                        N-CSR REGULATORY FILINGS SUMMARY
                               AS OF JUNE 30, 2003

Item 1 - SEMI-ANNUAL REPORT TO SHAREHOLDERS

JEFFERSON PILOT VARIABLE FUND, INC.

                               FROM THE PRESIDENT

[PHOTO OF RONALD R. ANGARELLA]

Dear Policyowner:

     The broad stock market indices have provided all of us with very welcome positive returns through June 30, 2003. The persistent bear market of the past three years has, for the moment, lost its grip. Impressive six-month returns were reported for the following stock market indices:

            Dow Jones Industrial Average*             9.01%
            S&P 500 Index*                           11.76%
            NASDAQ Composite*                        21.82%
            Dow Jones World (ex U.S.)*               11.57%

Our top performer, JPVF Mid-Cap Growth Portfolio, led the way climbing in excess of 20% year-to-date. The majority of JPVF Portfolios reported positive double-digit returns for the same period.

While we are pleased with the year-to-date results and hope that they are an indicator of continued positive momentum, we continue to focus on long-term market performance. As we have stated in the past, we believe committed and patient investors will benefit from realistically attractive market returns by deploying asset allocation strategies to structure a properly diversified portfolio.

Your Jefferson Pilot Financial variable life or variable annuity is a flexible, long-term planning tool. The Jefferson Pilot Variable Fund offers a broad selection of investment choices to support your diversification strategy. You may choose from growth to value disciplines, small to large capitalization portfolios, index based accounts, international equity alternatives and fixed income options, providing you the ability to design a mix of portfolios to match your investment style, objectives and risk profile. As always, we remain committed to providing you with a host of quality investment opportunities.

Thank you for your continued confidence in Jefferson Pilot Financial and for allowing us to assist you in meeting your financial planning goals.

Sincerely,

/s/ Ronald R. Angarella

Ronald R. Angarella, President
Jefferson Pilot Variable Fund, Inc.

* UNLIKE INVESTMENTS IN VARIABLE PRODUCTS, INDICES ARE UNMANAGED AND DO NOT INCUR FEES, CHARGES, OR THE COSTS OF INSURANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX. THE COMPONENTS OF INDICES WILL VARY. CONTACT YOUR REPRESENTATIVE FOR MORE INFORMATION ABOUT INDICES.

THE JEFFERSON PILOT VARIABLE FUND INVESTMENT OPTIONS OFFERED TO POLICYHOLDERS WILL VARY BASED ON THE VARIABLE INSURANCE OR VARIABLE ANNUITY CONTRACT PURCHASED. PLEASE CONSULT YOUR PRODUCT PROSPECTUS FOR A FULL LISTING OF AVAILABLE INVESTMENT OPTIONS.

                      [This page intentionally left blank]

                                      INDEX

                                                                         PAGE
Portfolio Profiles

    Growth Portfolio                                                       4

    Small Company Portfolio                                               10

    Mid-Cap Growth Portfolio                                              16

    Strategic Growth Portfolio                                            22

    Mid-Cap Value Portfolio                                               28

    Capital Growth Portfolio                                              34

    Small-Cap Value Portfolio                                             38

    Value Portfolio                                                       44

    International Equity Portfolio                                        48

    S&P 500 Index Portfolio                                               52

    World Growth Stock Portfolio                                          62

    High Yield Bond Portfolio                                             68

    Balanced Portfolio                                                    78

    Money Market Portfolio                                                86

Financial Statements                                                      90

Notes to Financial Statements                                             98

                                GROWTH PORTFOLIO

[CHART]

Common Stock            98.96%
Cash                     1.04%

                         NUMBER OF HOLDINGS
               --------------------------------------
                                102

                                          PERCENT OF
TOP TEN HOLDINGS                          PORTFOLIO++
-----------------------------------------------------
Pfizer, Inc.                                     3.79%
Dell Computer Corp.                              2.86%
Corning, Inc.                                    2.32%
Cisco Systems, Inc.                              2.17%
Amgen, Inc.                                      2.11%
Apollo Group, Inc.                               1.96%
Boston Scientific Corp.                          1.94%
Amdocs, Ltd., ADR                                1.83%
Harman International
  Industries, Inc.                               1.83%
eBay, Inc.                                       1.80%

                                          PERCENT OF
TOP TEN INDUSTRIES                        PORTFOLIO++
-----------------------------------------------------
Pharmaceutical                                  10.51%
Medical - Biotechnology                          5.91%
Computer Software                                5.81%
Retail Stores                                    5.79%
Electronics - Semiconductors                     5.52%
Computer Network                                 4.96%
Computer Equipment
  & Services                                     4.91%
Telecommunications -
  Equipment & Services                           4.88%
Medical Products                                 4.86%
Financial Services                               4.72%

  ++  Represents market value of investments plus cash.

                               PORTFOLIO MANAGER
                        Strong Capital Management, Inc.

                              THOMAS C. OGNAR, CFA*
                - Joined Strong Capital Management, Inc. in 1998
                - B.S. from Miami University
                - M.S. from University of Wisconsin
                - 8 years of investment experience
                - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY
        Seeks capital growth by primarily investing in equity securities believed to have above-average growth prospects.

                            NET ASSETS AS OF 06/30/03
                                   $34,838,273

             *EFFECTIVE JUNE 30, 2003, THE PORTFOLIO MANAGER CHANGED
                    FROM RONALD C. OGNAR TO THOMAS C. OGNAR.

     The first quarter was a very challenging environment. Much of the quarter was punctuated by volatility and lower trading volumes in anticipation of war with Iraq. Moving into second quarter, a swift and favorable end to the war in

Iraq and stronger-than-expected corporate earnings touched off a sharp rally. Investor attention turned from sluggish economic reports to low interest rates, strong monetary and fiscal stimulus, and anticipation of economic strengthening over the second half of the year. The rally was broad-based, but led by technology and small-cap stocks.

     Early in the year, the technology sector was probably the most challenging area. However, as the market's rally commenced, technology holdings became the strongest area for both absolute and relative performance. We began focusing on software and semiconductor stocks near the end of last year and found that those areas performed especially well for us over the last couple of months. Likewise, consumer discretionary stocks started the year on a weak note as continued joblessness and the war with Iraq caused consumers to restrain their spending; but our holdings in the area benefited greatly from the post-war bounce in consumer confidence.

     As we enter the third quarter, the JPVF Growth Portfolio's positioning is similar to three months ago. Though the market has covered a lot of ground quickly, we remain bullish. Continued earnings improvement, a lot of liquidity, tax cuts on the horizon and a weakening dollar all leave room for further market headway.

[CHART]

              GROWTH PORTFOLIO AND THE RUSSELL MIDCAP GROWTH INDEX Comparison of Change in Value of $10,000 Investment.

     GROWTH PORTFOLIO                       RUSSELL MID-CAP GROWTH INDEX

                     ACCOUNT                                     ACCOUNT
       DATE           VALUE                          DATE         VALUE
       ----           -----                          ----         -----
     01/01/98        $10,000                       01/01/98     $10,000
     03/31/98         11,160                       03/31/98      11,238
     06/30/98         11,691                       06/30/98      11,232
     09/30/98         10,420                       09/30/98       9,356
     12/31/98         13,114                       12/31/98      11,834
     03/31/99         14,487                       03/31/99      12,238
     06/30/99         15,102                       06/30/99      13,513
     09/30/99         15,055                       09/30/99      12,837
     12/31/99         23,652                       12/31/99      17,904
     03/31/00         28,610                       03/31/00      21,686
     06/30/00         25,892                       06/30/00      20,079
     09/30/00         28,234                       09/30/00      20,586
     12/31/00         22,301                       12/31/00      15,802
     03/31/01         16,226                       03/31/01      11,837
     06/30/01         16,891                       06/30/01      13,752
     09/30/01         13,085                       09/30/01       9,929
     12/31/01         14,772                       12/31/01      12,616
     03/31/02         14,219                       03/31/02      12,392
     06/30/02         12,650                       06/30/02      10,130
     09/30/02         10,898                       09/30/02       8,389
     12/31/02         11,001                       12/31/02       9,158
     03/31/03         11,016                       03/31/03       9,156
     06/30/03         12,606                       06/30/03      10,874

    AVERAGE ANNUAL TOTAL RETURNS

                             RUSSELL
                             MIDCAP
                             GROWTH
                GROWTH       INDEX
YTD             14.58%       18.74%
1 YEAR          -0.35%        7.35%
5 YEAR           1.52%       -0.64%
INCEPTION        4.30%        1.54%

                                 INCEPTION DATE
                                 JANUARY 1, 1998

Commencement of operations January 1, 1998. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the Growth Portfolio (the "Portfolio") at its inception with a similar investment in the Russell Midcap Growth Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell Midcap Growth Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS        YEAR ENDED        YEAR ENDED
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002          31, 2001
  Net asset value, beginning of period              $          9.53   $         12.80   $         20.68

  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                         (0.03)
  Net gains and losses on securities
    (both realized and unrealized)                             1.43             (3.27)            (6.89)
                                                    ---------------   ---------------   ---------------

    Total from investment operations                           1.40             (3.27)            (6.89)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                                                                (0.99)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00             (0.99)

Net asset value, end of period                      $         10.93   $          9.53   $         12.80
                                                    ===============   ===============   ===============

Total Return (A)                                              14.58%           (25.53%)          (33.76%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.88%             0.86%             0.87%
  Net investment income                                       (0.54%)           (0.55%)           (0.35%)

Portfolio Turnover Rate                                      103.32%           283.59%           403.36%

Net Assets, At End of Period                        $    34,838,273   $    31,843,166   $    49,583,867

                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       DECEMBER          DECEMBER          DECEMBER
                                                       31, 2000          31, 1999          31, 1998
  Net asset value, beginning of period              $         23.38   $         13.11   $         10.00

  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                                           (0.06)            (0.05)
  Net gains and losses on securities
    (both realized and unrealized)                            (0.96)            10.50              3.16
                                                    ---------------   ---------------   ---------------

  Total from investment operations                            (0.96)            10.44              3.11

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                            (1.74)            (0.17)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                         (1.74)            (0.17)             0.00

Net asset value, end of period                      $         20.68   $         23.38   $         13.11
                                                    ===============   ===============   ===============

Total Return (A)                                              (5.71%)           80.36%            31.14%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.84%             0.96%             1.08%
  Net investment income                                       (0.23%)           (0.54%)           (0.47%)

Portfolio Turnover Rate                                      344.98%           326.19%           283.36%

Net Assets, At End of Period                        $    79,541,483   $    44,334,220   $    11,543,742

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--98.54%

ADVERTISING-1.13%
Monster Worldwide, Inc.+                                                 9,000   $       177,570
Omnicom Group, Inc.                                                      3,000           215,100
                                                                                 ---------------
                                                                                         392,670
                                                                                 ---------------

AIRLINES-1.55%
JetBlue Airways Corp.+                                                   7,500           317,175
Ryanair Holdings, PLC, ADR+                                              5,000           224,500
                                                                                 ---------------
                                                                                         541,675
                                                                                 ---------------

AUTOMOTIVE SALES & SERVICES-0.99%
CarMax, Inc.+                                                           11,500           346,725
                                                                                 ---------------

BANKING-1.54%
Citigroup, Inc.                                                         12,500           535,000
                                                                                 ---------------

BROADCASTING-4.14%
EchoStar Communications Corp.+                                          11,000           380,820
InterActiveCorp+                                                        11,500           455,055
Sirius Satellite Radio, Inc.+                                           45,000            76,050
Univision Communications, Inc.+                                         17,500           532,000
                                                                                 ---------------
                                                                                       1,443,925
                                                                                 ---------------

BUILDING CONSTRUCTION-2.34%
Centex Corp.                                                             4,500           350,055
Lennar Corp.                                                             6,500           464,750
                                                                                 ---------------
                                                                                         814,805
                                                                                 ---------------

COMMERCIAL SERVICES-1.50%
Alliance Data Systems Corp.+                                            11,000           257,400
Paychex, Inc.                                                            9,000           263,790
                                                                                 ---------------
                                                                                         521,190
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-4.88%
Comverse Technology, Inc.+                                               4,000            60,120
Dell Computer Corp.+                                                    31,000           990,760
EMC Corp.+                                                              26,000           272,220
First Data Corp.                                                         6,000           248,640
Symbol Technologies, Inc.                                               10,000           130,100
                                                                                 ---------------
                                                                                       1,701,840
                                                                                 ---------------

COMPUTER NETWORK-4.94%
Cisco Systems, Inc.+                                                    45,000           751,050
Juniper Networks, Inc.+                                                 34,500           426,765
NetScreen Technologies, Inc.+                                           19,000           428,450
Network Appliance, Inc.+                                                 7,000           113,470
                                                                                 ---------------
                                                                                       1,719,735
                                                                                 ---------------

COMPUTER SOFTWARE-5.79%
Documentum, Inc.+                                                       14,500           285,215
Mercury Interactive Corp.+                                              12,000           463,320
Microsoft Corp.                                                         17,000           435,370
Oracle Corp.+                                                           15,000           180,300
SAP, AG, ADR                                                             9,500           277,590
Symantec Corp.+                                                          2,000            87,720
VERITAS Software Corp.+                                                 10,000           286,700
                                                                                 ---------------
                                                                                       2,016,215
                                                                                 ---------------

EDUCATIONAL SERVICES-4.03%
Apollo Group, Inc.+                                                     11,000   $       679,360
Corinthian Colleges, Inc.+                                               5,500           267,135
University of Phoenix Online+                                            9,000           456,300
                                                                                 ---------------
                                                                                       1,402,795
                                                                                 ---------------

ELECTRONIC COMPONENTS-3.14%
Harman International Industries, Inc.                                    8,000           633,120
Linear Technology Corp.                                                  3,000            96,630
Microchip Technology, Inc.                                               6,500           160,095
Xilinx, Inc.+                                                            8,000           202,480
                                                                                 ---------------
                                                                                       1,092,325
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-5.50%
Altera Corp.+                                                           16,000           262,400
Analog Devices, Inc.+                                                   17,000           591,940
Intel Corp.                                                             25,000           519,600
KLA-Tencor Corp.+                                                        2,500           116,225
Novellus Systems, Inc.+                                                  5,000           183,105
QLogic Corp.+                                                            5,000           241,650
                                                                                 ---------------
                                                                                       1,914,920
                                                                                 ---------------

ENTERTAINMENT & LEISURE-1.97%
Electronic Arts, Inc.+                                                   6,500           480,935
International Game Technology+                                           2,000           204,660
                                                                                 ---------------
                                                                                         685,595
                                                                                 ---------------

FINANCIAL SERVICES-4.70%
American Express Co.                                                     7,000           292,670
Capital One Financial Corp.                                              4,500           221,310
Doral Financial Corp.                                                   11,000           491,150
Lehman Brothers Holdings, Inc.                                           6,000           398,880
SLM Corp.                                                                6,000           235,020
                                                                                 ---------------
                                                                                       1,639,030
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-1.43%
P.F. Chang's China Bistro, Inc.+                                         4,000           196,840
Panera Bread Co.+                                                        7,500           300,000
                                                                                 ---------------
                                                                                         496,840
                                                                                 ---------------

INSURANCE-0.65%
RenaissanceRe Holdings, Ltd.                                             5,000           227,600
                                                                                 ---------------

INTERNET SERVICES-1.61%

VeriSign, Inc.+                                                         24,000           331,920
Yahoo!, Inc.+                                                            7,000           229,320
                                                                                 ---------------
                                                                                         561,240
                                                                                 ---------------

MANUFACTURING-2.31%
Corning, Inc.+                                                         109,000           805,510
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-5.88%
Amgen, Inc.+                                                            11,000           730,840
CV Therapeutics, Inc.+                                                   6,000           177,960
Genentech, Inc.+                                                         4,000           288,480
Genzyme Corp.+                                                          14,000           585,200
Millipore Corp.+                                                         6,000           266,220
                                                                                 ---------------
                                                                                       2,048,700
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

MEDICAL PRODUCTS-4.84%
Advanced Neuromodulation Systems, Inc.+                                 10,000   $       517,700
AmerisourceBergen Corp.                                                  3,000           208,050
Boston Scientific Corp.+                                                11,000           672,100
St. Jude Medical, Inc.+                                                  5,000           287,500
                                                                                 ---------------
                                                                                       1,685,350
                                                                                 ---------------

MEDICAL SUPPLIES-0.52%
Alcon, Inc.                                                              4,000           182,800
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.84%
Nucor Corp.                                                              6,000           293,100
                                                                                 ---------------

MULTIMEDIA-1.35%
AOL Time Warner, Inc.+                                                   7,500           120,675
Viacom, Inc., Class B+                                                   8,000           349,280
                                                                                 ---------------
                                                                                         469,955
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-0.16%
Burlington Resources, Inc.                                               1,000            54,070
                                                                                 ---------------

OIL & GAS - INTEGRATED-0.45%
Nabors Industries, Ltd.+                                                 4,000           158,200
                                                                                 ---------------

OIL & GAS PRODUCERS-2.12%
Apache Corp.                                                             2,500           162,650
ENSCO International, Inc.                                                9,500           255,550
XTO Energy, Inc.                                                        16,000           321,760
                                                                                 ---------------
                                                                                         739,960
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-1.76%
BJ Services Co.+                                                         9,000           336,240
Smith International, Inc.+                                               7,500           275,550
                                                                                 ---------------
                                                                                         611,790
                                                                                 ---------------

PHARMACEUTICAL-10.46%
Biovail Corp.+                                                           6,500           305,890
Eli Lilly & Co.                                                          2,000           137,940
Forest Laboratories, Inc.+                                               6,500           355,875
Gilead Sciences, Inc.+                                                  11,000           611,380
Pfizer, Inc.                                                            38,500         1,314,775
Taro Pharmaceutical Industries, Ltd.+                                   10,000           548,800
Teva Pharmaceutical Industries, Ltd., ADR                                6,500           370,045
                                                                                 ---------------
                                                                                       3,644,705
                                                                                 ---------------

RETAIL - INTERNET-2.00%
Amazon.com, Inc.+                                                        2,000   $        72,980
eBay, Inc.+                                                              6,000           625,080
                                                                                 ---------------
                                                                                         698,060
                                                                                 ---------------

RETAIL STORES-5.77%
99 Cents Only Stores+                                                    3,000           102,960
Bed Bath & Beyond, Inc.+                                                 8,000           310,480
Best Buy Company, Inc.+                                                  4,000           175,680
Chico's FAS, Inc.+                                                      21,000           442,050
Home Depot, Inc., The                                                    7,500           248,400
Kohl's Corp.+                                                            8,500           436,730
Lowe's Companies, Inc.                                                   3,500           150,325
Whole Foods Market, Inc.+                                                3,000           142,590
                                                                                 ---------------
                                                                                       2,009,215
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-4.86%
Amdocs, Ltd., ADR+                                                      26,500           636,000
Broadcom Corp.+                                                         16,000           398,560
JDS Uniphase Corp.+                                                     40,500           142,155
Polycom, Inc.+                                                           6,500            90,090
UTStarcom, Inc.+                                                        12,000           426,840
                                                                                 ---------------
                                                                                       1,693,645
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-1.52%
Nextel Communications, Inc.+                                            20,000           361,600
Vodafone Group, PLC, ADR                                                 8,500           167,025
                                                                                 ---------------
                                                                                         528,625
                                                                                 ---------------

TEXTILES & APPAREL-1.43%
Coach, Inc.+                                                            10,000           497,400
                                                                                 ---------------

TRANSPORTATION-0.44%
FedEx Corp.                                                              2,500           155,075
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $29,346,903)                                                                  34,330,285
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $29,346,903)                                                     98.54%       34,330,285
Other assets, less liabilities                                            1.46           507,988
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    34,838,273
                                                               ===============   ===============

+ Non-income producing security.

                       See notes to financial statements.

                      [This page intentionally left blank]

                             SMALL COMPANY PORTFOLIO

[CHART]

Common Stock            97.23%
Cash                     2.03%
Preferred Stock          0.74%

                         NUMBER OF HOLDINGS
               --------------------------------------
                                165

                                          PERCENT OF
TOP TEN HOLDINGS                          PORTFOLIO++
-----------------------------------------------------
Pharmaceutical Product
  Development, Inc.                              2.17%
SICOR, Inc.                                      1.81%
Cognizant Technology
  Solutions Corp.                                1.70%
Medicis Pharmaceutical Corp.                     1.67%
Corporate Executive
  Board Co., The                                 1.47%
Cabot Microelectronics Corp.                     1.44%
M.D.C. Holdings, Inc.                            1.36%
Christopher & Banks Corp.                        1.27%
BearingPoint, Inc.                               1.27%
Corinthian Colleges, Inc.                        1.23%

                                          PERCENT OF
TOP TEN INDUSTRIES                        PORTFOLIO++
-----------------------------------------------------
Pharmaceutical                                  11.63%
Retail Stores                                    8.71%
Computer Software                                7.88%
Computer Information
  & Technology                                   6.63%
Educational Services                             4.74%
Consulting Services                              4.50%
Electronics - Semiconductors                     4.25%
Computer Network                                 3.87%
Commercial Services                              3.86%
Medical Products                                 3.76%

  ++  Represents market value of investments plus cash.

THE PORTFOLIO INVESTS IN STOCKS OF SMALL AND MEDIUM SIZE COMPANIES AND MAY BE MORE VOLATILE THAN STOCKS OF LARGER, MORE STABLE COMPANIES.

                               PORTFOLIO MANAGER
                             Lord, Abbett & Co. LLC
                                (Since 05/01/99)

                            F. THOMAS O'HALLORAN, CFA

                     - Joined Lord, Abbett & Co. LLC in 2001
                     - A.B. from Bowdoin College
                     - M.B.A. from Columbia University Business School
                     - Law degree from Boston College Law School
                     - 16 years of investment experience
                     - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY
                Seeks growth of capital by primarily investing in
                        common stocks of small companies.

                            NET ASSETS AS OF 06/30/03
                                   $58,576,831

     MARKET REVIEW

     The first six months of 2003 were a mixed bag for U.S. equities markets. The first quarter was marked by a weak U.S economy, fueled in part by geopolitical concerns abroad. The end of the conflict in Iraq, aided by fiscal stimulus in Washington, resulted in a return of positive consumer confidence and a nice rebound for U.S. equities markets in the second quarter. We believe that significant economic stimulus currently exists to support continued growth in the second half of 2003 and into 2004. In our opinion, historically low interest rates, corporate cost cutting efforts, a weaker U.S. dollar and the recent decline in oil prices combined should provide support for further economic expansion and continued corporate profit recovery. Additionally, we expect fiscal stimulus to supply further support to the economy.

     PORTFOLIO REVIEW

     Strong stock selection in the consumer discretionary sector was the primary driver of the JPVF Small Company Portfolio's relative performance in the first six months of 2003. The Portfolio's retail holdings in particular performed well posting strong earnings as the economic outlook brightened. Also adding value to relative and absolute performance was stock selection in the producer durables sector. Home-building stocks advanced throughout the period as the industry continued to benefit from low interest rates. The Portfolio's underweight exposure to the financial services sector relative to the Russell 2000(R) Growth Index also aided performance. This relatively defensive sector lagged as the market rebounded strongly in the second quarter.

     Poor stock selection in the technology sector was the largest detractor from the Portfolio's relative performance during the period. The Portfolio's more conservative growth stance within the technology sector led to underperformance, as the Portfolio's holdings in the sector did not participate in the recent market rally. Stock selection in the healthcare sector also detracted from the Portfolio's performance. Stock specific activities within the pharmaceuticals industry, as well as its limited exposure to biotechnology stocks hurt the Portfolio. Stock selection within the materials and processing sector also detracted from the Portfolio's performance.

     OUTLOOK

     We believe that the Portfolio is positioned to benefit from a gradually improving economy. In our opinion, the small-cap growth segment has weathered a severe business contraction in recent years. We believe that well-managed companies have been able to maintain growth-related expenditures, while cutting their ongoing operating expense levels. In our opinion, these companies have the potential to experience a significant profit rebound in a strengthening economic environment. Additionally, we believe that the current low interest rate environment may be supportive of valuations for growth companies. In our opinion, the combination of improving earnings and low interest rates can help foster an ideal environment for growth companies, and should contribute to improve stock performance in the latter half of the year.

[CHART]

            SMALL COMPANY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX
              Comparison of Change in Value of $10,000 Investment.

    SMALL COMPANY PORTFOLIO               RUSSELL 2000 GROWTH INDEX

                    ACCOUNT                                   ACCOUNT
      DATE           VALUE                        DATE         VALUE
      ----           -----                        ----         -----
    04/18/86        $10,000                     04/18/86     $10,000
    06/30/86         10,372                     06/30/86      10,400
    09/30/86          9,863                     09/30/86       8,710
    12/31/86         10,565                     12/31/86       8,806
    03/31/87         11,914                     03/31/87      11,200
    06/30/87         12,813                     06/30/87      11,045
    09/30/87         13,698                     09/30/87      11,403
    12/31/87         10,395                     12/31/87       7,883
    03/31/88         12,119                     03/31/88       9,256
    06/30/88         13,176                     06/30/88       9,844
    09/30/88         13,151                     09/30/88       9,573
    12/31/88         13,129                     12/31/88       9,489
    03/31/89         14,183                     03/31/89      10,194
    06/30/89         15,054                     06/30/89      10,853
    09/30/89         16,226                     09/30/89      11,823
    12/31/89         15,669                     12/31/89      11,403
    03/31/90         15,299                     03/31/90      11,100
    06/30/90         15,505                     06/30/90      11,801
    09/30/90         12,071                     09/30/90       8,721
    12/31/90         12,759                     12/31/90       9,418
    03/31/91         15,336                     03/31/91      12,295
    06/30/91         15,663                     06/30/91      11,869
    09/30/91         16,103                     09/30/91      13,149
    12/31/91         16,999                     12/31/91      14,238
    03/31/92         18,699                     03/31/92      14,628
    06/30/92         17,992                     06/30/92      12,871
    09/30/92         18,527                     09/30/92      13,121
    12/31/92         21,506                     12/31/92      15,345
    03/31/93         22,691                     03/31/93      15,070
    06/30/93         22,524                     06/30/93      15,504
    09/30/93         23,910                     09/30/93      16,951
    12/31/93         24,925                     12/31/93      17,397
    03/31/94         24,982                     03/31/94      16,688
    06/30/94         24,337                     06/30/94      15,636
    09/30/94         26,469                     09/30/94      17,097
    12/31/94         26,834                     12/31/94      16,974
    03/31/95         28,241                     03/31/95      17,905
    06/30/95         29,736                     06/30/95      19,682
    09/30/95         33,164                     09/30/95      21,920
    12/31/95         34,809                     12/31/95      22,244
    03/31/96         37,702                     03/31/96      23,521
    06/30/96         39,076                     06/30/96      24,896
    09/30/96         38,570                     09/30/96      24,684
    12/31/96         40,537                     12/31/96      24,749
    03/31/97         38,833                     03/31/97      22,153
    06/30/97         44,729                     06/30/97      26,042
    09/30/97         52,097                     09/30/97      30,448
    12/31/97         50,105                     12/31/97      27,953
    03/31/98         53,395                     03/31/98      31,274
    06/30/98         51,272                     06/30/98      29,478
    09/30/98         39,894                     09/30/98      22,886
    12/31/98         44,205                     12/31/98      28,296
    03/31/99         40,113                     03/31/99      27,821
    06/30/99         43,794                     06/30/99      31,925
    09/30/99         41,405                     09/30/99      30,354
    12/31/99         50,480                     12/31/99      40,489
    03/31/00         51,933                     03/31/00      44,246
    06/30/00         44,989                     06/30/00      40,985
    09/30/00         44,744                     09/30/00      39,358
    12/31/00         41,460                     12/31/00      31,408
    03/31/01         34,321                     03/31/01      26,634
    06/30/01         39,719                     06/30/01      31,420
    09/30/01         30,681                     09/30/01      22,597
    12/31/01         38,482                     12/31/01      28,509
    03/31/02         38,439                     03/31/02      27,950
    06/30/02         34,030                     06/30/02      23,562
    09/30/02         26,106                     09/30/02      18,491
    12/31/02         27,339                     12/31/02      19,880
    03/31/03         26,481                     03/31/03      19,109
    06/30/03         32,136                     06/30/03      23,723

     AVERAGE ANNUAL TOTAL RETURNS

                            RUSSELL 2000
                 SMALL        GROWTH
                COMPANY        INDEX
YTD             17.55%         19.33%
1 YEAR          -5.57%          0.69%
5 YEAR          -8.92%         -4.25%
10 YEAR          3.62%          4.35%
INCEPTION        7.02%          5.15%

                                 INCEPTION DATE
                                 APRIL 18, 1986

Commencement of operations April 18, 1986. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the Small Company Portfolio (the "Portfolio") at its inception with a similar investment in the Russell 2000 Growth Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell 2000 Growth Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS        YEAR ENDED        YEAR ENDED
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002          31, 2001
  Net asset value, beginning of period              $          9.78   $         13.76   $         14.83

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                (0.04)
  Net gains and losses on securities
    (both realized and unrealized)                             1.75             (3.98)            (1.07)
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             1.71             (3.98)            (1.07)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00              0.00

Net asset value, end of period                      $         11.49   $          9.78   $         13.76
                                                    ===============   ===============   ===============

Total Return (A)                                              17.55%           (28.96%)           (7.18%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.89%             0.86%             0.86%
  Net investment income                                       (0.70%)           (0.73%)           (0.64%)

Portfolio Turnover Rate                                       52.35%            57.24%            57.96%

Net Assets, At End of Period                        $    58,576,831   $    51,865,535   $    78,543,761

                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       DECEMBER          DECEMBER          DECEMBER
                                                       31, 2000          31, 1999          31, 1998
  Net asset value, beginning of period              $         18.05   $         16.24   $         20.43

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                  (0.02)             0.22
  Net gains and losses on securities
    (both realized and unrealized)                            (3.22)             2.22             (2.59)
                                                    ---------------   ---------------   ---------------

  Total from investment operations                            (3.22)             2.20             (2.37)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                          (0.02)            (0.19)
  Dividends in excess of net
    investment income
  Distributions from capital gains                                              (0.37)            (1.63)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00             (0.39)            (1.82)

Net asset value, end of period                      $         14.83   $         18.05   $         16.24
                                                    ===============   ===============   ===============

Total Return (A)                                             (17.87%)           14.20%           (11.78%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.83%             0.86%             0.87%
  Net investment income                                       (0.54%)           (0.14%)            1.23%

Portfolio Turnover Rate                                       54.38%           143.95%            43.06%

Net Assets, At End of Period                        $    80,284,431   $    92,991,539   $    78,343,648

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--97.27%

ADVERTISING-0.25%
aQuantive, Inc.+                                                        13,900   $       145,950
                                                                                 ---------------

AIRLINES-0.95%
SkyWest, Inc.                                                           29,300           558,458
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-0.61%
O'Reilly Automotive, Inc.+                                              10,700           357,273
                                                                                 ---------------

AUTOMOTIVE SALES & SERVICES-0.38%
Thor Industries, Inc.                                                    5,500           224,510
                                                                                 ---------------

BANKING-3.27%
Greater Bay Bancorp                                                     25,800           526,836
Silicon Valley Bancshares+                                              19,300           459,533
Southwest Bancorporation of Texas, Inc.+                                14,400           468,144
Texas Regional Bancshares, Inc.                                          7,340           254,698
W Holding Company, Inc.                                                 12,300           208,116
                                                                                 ---------------
                                                                                       1,917,327
                                                                                 ---------------

BUILDING CONSTRUCTION-1.92%
M.D.C. Holdings, Inc.                                                   16,474           795,365
Standard Pacific Corp.                                                   9,900           328,284
                                                                                 ---------------
                                                                                       1,123,649
                                                                                 ---------------

BUILDING MATERIALS-0.40%
Simpson Manufacturing Company, Inc.+                                     6,400           234,240
                                                                                 ---------------

CHEMICALS-1.44%
Cabot Microelectronics Corp.+                                           16,700           842,849
                                                                                 ---------------

COMMERCIAL SERVICES-3.86 %
Albany Molecular Research, Inc.+                                        14,200           214,420
G&K Services, Inc.                                                       9,530           282,088
Healthcare Services Group, Inc.+                                        29,370           414,998
Hooper Holmes, Inc.                                                     60,300           388,332
iDine Rewards Network, Inc.+                                            18,000           247,320
Macrovision Corp.+                                                      28,200           561,744
NCO Group, Inc.+                                                         8,600           154,026
                                                                                 ---------------
                                                                                       2,262,928
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-3.16%
Advanced Digital Information Corp.+                                     53,700           536,463
Cray, Inc.+                                                             43,310           342,149
Digimarc Corp.+                                                          3,698            58,059
Drexler Technology Corp.+                                                9,500           147,250
eCollege.com, Inc.+                                                     28,500           327,180
Hutchinson Technology, Inc.+                                             9,580           315,086
Mercury Computers Systems, Inc.+                                         6,900           125,304
                                                                                 ---------------
                                                                                       1,851,491
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-6.63%
Business Objects, SA, ADR+                                               7,300   $       160,235
CGI Group, Inc.+                                                             2                12
Cognizant Technology Solutions Corp.+                                   40,900           996,324
FactSet Research Systems, Inc.                                           6,400           281,920
Jack Henry & Associates, Inc.                                           12,100           215,259
Kronos, Inc.+                                                           11,700           594,477
LookSmart, Ltd.+                                                       101,200           286,396
Manhattan Associates, Inc.+                                             18,130           470,836
ManTech International Corp.+                                            14,690           281,754
NDCHealth Corp.                                                         14,200           260,570
NetFlix.com, Inc.+                                                      13,100           334,705
                                                                                 ---------------
                                                                                       3,882,488
                                                                                 ---------------

COMPUTER NETWORK-3.88%
@Road, Inc.+                                                             9,600           104,832
Altiris, Inc.+                                                          13,000           260,650
Digital River, Inc.+                                                    19,300           372,490
MicroStrategy, Inc.+                                                     6,500           236,795
NetScreen Technologies, Inc.+                                           15,100           340,505
Packeteer, Inc.+                                                        13,600           211,752
Raindance Communications, Inc.+                                         28,500            70,965
SI International, Inc.+                                                  9,940           130,214
SRA International, Inc.+                                                16,950           542,400
                                                                                 ---------------
                                                                                       2,270,603
                                                                                 ---------------

COMPUTER SOFTWARE-7.89%
Activision, Inc.+                                                       26,100           337,212
Avid Technolgy, Inc.+                                                   10,300           361,221
Borland Software Corp.+                                                 33,300           325,341
Concur Technologies, Inc.+                                              29,280           294,850
Datastream Systems, Inc.+                                                6,567            69,545
Documentum, Inc.+                                                       16,300           320,621
EPIQ Systems, Inc.+                                                     10,300           176,851
Macromedia, Inc.+                                                       18,100           380,824
Magma Design Automation, Inc.+                                          15,700           269,255
Quest Software, Inc.+                                                   24,400           290,360
Retek, Inc.+                                                            37,800           241,920
SeeBeyond Technology Corp.+                                             56,800           131,208
Take-Two Interactive Software, Inc.+                                    22,400           634,816
TIBCO Software, Inc.+                                                   60,600           308,454
Verity, Inc.+                                                           16,600           210,156
WebEx Communications, Inc.+                                             19,210           267,980
                                                                                 ---------------
                                                                                       4,620,614
                                                                                 ---------------

CONSULTING SERVICES-4.50%
Advisory Board Co., The+                                                 9,300           376,836
BearingPoint, Inc.+                                                     77,100           744,015
Corporate Executive Board Co., The+                                     21,320           864,100
FTI Consulting, Inc.+                                                   26,200           654,214
                                                                                 ---------------
                                                                                       2,639,165
                                                                                 ---------------

COSMETICS & PERSONAL CARE-0.43%
Steiner Leisure, Ltd., ADR+                                             17,200           251,120
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

DELIVERY & FREIGHT SERVICES-0.62%
EGL, Inc.+                                                              23,900   $       363,280
                                                                                 ---------------
EDUCATIONAL SERVICES-4.74%
Corinthian Colleges, Inc.+                                              14,900           723,693
DeVry, Inc.+                                                            16,500           384,285
Education Management Corp.+                                             11,400           606,252
ITT Educational Services, Inc.+                                         16,500           482,625
Strayer Education, Inc.                                                  3,800           301,910
Sylvan Learning Systems, Inc.+                                          12,120           276,821
                                                                                 ---------------
                                                                                       2,775,586
                                                                                 ---------------

ELECTRICAL EQUIPMENT-0.42%
Entegris, Inc.+                                                         18,300           245,952
                                                                                 ---------------

ELECTRONIC COMPONENTS-0.83%
FLIR Systems, Inc.+                                                      8,100           244,215
II-VI, Inc.+                                                            10,480           241,878
                                                                                 ---------------
                                                                                         486,093
                                                                                 ---------------

ELECTRONICS-0.72%
Electronics Boutique Holdings Corp.+                                    13,900           321,229
Sypris Solutions, Inc.                                                  10,000           103,300
                                                                                 ---------------
                                                                                         424,529
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-4.25%
Cree, Inc.+                                                             12,500           203,500
Cymer, Inc.+                                                             9,200           290,352
FormFactor, Inc.+                                                        1,090            19,293
Integrated Circuit Systems, Inc.+                                       16,700           524,881
Microsemi Corp.+                                                        22,500           360,000
MKS Instruments, Inc.+                                                  14,960           270,327
Mykrolis Corp.+                                                         26,000           263,900
Power Integrations, Inc.+                                                9,100           221,312
Varian Semiconductor Equipment Associates+                              11,300           336,288
                                                                                 ---------------
                                                                                       2,489,853
                                                                                 ---------------

ENTERTAINMENT & LEISURE-0.78%
Multimedia Games, Inc.+                                                  8,300           211,650
Shuffle Master, Inc.+                                                    8,270           243,055
                                                                                 ---------------
                                                                                         454,705
                                                                                 ---------------

FINANCIAL SERVICES-1.04%
Investment Technology Group, Inc.+                                      32,900           611,940
                                                                                 ---------------

FOOD PRODUCTS-0.58%
NBTY, Inc.+                                                              8,600           181,116
United Natural Foods, Inc.+                                              5,600           157,584
                                                                                 ---------------
                                                                                         338,700
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.87%
CEC Entertainment, Inc.+                                                 8,700           321,291
Jack in the Box, Inc.+                                                   8,400           187,320
                                                                                 ---------------
                                                                                         508,611
                                                                                 ---------------

HEALTHCARE-3.15%
AMERIGROUP Corp.+                                                        8,280   $       308,016
Centene Corp.+                                                           9,900           385,110
Coventry Health Care, Inc.+                                              6,600           304,656
D & K Healthcare Resources, Inc.                                        14,100           227,574
Renal Care Group, Inc.+                                                 15,800           556,318
Res-Care, Inc.+                                                         13,400            61,238
                                                                                 ---------------
                                                                                       1,842,912
                                                                                 ---------------

HOME FURNISHINGS-1.01%
Pier 1 Imports, Inc.                                                    28,900           589,560
                                                                                 ---------------

HUMAN RESOURCES-1.26%
Exult, Inc.+                                                            45,600           390,792
PAREXEL International Corp.+                                            24,900           347,355
                                                                                 ---------------
                                                                                         738,147
                                                                                 ---------------

INTERNET SERVICES-2.73%
Alloy, Inc.+                                                            41,430           267,224
eMerge Interactive, Inc.+                                              120,500            92,785
Priceline.com, Inc.+                                                    10,500           235,095
S1 Corp.+                                                               60,100           242,800
Sohu.com, Inc.+                                                          8,500           290,360
United Online, Inc.+                                                    18,500           468,790
                                                                                 ---------------
                                                                                       1,597,054
                                                                                 ---------------

MANUFACTURING-0.77%
Matthews International Corp.                                            11,900           294,644
Select Comfort Corp.+                                                    9,400           153,972
                                                                                 ---------------
                                                                                         448,616
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-3.48%
Affymetrix, Inc.+                                                       14,900           293,679
Bio-Rad Laboratories, Inc.+                                              8,300           459,405
Corixa Corp.+                                                           43,200           333,936
Enzon, Inc.+                                                            20,400           255,408
Molecular Devices Corp.+                                                22,100           351,611
SangStat Medical Corp.+                                                 26,400           345,576
                                                                                 ---------------
                                                                                       2,039,615
                                                                                 ---------------

MEDICAL PRODUCTS-3.76%
Cooper Companies, Inc., The                                             13,100           455,487
Diagnostic Products Corp.                                               15,400           632,170
Medicines Co., The+                                                     12,300           242,187
Novoste Corp.+                                                          37,800           226,800
Priority Healthcare Corp.+                                              21,500           398,825
QLT PhotoTherapeutics, Inc.+                                            19,500           247,631
                                                                                 ---------------
                                                                                       2,203,100
                                                                                 ---------------

MULTIMEDIA-0.48%
Pinnacle Systems, Inc.+                                                 26,400           282,480
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

OIL & GAS PRODUCERS-0.77%
Patina Oil & Gas Corp.                                                  14,006   $       450,293
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-0.58%
Cal Dive International, Inc.+                                           15,500           337,900
                                                                                 ---------------

PHARMACEUTICAL-11.63%
Alpharma, Inc.                                                          17,600           380,160
Bradley Pharmaceuticals, Inc.+                                          12,500           206,250
Cell Therapeutics, Inc.+                                                36,480           354,950
DOV Pharmaceutical, Inc.+                                               15,300           175,950
Endo Pharmaceuticals Holdings, Inc.+                                    34,180           578,326
ILEX Oncology, Inc.+                                                    20,900           405,669
Kos Pharmaceuticals, Inc.+                                               7,600           178,372
K-V Pharmaceutical Co.+                                                 13,900           386,420
Ligand Pharmaceuticals, Inc.+                                           31,800           432,162
Medicis Pharmaceutical Corp.+                                           17,300           980,910
Noven Pharmaceutical, Inc.+                                             39,400           403,456
Pharmaceutical Product Development, Inc.+                               44,200         1,269,866
SICOR, Inc.+                                                            52,150         1,060,731
                                                                                 ---------------
                                                                                       6,813,222
                                                                                 ---------------

RETAIL STORES-8.71%
1-800-FLOWERS.COM, Inc.+                                                21,400           176,336
Aeropostale, Inc.+                                                      13,500           289,980
Chico's FAS, Inc.+                                                      23,000           484,150
Christopher & Banks Corp.+                                              20,120           744,239
Claire's Stores, Inc.                                                    9,800           248,528
Cost Plus, Inc.+                                                        13,160           469,286
Fossil, Inc.+                                                           13,600           320,416
GameStop Corp.+                                                         17,700           228,684
Group 1 Automotive, Inc.+                                               14,590           472,862
Hot Topic, Inc.+                                                        13,300           357,903
Linens 'N Things, Inc.+                                                 16,900           399,009
MSC Industrial Direct Company, Inc.+                                    16,480           294,992
Pacific Sunwear of California, Inc.+                                    25,525           614,897
                                                                                 ---------------
                                                                                       5,101,282
                                                                                 ---------------

SECURITY SYSTEMS-0.63%
Armor Holdings, Inc.+                                                   27,730   $       371,582
                                                                                 ---------------
TELECOMMUNICATIONS -
   EQUIPMENT & SERVICES-1.12%
CellStar Corp.+                                                         19,320            75,928
Comtech Telecommunications Corp.+                                        6,100           172,264
SeaChange International, Inc.+                                          20,400           194,616
West Corp.+                                                              8,100           215,865
                                                                                 ---------------
                                                                                         658,673
                                                                                 ---------------

TEXTILES & APPAREL-1.81%
Kenneth Cole Productions, Inc.+                                         12,150           236,804
Quicksilver, Inc.+                                                      32,900           542,521
Timberland Co., The+                                                     5,300           280,158
                                                                                 ---------------
                                                                                       1,059,483
                                                                                 ---------------

TRANSPORTATION-0.44%
Werner Enterprises, Inc.                                                12,200           258,640
                                                                                 ---------------

TRAVEL SERVICES-0.52%
Pegasus Solutions, Inc.+                                                18,650           303,063
                                                                                 ---------------

TOTAL COMMON STOCK
(Cost $53,359,241)                                                                    56,977,536
                                                                                 ---------------

  CONVERTIBLE PREFERRED STOCK--0.74 %

OIL & GAS PRODUCERS-0.74%
EXCO Resources, Inc., 5.000%, due 06/30/03                              24,300           434,241
                                                                                 ---------------

TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $510,300)                                                                        434,241
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $53,869,541)                                                     98.01%       57,411,777
Other assets, less liabilities                                            1.99         1,165,054
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    58,576,831
                                                               ===============   ===============

+ Non-income producing security.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

[CHART]

Common Stock            90.88%
Cash                     9.12%

                          NUMBER OF HOLDINGS
                --------------------------------------
                                 129

                                          PERCENT OF
TOP TEN HOLDINGS                          PORTFOLIO++
------------------------------------------------------
Gilead Sciences, Inc.                            1.83%
MedImmune, Inc.                                  1.82%
Aetna, Inc.                                      1.46%
CDW Corp.                                        1.46%
Trimeris, Inc.                                   1.41%
Yahoo!, Inc.                                     1.37%
Novellus Systems, Inc.                           1.35%
Fiserv, Inc.                                     1.24%
VeriSign, Inc.                                   1.22%
Coca-Cola Enterprises, Inc.                      1.21%

                                          PERCENT OF
TOP TEN INDUSTRIES                        PORTFOLIO++
------------------------------------------------------
Electronics - Semiconductors                    11.07%
Pharmaceutical                                   9.00%
Financial Services                               6.03%
Computer Equipment
  & Services                                     5.97%
Medical Products                                 4.10%
Retail Stores                                    4.06%
Computer Software                                3.76%
Advertising                                      3.57%
Medical - Biotechnology                          3.22%
Internet Services                                3.10%

  ++  Represents market value of investments plus cash.

THE PORTFOLIO INVESTS IN STOCKS OF SMALL AND MEDIUM SIZE COMPANIES AND MAY BE MORE VOLATILE THAN STOCKS OF LARGER, MORE STABLE COMPANIES.

                                PORTFOLIO MANAGER
                        Turner Investment Partners, Inc.

       ROBERT E. TURNER, CFA                       CHRISTOPHER K. McHUGH
CHAIRMAN AND CHIEF INVESTMENT OFFICER

- Joined Turner Investment                   - Joined Turner Investment
  Partners, Inc. in 1990                       Partners, Inc. in 1990
- Bachelor's degree from Bradley             - Bachelor's degree from
  University                                   Philadelphia University
- M.B.A. from Bradley University             - M.B.A. from St. Joseph's
- 22 years of investment experience            University
- Chartered Financial Analyst                - 17 years of investment experience


                             WILLIAM C. McVAIL, CFA
                - Joined Turner Investment Partners, Inc. in 1998
                - Bachelor's degree from Vassar College
                - 16 years of investment experience
                - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY
       Seeks capital appreciation by primarily investing in common stocks and other equity securities of midsize United States' companies that are believed to offer strong earnings growth potential.

                            NET ASSETS AS OF 06/30/03
                                   $16,543,119

     For the six months ending June 30, 2003, the JPVF Mid-Cap Growth Portfolio returned a positive 20.98%, outperforming the 18.74% gain posted by the Russell Midcap Growth Index.

     The first quarter of 2003 was marked by wide fluctuations. Growing war concerns put downward pressure on the market the first two months, followed by a quick up swing at the start of the war. Unfortunately, concerns over a long and difficult involvement overseas quickly took back most of the gains. The second quarter of 2003 showed market sentiment swinging back towards optimism. Stocks posted their strongest gains since 1998. Every major market index experienced double-digit gains, and geopolitical concerns began to diminish.

     The technology and healthcare sectors contributed positively to the Portfolio's performance. Technology was the largest positive contributor, fueled by holdings in the semiconductor, telecommunications and internet software/services industries to include such companies as Verisign, PMC Sierra and Nortel Networks. Strong contributors to performance in the healthcare sector include such stocks as Gilead Sciences and Medimmune, both of which are biotechnology companies. Also adding to performance were selected consumer discretionary holdings such as Amazon.com, Yahoo!, Coach and Tiffany & Co. Detracting from performance were holdings in the consumer staples and energy sectors.

     The economic outlook for the second half of 2003 suggests an acceleration in the growth trend. We believe there are sufficiently strong fundamentals in that place to provide the necessary support for a sustained market rally. We continue to remain optimistic that we will experience a strong economic rebound in the second half of the year.

[CHART]

          MID-CAP GROWTH PORTFOLIO AND THE RUSSELL MIDCAP GROWTH INDEX
              Comparison of Change in Value of $10,000 Investment.

    MID-CAP GROWTH PORTFOLIO               RUSSELL MID-CAP GROWTH INDEX

                     ACCOUNT                                 ACCOUNT
       DATE           VALUE                     DATE          VALUE
       ----           -----                     ----          -----
     05/01/01        $10,000                   05/01/01     $10,000
     06/30/01         10,013                   06/30/01       9,822
     09/30/01          6,865                   09/30/01       7,091
     12/31/01          8,583                   12/31/01       9,011
     03/31/02          8,281                   03/31/02       8,851
     06/30/02          6,671                   06/30/02       7,235
     09/30/02          5,477                   09/30/02       5,992
     12/31/02          5,870                   12/31/02       6,555
     03/31/03          5,937                   03/31/03       6,554
     06/30/03          7,101                   06/30/03       7,783

    AVERAGE ANNUAL TOTAL RETURNS

                             RUSSELL
                             MIDCAP
                MID-CAP      GROWTH
                GROWTH       INDEX
YTD              20.98%       18.74%
1 YEAR            6.43%        7.35%
INCEPTION       -14.63%      -10.93%

                                 INCEPTION DATE
                                   MAY 1, 2001

Commencement of operations May 1, 2001. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the Mid-Cap Growth Portfolio (the "Portfolio") at its inception with a similar investment in the Russell Midcap Growth Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell Midcap Growth Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                         MID-CAP GROWTH PORTFOLIO

             FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                                                          PERIOD FROM
                                                      (UNAUDITED)                         MAY 1, 2001
                                                      SIX MONTHS        YEAR ENDED          THROUGH
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002        31, 2001 (A)
  Net asset value, beginning of period              $          5.87   $          8.58   $         10.00

INCOME FROM INVESTMENT OPERATIONS

  Net investment loss                                         (0.03)
  Net gains and losses on securities
   (both realized and unrealized)                              1.26             (2.71)            (1.42)
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             1.23             (2.71)            (1.42)

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
   investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00              0.00

Net asset value, end of period                      $          7.10   $          5.87   $          8.58
                                                    ===============   ===============   ===============

Total Return (B)                                              20.98%           (31.62%)          (14.17%)

Ratios to Average Net Assets: (C)
  Expenses                                                     1.17%             1.16%             1.24%
  Net Investment income                                       (0.97%)           (0.94%)           (0.99%)

Portfolio Turnover Rate                                      107.56%           236.16%           182.81%

  Net Assets, At End of Period                      $    16,543,119   $    12,424,488   $    11,586,092

(A) Per share data calculated from the initial offering date, May 1, 2001, for sale to Jefferson Pilot Financial separate accounts.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--95.72%

ADVERTISING-3.76%
DoubleClick, Inc.+                                                      13,230   $       122,378
Getty Images, Inc.+                                                      3,510           144,963
Interpublic Group of Companies, Inc., The                                9,900           132,462
Lamar Advertising Co.+                                                   3,020           106,334
Monster Worldwide, Inc.+                                                 5,880           116,012
                                                                                 ---------------
                                                                                         622,149
                                                                                 ---------------

AIRLINES-0.51%
Delta Air Lines, Inc.                                                    5,790            84,997
                                                                                 ---------------

BANKING-1.05%
Commerce Bancorp, Inc.                                                   2,070            76,797
Silicon Valley Bancshares+                                               1,030            24,524
Sovereign Bancorp, Inc.                                                  4,640            72,616
                                                                                 ---------------
                                                                                         173,937
                                                                                 ---------------

BEVERAGES-1.28%
Coca-Cola Enterprises, Inc.                                             11,630           211,085
                                                                                 ---------------

BROADCASTING-2.03%
Cablevision Systems Corporation -
  New York Group+                                                        3,490            72,452
Univision Communications, Inc.+                                          6,740           204,896
Westwood One, Inc.+                                                      1,730            58,699
                                                                                 ---------------
                                                                                         336,047
                                                                                 ---------------

BUILDING CONSTRUCTION-0.59%
Fastenal Co.                                                             2,890            98,087
                                                                                 ---------------

CHEMICALS-1.45%
Air Products & Chemicals, Inc.                                           2,920           121,472
Ecolab, Inc.                                                             4,650           119,040
                                                                                 ---------------
                                                                                         240,512
                                                                                 ---------------

COMMERCIAL SERVICES-1.44%
Alliance Data Systems Corp.+                                             2,800            65,520
Cintas Corp.                                                             2,920           103,485
Macrovision Corp.+                                                       3,450            68,724
                                                                                 ---------------
                                                                                         237,729
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-6.29%
BISYS Group, Inc., The+                                                  5,670           104,158
CDW Corp.+                                                               5,540           253,732
CheckFree Corp.+                                                         2,830            78,787
Comverse Technology, Inc.+                                               8,760           131,663
Fiserv, Inc.+                                                            6,050           215,441
GTECH Holdings Corp.+                                                    2,010            75,677
SunGard Data Systems, Inc.+                                              6,980           180,852
                                                                                 ---------------
                                                                                       1,040,310
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-0.36%
Ceridian Corp.+                                                          3,530            59,904
                                                                                 ---------------

COMPUTER NETWORK-1.97%
Brocade Communications Systems, Inc.+                                   16,330   $        96,184
Juniper Networks, Inc.+                                                 10,710           132,483
Network Appliance, Inc.+                                                 6,020            97,584
                                                                                 ---------------
                                                                                         326,251
                                                                                 ---------------

COMPUTER SOFTWARE-3.96%
Adobe Systems, Inc.                                                      5,190           166,443
Cognos, Inc.+                                                            2,860            77,220
Macromedia, Inc.+                                                        3,820            80,373
Mercury Interactive Corp.+                                               2,580            99,614
Pixar, Inc.+                                                             2,450           149,058
Take-Two Interactive Software, Inc.+                                     2,930            83,036
                                                                                 ---------------
                                                                                         655,744
                                                                                 ---------------

CONSULTING SERVICES-0.47%
BearingPoint, Inc.+                                                      7,980            77,007
                                                                                 ---------------

ELECTRONIC COMPONENTS-1.68%
Jabil Circuit, Inc.+                                                     6,220           137,462
Sanmina-SCI Corp.+                                                      22,120           139,577
                                                                                 ---------------
                                                                                         277,039
                                                                                 ---------------

ELECTRONICS-1.34%
Molex, Inc.                                                              4,440           119,836
Teradyne, Inc.+                                                          5,920           102,475
                                                                                 ---------------
                                                                                         222,311
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-11.66%
Agere Systems, Inc.+                                                    43,480           101,308
Altera Corp.+                                                            7,690           126,116
Amkor Technology, Inc.+                                                  7,000            91,980
Applied Micro Circuits Corp.+                                           19,580           118,459
Cree, Inc.+                                                              5,290            86,121
Cymer, Inc.+                                                             3,970           125,293
Cypress Semiconductor Corp.+                                             8,150            97,800
Integrated Device Technology, Inc.+                                     12,150           134,258
KLA-Tencor Corp.+                                                        4,430           205,951
Lam Research Corp.+                                                      9,630           175,362
MEMC Electronic Materials, Inc.+                                         5,760            56,448
Micron Technology, Inc.+                                                12,940           150,492
National Semiconductor Corp.+                                            5,680           112,010
Novellus Systems, Inc.+                                                  6,430           235,473
PMC-Sierra, Inc.+                                                        9,480           111,200
                                                                                 ---------------
                                                                                       1,928,271
                                                                                 ---------------

ENGINEERING & CONSTRUCTION-1.18%
Fluor Corp.                                                              3,500           117,740
Tetra Tech, Inc.+                                                        4,510            77,256
                                                                                 ---------------
                                                                                         194,996
                                                                                 ---------------

ENTERTAINMENT & LEISURE-1.36%
International Game Technology+                                           1,250           127,913
Royal Caribbean Cruises, Ltd.                                            4,220            97,735
                                                                                 ---------------
                                                                                         225,648
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

ENVIRONMENTAL CONTROLS-0.69%
Allied Waste Industries, Inc.+                                          11,390   $       114,470
                                                                                 ---------------
FINANCIAL SERVICES-6.35%
Affiliated Managers Group, Inc.+                                         2,570           156,642
Ameritrade Holding Corp.+                                               16,910           125,303
Bear Stearns Companies, Inc., The                                        2,380           172,360
Investors Financial Services Corp.                                       4,500           130,545
Legg Mason, Inc.                                                         2,750           178,613
Providian Financial Corp.+                                              13,550           125,473
SEI Investments Co.                                                      5,060           161,920
                                                                                 ---------------
                                                                                       1,050,856
                                                                                 ---------------

FOOD PRODUCTS-1.21%
Hershey Foods Corp.                                                      1,280            89,165
NBTY, Inc.+                                                              5,280           111,197
                                                                                 ---------------
                                                                                         200,362
                                                                                 ---------------

HEALTHCARE-1.12%
Mid Atlantic Medical Services, Inc.+                                     3,550           185,665
                                                                                 ---------------

HOME FURNISHINGS-0.46%
Pier 1 Imports, Inc.                                                     3,720            75,888
                                                                                 ---------------

HUMAN RESOURCES-1.00%
Manpower, Inc.                                                           4,470           165,792
                                                                                 ---------------

INSURANCE-1.54%
Aetna, Inc.                                                              4,240           255,248
                                                                                 ---------------

INTERNET SERVICES-3.27%
Priceline.com, Inc.+                                                     3,941            88,239
VeriSign, Inc.+                                                         15,410           213,120
Yahoo!, Inc.+                                                            7,300           239,148
                                                                                 ---------------
                                                                                         540,507
                                                                                 ---------------

LODGING-1.00%
Starwood Hotels & Resorts Worldwide, Inc.                                5,760           164,678
                                                                                 ---------------

MACHINERY-0.45%
AGCO Corp.+                                                              4,340            74,127
                                                                                 ---------------

MANUFACTURING-1.71%
Corning, Inc.+                                                          24,120           178,247
SPX Corp.+                                                               2,370           104,422
                                                                                 ---------------
                                                                                         282,669
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-3.39%
Applera Corporation -
  Applied Biosystems Group                                               2,380            45,291
Bio-Rad Laboratories, Inc.+                                              1,210            66,974
IDEC Pharmaceuticals Corp.+                                              2,800            95,200
Neurocrine Biosciences, Inc.+                                            2,160           107,870
Trimeris, Inc.+                                                          5,380           245,758
                                                                                 ---------------
                                                                                         561,093
                                                                                 ---------------

MEDICAL PRODUCTS-4.32%
AmerisourceBergen Corp.                                                  1,960   $       135,926
Henry Schein, Inc.+                                                      2,720           142,365
St. Jude Medical, Inc.+                                                  3,460           198,950
STERIS Corp.+                                                            3,630            83,817
Varian Medical Systems, Inc.+                                            2,670           153,712
                                                                                 ---------------
                                                                                         714,770
                                                                                 ---------------

MEDICAL SUPPLIES-0.71%
DENTSPLY International, Inc.                                             2,850           116,565
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.45%
Phelps Dodge Corp.+                                                      1,950            74,763
                                                                                 ---------------

MINING & METALS - PRECIOUS-0.40%
Freeport-McMoRan Copper & Gold, Inc.                                     2,720            66,640
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING-0.59%
Navistar International Corp.+                                            3,000            97,890
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-0.93%
Kinder Morgan, Inc.                                                      2,800           153,020
                                                                                 ---------------

OIL & GAS - INTEGRATED- 0.51%
Williams Companies, Inc., The                                           10,710            84,609
                                                                                 ---------------

OIL & GAS PRODUCERS-1.13%
Pogo Producing Co.                                                       1,570            67,118
XTO Energy, Inc.                                                         5,950           119,655
                                                                                 ---------------
                                                                                         186,773
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-1.48%
BJ Services Co.+                                                         2,710           101,246
Patterson-UTI Energy, Inc.+                                              2,440            79,056
Smith International, Inc.+                                               1,740            63,928
                                                                                 ---------------
                                                                                         244,230
                                                                                 ---------------

PACKAGING & CONTAINERS-0.48%
Crown Holdings, Inc.+                                                   11,030            78,754
                                                                                 ---------------

PHARMACEUTICAL-9.48%
Allergan, Inc.                                                           1,990           153,429
Caremark RX, Inc.+                                                       5,870           150,742
Gilead Sciences, Inc.+                                                   5,730           318,473
King Pharmaceuticals, Inc.+                                              5,620            82,951
Medicis Pharmaceutical Corp.+                                            3,630           205,821
MedImmune, Inc.+                                                         8,739           317,831
Omnicare, Inc.                                                           3,810           128,740
Pharmaceutical Resources, Inc.+                                          2,810           136,735
Taro Pharmaceutical Industries, Ltd.+                                    1,340            73,539
                                                                                 ---------------
                                                                                       1,568,261
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

RETAIL STORES-4.28%
Chico's FAS, Inc.+                                                       6,550   $       137,878
Dollar Tree Stores, Inc.+                                                4,000           126,920
Rite Aid Corp.+                                                         20,900            93,005
Starbucks Corp.+                                                         8,040           197,141
Tiffany & Co.                                                            3,220           105,230
Whole Foods Market, Inc.+                                                1,000            47,530
                                                                                 ---------------
                                                                                         707,704
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-2.26%
Broadcom Corp.+                                                          4,680           116,579
CIENA Corp.+                                                             9,330            48,423
JDS Uniphase Corp.+                                                     35,380           124,184
RF Micro Devices, Inc.+                                                 14,180            85,364
                                                                                 ---------------
                                                                                         374,550
                                                                                 ---------------

TEXTILES & APPAREL-1.16%
Coach, Inc.+                                                             2,380           118,381
Columbia Sportswear Co.+                                                 1,420            73,002
                                                                                 ---------------
                                                                                         191,383
                                                                                 ---------------

TOYS-1.38%
Leapfrog Enterprises, Inc.+                                              3,370   $       107,200
Marvel Enterprises, Inc.+                                                6,350           121,285
                                                                                 ---------------
                                                                                         228,485
                                                                                 ---------------

TRAVEL SERVICES-0.73%
Sabre Holdings Corp.                                                     4,910           121,032
                                                                                 ---------------
UTILITIES - ELECTRIC & GAS- 0.86%
AES Corp., The+                                                          9,940            63,119
Reliant Resources, Inc.+                                                13,000            79,690
                                                                                 ---------------
                                                                                         142,809
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $13,985,074)                                                                  15,835,617
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $13,985,074)                                                     95.72%       15,835,617
Other assets, less liabilities                                            4.28           707,502
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    16,543,119
                                                               ===============   ===============

+ Non-income producing security.

                       See notes to financial statements.

                   STRATEGIC GROWTH PORTFOLIO

[CHART]

Common stock                96.75%
Preferred Stock              0.23%
Short-Term Investments       2.12%
Cash                         0.90%

                         NUMBER OF HOLDINGS
               --------------------------------------
                                112

                                           PERCENT OF
TOP TEN HOLDINGS+                          PORTFOLIO++
------------------------------------------------------
Citigroup, Inc.                                   4.08%
Pfizer, Inc.                                      3.61%
UnitedHealth Group, Inc.                          3.19%
Microsoft Corp.                                   2.81%
First Data Corp.                                  2.72%
Target Corp.                                      1.99%
American International
  Group, Inc.                                     1.84%
General Electric Co.                              1.70%
Clear Channel
  Communications, Inc.                            1.69%
Vodafone Group, PLC                               1.49%

  + Short-Term Investments excluded.

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Banking                                           8.66%
Pharmaceutical                                    8.60%
Retail Stores                                     8.29%
Broadcasting                                      7.19%
Computer Equipment
  & Services                                      6.84%
Healthcare                                        5.83%
Insurance                                         5.77%
Computer Software                                 4.47%
Financial Services                                3.63%
Telecommunications -
  Wireless                                        3.21%

  ++ Represents market value of investments plus cash.

                                PORTFOLIO MANAGER
                         T. Rowe Price Associates, Inc.*

                                 ROBERT W. SMITH
                                 VICE PRESIDENT

                 - Joined T. Rowe Price Associates, Inc. in 1992
                 - B.S. from University of Delaware
                 - M.B.A. from Darden Graduate School of Business,
                    University of Virginia
                 - 16 years of investment experience

                        INVESTMENT OBJECTIVE AND STRATEGY
           Seeks long-term growth of capital by primarily investing in common stocks of a diversified group of growth companies.

                            NET ASSETS AS OF 06/30/03
                                   $80,469,464

* EFFECTIVE MAY 1, 2003, THE EMERGING GROWTH PORTFOLIO CHANGED ITS NAME TO THE STRATEGIC GROWTH PORTFOLIO, AND THE PORTFOLIO'S MANAGER CHANGED FROM MASSACHUSETTS FINANCIAL SERVICES COMPANY TO T. ROWE PRICE ASSOCIATES, INC.

     MARKET ENVIRONMENT

     U.S. stocks posted their strongest quarterly advance since the last three months of 1998 in the second quarter as the S&P 500 Index gained 15%. Small-cap stocks surged 23%, marking the Russell 2000 Index's best performance since the first quarter of 1991, during the last Gulf War. The conclusion of the latest Iraq campaign - with the fall of Saddam Hussein - helped ignite an impressively broad rally in financial assets. Despite the improvement in consumer and investor confidence following the war, and in spite of the substantial fiscal and monetary stimulus predating the latest tax and rate cuts, the U.S. economy showed no signs of a self-sustaining recovery. First-quarter corporate profits came in better than expected but were driven primarily by cost cuts and productivity gains. Overcapacity in many industries continued to hamper hiring and business investment, though the latter has improved modestly. The Fed's quarter-point rate cut on June 25 - its 13th move since January 2001 - disappointed some who had anticipated a half-point reduction.

     PERFORMANCE

     The JPVF Strategic Growth Portfolio posted a solid gain for the two months ending June 30, 2003, outpacing both the Russell 1000 Growth Index and the Russell 3000 Growth Index. Strong stock selection in industrials and business services benefited relative results, although weakness in telecom services limited gains.

     In the May-through-June period, all of the Russell 1000 Growth sectors posted solid gains. Last year's beaten down sectors, including telecom services and utilities, provided the strongest gains for the two month period, as investors found these groups attractive due to extremely low valuations.

     INVESTMENT REVIEW

     Strong stock selection and an underweight position in the industrials and business services sector benefited the Portfolio's relative results. Apollo Group has been a strong performer and this period was no exception. The stock gained as the company continues to beat estimates. Cendant also posted strong gains, benefiting relative results. The company continued to generate good cash flow and we expect it to perform better as the economy recovers and consumers increase spending on travel-related items, like rental cars and hotels. After suffering through a brutal 2002, amid accounting scandals and the improprieties of its ex-CEO, Tyco International continued its rebound. The shares rallied during the past two months as investors rewarded the new CEO's more conservative posture, improved balance sheet, and earnings transparency.

     All of the segments within the health care sector advanced, however, a significant underweight position limited relative results. Pharmaceuticals also struggled, but biotechnology holdings, like Gilead Sciences, posted solid gains. Among our largest holdings, services provider UnitedHealth Group was a solid contributor to both absolute and relative performance. HCA was a large detractor. We reduced this position on concerns relating to its hospital business and potentially lower earnings. Stock selection within the pharmaceutical industry detracted slightly from relative results even though Pfizer was among the Portfolio's top contributors to absolute performance. Johnson & Johnson disappointed as the threat of competition from Boston Scientific weighed on the stock, however our underweight position contributed to relative results. Boston Scientific was a top contributor to relative results as investors continue to be encouraged by their highly competitive stent products.

     OUTLOOK

     The market's recent improvement is what is generally expected in an early phase of an economic recovery. Deeply troubled companies move off the critical list as the capital markets open and business stabilizes. Fast-growth companies regain luster and investors try to feel comfortable taking on additional risk to recover loses. We believe this first phase is nearing a completion; in fact, it may have gone too far. In general, this stage tends to work against our style of investing and we are encouraged by our reasonable first-half performance.

     Once the economy improves and moves into the modest growth phase investors will likely focus on companies with sustainable earnings. This tends to be the phase where our investing style excels and we benefit from the strength of our fundamental research to find the stocks that will be enduring winners. We continued to add to companies that fit into our "growth at a reasonable price" investment philosophy because we believe that these stocks offer strong free cash flow, reasonable valuations, and the potential for long-term gains. Despite the market's great strides this year, we continue to expect modest returns for the next several years. In this environment, enduring growth companies will be a rare commodity and rewarding investments. We will continue to work diligently on your behalf to find these companies.

[CHART]

            STRATEGIC GROWTH PORTFOLIO, THE RUSSELL 1000 GROWTH INDEX
                        AND THE RUSSELL 3000 GROWTH INDEX
              Comparison of Change in Value of $10,000 Investment.

   STRATEGIC GROWTH PORTFOLIO              RUSSELL 1000 GROWTH INDEX                  RUSSELL 3000 GROWTH INDEX

                     ACCOUNT                                   ACCOUNT                                  ACCOUNT
       DATE           VALUE                      DATE           VALUE                      DATE          VALUE
       ----           -----                      ----           -----                      ----          -----
     05/01/95          $10,000                 05/01/95          $10,000                 05/01/95          $10,000
     06/30/95           10,962                 06/30/95           10,786                 06/30/95           10,757
     09/30/95           12,821                 09/29/95           11,765                 09/30/95           11,758
     12/31/95           13,291                 12/29/95           12,301                 12/31/95           12,256
     03/31/96           14,225                 03/29/96           12,961                 03/31/96           12,919
     06/30/96           15,349                 06/28/96           13,786                 06/30/96           13,734
     09/30/96           15,938                 09/30/96           14,283                 09/30/96           14,165
     12/31/96           15,724                 12/31/96           15,145                 12/31/96           14,940
     03/31/97           14,483                 03/31/97           15,227                 03/31/97           14,859
     06/30/97           17,184                 06/30/97           18,107                 06/30/97           17,652
     09/30/97           19,507                 09/30/97           19,467                 09/30/97           19,139
     12/31/97           18,942                 12/31/97           19,763                 12/31/97           19,234
     03/31/98           22,928                 03/31/98           22,758                 03/31/98           22,087
     06/30/98           22,878                 06/30/98           23,791                 06/30/98           22,876
     09/30/98           19,792                 09/30/98           21,629                 09/30/98           20,530
     12/31/98           25,180                 12/31/98           27,413                 12/31/98           25,971
     03/31/99           25,977                 03/31/99           29,155                 03/31/99           27,466
     06/30/99           28,236                 06/30/99           30,277                 06/30/99           28,731
     09/30/99           28,521                 09/30/99           29,168                 09/30/99           27,650
     12/31/99           44,444                 12/31/99           36,502                 12/31/99           34,755
     03/31/00           49,202                 03/31/00           39,103                 03/31/00           37,293
     06/30/00           43,636                 06/30/00           38,048                 06/30/00           36,162
     09/30/00           44,396                 09/29/00           36,001                 09/30/00           34,249
     12/31/00           35,923                 12/29/00           28,317                 12/31/00           26,964
     03/31/01           26,368                 03/30/01           22,398                 03/31/01           21,435
     06/30/01           26,667                 06/29/01           24,284                 06/30/01           23,393
     09/30/01           19,166                 09/28/01           19,570                 09/30/01           18,710
     12/31/01           23,291                 12/31/01           22,534                 12/31/01           21,671
     03/31/02           22,030                 03/28/02           21,951                 03/31/02           21,121
     06/30/02           17,797                 06/28/02           17,852                 06/30/02           17,220
     09/30/02           14,760                 09/30/02           15,166                 09/30/02           14,553
     12/31/02           15,408                 12/31/02           16,251                 12/31/02           15,596
     03/31/03           15,316                 03/31/03           16,077                 03/31/03           15,401
     06/30/03           17,774                 06/30/03           18,377                 06/30/03           17,699

      AVERAGE ANNUAL TOTAL RETURNS

                        RUSSELL    RUSSELL
                         1000       3000
           STRATEGIC     GROWTH    GROWTH
            GROWTH       INDEX      INDEX
YTD         15.36%       13.09%     13.49%
1 YEAR      -0.13%        2.94%      2.79%
5 YEAR      -4.92%       -5.03%     -5.00%
INCEPTION    7.29%        7.73%      7.24%

                                 INCEPTION DATE
                                   MAY 1, 1995

Commencement of operations May 1, 1995. Past performance is not predicative of future performance

This graph compares an initial $10,000 investment made in the Strategic Growth Portfolio (the "Portfolio") at its inception with similar investments in the Russell 1000 Growth Index and the Russell 3000 Growth Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

Effective May 1, 2003, the performance benchmark of the Portfolio has changed from the Russell 3000 Growth Index to the Russell 1000 Growth Index. The Russell 1000 Growth Index better represents the investment objective of the Portfolio and its large focus.

The Russell 1000 Growth Index and Russell 3000 Growth Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS        YEAR ENDED        YEAR ENDED
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002          31, 2001
  Net asset value, beginning of period              $          9.74   $         14.72   $         30.09

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                (0.01)
  Net gains and losses on securities
   (both realized and unrealized)                              1.50             (4.98)            (9.95)
                                                    ---------------   ---------------   ---------------

    Total from investment operations                           1.49             (4.98)            (9.95)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                                                                (5.42)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00             (5.42)

Net asset value, end of period                      $         11.23   $          9.74   $         14.72
                                                    ===============   ===============   ===============

Total Return (A)                                              15.36%           (33.84%)          (35.16%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.93%             0.92%             0.94%
  Net investment income                                       (0.10%)           (0.35%)           (0.21%)

Portfolio Turnover Rate                                       97.87%           118.76%           270.07%

Net Assets, At End of Period                        $    80,469,464   $    73,987,892   $   120,659,006

                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       DECEMBER          DECEMBER          DECEMBER
                                                       31, 2000          31, 1999          31, 1998
  Net asset value, beginning of period              $         40.67   $         23.04   $         17.47

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                 0.01             (0.10)            (0.11)
  Net gains and losses on securities
   (both realized and unrealized)                             (6.77)            17.73              5.85
                                                    ---------------   ---------------   ---------------

    Total from investment operations                          (6.76)            17.63              5.74

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                            (3.82)                              (0.06)
  Distributions in excess of capital gains                                                        (0.11)
                                                    ---------------   ---------------   ---------------

  Total distributions                                         (3.82)             0.00             (0.17)

Net asset value, end of period                      $         30.09   $         40.67   $         23.04
                                                    ===============   ===============   ===============

Total Return (A)                                             (19.17%)           76.51%            32.93%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.88%             0.94%             0.94%
  Net investment income                                       (0.27%)           (0.42%)           (0.61%)

Portfolio Turnover Rate                                      204.65%           163.56%            77.07%

Net Assets, At End of Period                        $   176,177,466   $   189,472,948   $    95,795,377

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                            SHARES         MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--96.58%

ADVERTISING-0.61%
Omnicom Group, Inc.                                                      6,800   $       487,560
                                                                                 ---------------

BANKING-8.65%
Citigroup, Inc.                                                         76,650         3,280,620
Mellon Financial Corp.                                                  26,760           742,590
Northern Trust Corp.                                                    19,100           798,189
State Street Corp.                                                      22,300           878,620
U.S. Bancorp                                                            38,200           935,900
Wells Fargo & Co.                                                        6,400           322,560
                                                                                 ---------------
                                                                                       6,958,479
                                                                                 ---------------

BEVERAGES-1.44%
Coca-Cola Co., The                                                      17,400           807,534
PepsiCo, Inc.                                                            7,920           352,440
                                                                                 ---------------
                                                                                       1,159,974
                                                                                 ---------------

BROADCASTING-7.18%
Clear Channel Communications, Inc.+                                     32,030         1,357,752
Comcast Corp.+                                                           3,600           108,648
Comcast Corp., Class A Special+                                         31,910           919,965
EchoStar Communications Corp.+                                          24,370           843,689
InterActiveCorp+                                                        16,680           660,028
Liberty Media Corp.+                                                    85,300           986,068
Univision Communications, Inc.+                                         29,650           901,360
                                                                                 ---------------
                                                                                       5,777,510
                                                                                 ---------------

COMMERCIAL SERVICES-1.15%
Cendant Corp.+                                                          41,700           763,944
Paychex, Inc.                                                            5,500           161,205
                                                                                 ---------------
                                                                                         925,149
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-6.83%
Affiliated Computer Services, Inc.+                                     25,920         1,185,322
Dell Computer Corp.+                                                    27,310           872,828
First Data Corp.                                                        52,680         2,183,059
Fiserv, Inc.+                                                           23,240           827,576
SunGard Data Systems, Inc.+                                             16,410           425,183
                                                                                 ---------------
                                                                                       5,493,968
                                                                                 ---------------

COMPUTER NETWORK-1.42%
Cisco Systems, Inc.+                                                    68,300         1,139,927
                                                                                 ---------------

COMPUTER SOFTWARE-4.46%
Adobe Systems, Inc.                                                     10,900           349,563
Intuit, Inc.+                                                           10,300           458,659
Microsoft Corp.                                                         88,120         2,256,753
PeopleSoft, Inc.+                                                       10,960           192,786
Symantec Corp.+                                                          7,600           333,336
                                                                                 ---------------
                                                                                       3,591,097
                                                                                 ---------------

COSMETICS & PERSONAL CARE-0.36%
Gillette Co., The                                                        9,000           286,740
                                                                                 ---------------

DELIVERY & FREIGHT SERVICES-0.36%
United Parcel Service, Inc., Class B                                     4,620           294,294
                                                                                 ---------------

DIVERSIFIED OPERATIONS-1.70%
General Electric Co.                                                    47,710         1,368,323
                                                                                 ---------------

EDUCATIONAL SERVICES-1.16%
Apollo Group, Inc.+                                                     15,100           932,576
                                                                                 ---------------

ELECTRONIC COMPONENTS-0.36%
Maxim Integrated Products, Inc.                                          8,550   $       292,325
                                                                                 ---------------

ELECTRONICS-0.48 %
Samsung Electronics Company, Ltd.                                        1,300           386,354
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-1.38%
Analog Devices, Inc.+                                                   12,770           444,651
Applied Materials, Inc.+                                                34,500           547,170
Texas Instruments, Inc.                                                  6,600           116,160
                                                                                 ---------------
                                                                                       1,107,981
                                                                                 ---------------

ENTERTAINMENT & LEISURE-2.17%
Carnival Corp.                                                          20,500           666,455
E.W. Scripps Co., The                                                    4,570           405,450
MGM Mirage+                                                              9,400           321,292
Walt Disney Co., The                                                    18,000           355,500
                                                                                 ---------------
                                                                                       1,748,697
                                                                                 ---------------

FINANCIAL SERVICES-3.63%
Accenture, Ltd.+                                                        34,550           625,010
Charles Schwab Corp., The                                               37,600           379,384
Merrill Lynch & Company, Inc.                                           22,970         1,072,240
Morgan Stanley                                                           8,200           350,550
SLM Corp.                                                               12,570           492,367
                                                                                 ---------------
                                                                                       2,919,551
                                                                                 ---------------

FOOD PRODUCTS-1.39%
General Mills, Inc.                                                     14,000           663,740
Unilever, PLC                                                           53,300           424,377
Unilever, NV, ADR                                                          600            32,400
                                                                                 ---------------
                                                                                       1,120,517
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-1.26%
Compass Group, PLC                                                      90,400           487,429
Sysco Corp.                                                             17,420           523,297
                                                                                 ---------------
                                                                                       1,010,726
                                                                                 ---------------

GOVERNMENT AGENCY-2.24%
Fannie Mae                                                              14,850         1,001,484
Freddie Mac                                                             15,830           803,689
                                                                                 ---------------
                                                                                       1,805,173
                                                                                 ---------------

HEALTHCARE-5.82%
Cardinal Health, Inc.                                                    8,090           520,187
HCA, Inc.                                                               13,800           442,152
UnitedHealth Group, Inc.                                                51,000         2,562,750
WellPoint Health Networks, Inc.+                                        13,780         1,161,654
                                                                                 ---------------
                                                                                       4,686,743
                                                                                 ---------------

HUMAN RESOURCES-0.24%
Adecco, SA                                                               4,700           193,621
                                                                                 ---------------

INSURANCE-5.76%
Ace, Ltd.                                                               16,360           560,984
American International Group, Inc.                                      26,800         1,478,824
Hartford Financial Services Group, Inc., The                            14,400           725,184
Marsh & McLennan Companies, Inc.                                        15,200           776,264
Travelers Property Casualty Corp.                                       40,734           647,671
XL Capital, Ltd.                                                         5,350           444,050
                                                                                 ---------------
                                                                                       4,632,977
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                            SHARES         MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

INTERNET SERVICES-0.87%
Yahoo!, Inc.+                                                           21,330   $       698,771
                                                                                 ---------------

MACHINERY-0.23%
Deere & Co.                                                              4,000           182,800
                                                                                 ---------------

MANUFACTURING-2.22%
Danaher Corp.                                                            9,510           647,156
Tyco International, Ltd.                                                60,000         1,138,800
                                                                                 ---------------
                                                                                       1,785,956
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-1.11%
Amgen, Inc.+                                                            13,400           890,296
                                                                                 ---------------

MEDICAL PRODUCTS-3.09%
Baxter International, Inc.                                              10,900           283,400
Biomet, Inc.                                                            13,200           378,312
Boston Scientific Corp.+                                                 6,900           421,590
Johnson & Johnson                                                       22,430         1,159,631
Medtronic, Inc.                                                          5,100           244,647
                                                                                 ---------------
                                                                                       2,487,580
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING-0.56%
Harley-Davidson, Inc.                                                   11,280           449,621
                                                                                 ---------------

MULTIMEDIA-2.17%
AOL Time Warner, Inc.+                                                  35,880           577,309
Viacom, Inc., Class B+                                                  26,810         1,170,525
                                                                                 ---------------
                                                                                       1,747,834
                                                                                 ---------------

OIL & GAS - INTEGRATED-1.78%
ChevronTexaco Corp.                                                      9,100           657,020
Exxon Mobil Corp.                                                       21,500           772,065
                                                                                 ---------------
                                                                                       1,429,085
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-2.20%
Baker Hughes, Inc.                                                      27,030           907,397
Schlumberger, Ltd.                                                      18,200           865,774
                                                                                 ---------------
                                                                                       1,773,171
                                                                                 ---------------

PHARMACEUTICAL-8.58%
Abbott Laboratories                                                     17,260           755,298
Biovail Corp.+                                                          12,200           574,132
Eli Lilly & Co.                                                          1,270            87,592
Forest Laboratories, Inc.+                                               6,220           340,545
Gilead Sciences, Inc.+                                                   9,400           522,452
MedImmune, Inc.+                                                        12,810           465,900
Pfizer, Inc.                                                            84,940         2,900,700
Sanofi-Synthelabo, SA                                                   10,200           597,382
Wyeth                                                                   14,600           665,030
                                                                                 ---------------
                                                                                       6,909,031
                                                                                 ---------------

RETAIL STORES-8.28%
Best Buy Company, Inc.+                                                 13,300           584,136
Home Depot, Inc., The                                                   35,700         1,182,384
Industria de Diseno Textil, SA                                          17,100           430,053
Kohl's Corp.+                                                            8,960           460,365
Starbucks Corp.+                                                        18,190           446,019
Target Corp.                                                            42,260         1,599,118
Walgreen Co.                                                            19,770           595,077

RETAIL STORES-CONTINUED
Wal-Mart de Mexico, SA de CV, Series V                                  71,000   $       209,853
Wal-Mart de Mexico, SA de CV, Series V, ADR                             10,000           294,500
Wal-Mart Stores, Inc.                                                   16,010           859,257
                                                                                 ---------------
                                                                                       6,660,762
                                                                                 ---------------

SECURITY SYSTEMS-0.36%
Securitas, AB, Class B                                                  28,500           291,946
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.49%
Nokia Oyj, ADR                                                           7,000           115,010
QUALCOMM, Inc.                                                           7,900           282,425
                                                                                 ---------------
                                                                                         397,435
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-3.21%
Nextel Communications, Inc.+                                            43,100           779,248
NTT DoCoMo, Inc.                                                           100           216,531
Vodafone Group, PLC                                                    613,000         1,198,688
Vodafone Group, PLC, ADR                                                19,686           386,830
                                                                                 ---------------
                                                                                       2,581,297
                                                                                 ---------------

TEXTILES & APPAREL-0.35%
Hermes International                                                     2,000           281,810
                                                                                 ---------------

TOBACCO-1.03%
Altria Group, Inc.                                                      18,300           831,552
                                                                                 ---------------

TOTAL COMMON STOCK
(Cost $72,099,175)                                                                    77,719,209
                                                                                 ---------------

  PREFERRED STOCK--0.23%

BEVERAGES-0.23%
Companhia de Bebidas das Americas (AmBev)                              928,300           188,248
                                                                                 ---------------

TOTAL PREFERRED STOCK
  (Cost $187,127)                                                                        188,248
                                                                                 ---------------

  SHORT-TERM INVESTMENTS--2.12%

INVESTMENT COMPANIES-2.12%
T. Rowe Price Reserve Investment Fund, 1.172%++                                        1,702,794
                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,702,794)                                                                    1,702,794
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $73,989,096)                                                     98.93%       79,610,251
Other assets, less liabilities                                            1.07           859,213
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    80,469,464
                                                               ===============   ===============

+  Non-income producing security.
++ Affiliated issuer. The T. Rowe Price Reserve Investment Fund is an open-end management investment company managed by T. Rowe Price Associates. The Reserve Fund is offered as a cash management option only to mutual funds and other accounts managed by T. Rowe Price Associates, Inc. and is not available to the public. The rate quoted is the seven-day effective yield of the Reserve Fund as of June 30, 2003.

                       See notes to financial statements.

                      [This page intentionally left blank]

                            MID-CAP VALUE PORTFOLIO

[CHART]

Common Stock                97.34%
Cash                         2.66%

                    NUMBER OF HOLDINGS
          --------------------------------------
                            78

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Ambac Financial Group, Inc.                       2.99%
Harman International
  Industries, Inc.                                2.81%
Reinsurance Group
  of America, Inc.                                2.75%
Republic Services, Inc.                           2.54%
BearingPoint, Inc.                                2.12%
United Stationers, Inc.                           2.09%
IHC Caland, NV                                    2.08%
Vishay Intertechnology, Inc.                      2.07%
UnionBanCal Corp.                                 2.01%
Bunge, Ltd.                                       1.84%

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Insurance                                         8.76%
Banking                                           5.25%
Electronics                                       4.99%
Utilities - Electric & Gas                        4.81%
Financial Services                                4.80%
Electronic Components                             4.57%
Retail Stores                                     4.52%
Manufacturing                                     4.30%
Healthcare                                        4.27%
Oil & Gas Producers                               3.47%

  ++  Represents market value of investments plus cash.

THE PORTFOLIO INVESTS IN STOCKS OF SMALL AND MEDIUM SIZE COMPANIES AND MAY BE MORE VOLATILE THAN STOCKS OF LARGER, MORE STABLE COMPANIES.

                                PORTFOLIO MANAGER
                       Wellington Management Company, LLP

                                 JAMES N. MORDY
                        SENIOR VICE PRESIDENT AND PARTNER

               - Joined Wellington Management Company, LLP in 1985
               - B.A. from Stanford University
               - M.B.A. from The Wharton School of the
                  University of Pennsylvania

                        INVESTMENT OBJECTIVE AND STRATEGY
      Seeks long-term capital appreciation by primarily investing in equity securities of midsize companies that exhibit traditional value characteristics.

                            NET ASSETS AS OF 06/30/03
                                   $28,101,797

     PERFORMANCE

     Year-to-date, US equities in general had a dramatic comeback from the March lows. The relative success of the Iraq conflict, the Fed's aggressive monetary policy, some evidence of a recovery in the manufacturing sector, and attractive equity valuations versus other investment alternatives have provided a favorable environment for stocks year-to-date, and have given investors some optimism about economic prospects.

     Small caps did better than mid caps during the period as the Russell 2000 Index (+17.9%) outperformed, the S&P 400 Index (+12.4%), which in turn did better than large caps as measured by the S&P 500 Index (+11.8%). As we anticipated, investors' tolerance for risk improved with credit spreads narrowing and higher beta stocks outperforming lower beta stocks. Smaller stocks also benefited from increased liquidity flowing back into the equity markets. Growth stocks continued to outpace value stocks as the Russell 1000 Growth Index (+13.1%) outperformed the Russell 1000 Value Index (+11.6%). This is mainly due to strong performance of technology stocks.

     Year-to-date, the JPVF Mid-Cap Value Portfolio advanced +15.1% marginally under performing its benchmark, the Russell 2500 Value Index (+15.5%) for the same period, with a significant boost attributed to performance during the second quarter of 2003. The Portfolio advanced +21.2% during the second quarter, our best absolute gain since 4Q01.

     REVIEW

     During the period, our stock selection in Consumer Discretionary combined with our overweight allocation to the sector, provided a boost to performance relative to the market benchmark. The Portfolio also benefited from positive security selection in the Consumer Staples sector. However, we suffered setbacks in the Materials and Health Care sectors, where stock selection detracted from relative performance in the first half of the year. The Portfolio's top three absolute contributors to year-to-date results were Harman International, Rent-A-Center, and UnitedGlobalCom, all in the Consumer Discretionary sector. We see several drivers supporting this group, including the recent tax relief measures, a resilient mortgage refinancing boom, and improving consumer confidence. The three greatest detractors on an absolute basis were IMC Global (Materials), due to a dilutive refinancing transaction and some delay in anticipated improvement in fertilizer fundamentals; AK Steel (Materials), as their relative cost position has been hurt by unanticipated labor concessions at a number of bankrupt mills; and Reader's Digest (Consumer Discretionary), which didn't measure up fundamentally.

     OUTLOOK

     After a climax of uncertainty and risk aversion in March, which had pushed equity valuations down to very attractive levels in our view, the climate for stocks has improved on multiple fronts. The initial catalyst was the end of major hostilities in Iraq. Short covering by hedge funds and dividend/capital gains tax relief provided additional fuel to the market. With elections only 17 months away, the Federal government is providing monetary and fiscal stimulus to a degree not seen in the last thirty years. Significantly reduced credit spreads are allowing corporations to improve their balance sheets. A weaker U.S. dollar is benefiting corporate profits, which have now been growing for five quarters. Business confidence has improved globally. The SARS epidemic, which impacted Asian economies in the 2Q, seems to be controlled and business activity has improved. Signs of an improvement in U.S. manufacturing are emerging, with inventories still very low. Consumer confidence has also improved significantly in the U.S. Tax cuts, together with another wave of mortgage refinancings, will boost disposable income by 4% over the rest of this year.

     All of these factors have improved our near term conviction about the economic recovery. We've recently increased our estimates for corporate profits, bumping the 2004 S&P 500 earnings estimate up to $56.50, or 12% above 2003. We believe U.S. GDP will grow at a 4% pace during 2003 and 3.5% in 2004. Obviously a big key to the sustainability of this advance in 2004 will be job growth, and we believe we will begin to see improvements in the employment picture by the fourth quarter.

[CHART]

            MID-CAP VALUE PORTFOLIO AND THE RUSSELL 2500 VALUE INDEX
              Comparison of Change in Value of $10,000 Investment.

    MID-CAP VALUE PORTFOLIO                       RUSSELL 2500 VALUE INDEX

                         ACCOUNT                                          ACCOUNT
           DATE           VALUE                         DATE               VALUE
           ----           -----                         ----               -----
         05/01/01          $10,000                    05/01/01              $10,000
         06/30/01           10,108                    06/30/01               10,340
         09/30/01            8,164                    09/30/01                9,053
         12/31/01            9,923                    12/31/01               10,526
         03/31/02           10,690                    03/31/02               11,422
         06/30/02            9,945                    06/30/02               11,024
         09/30/02            7,947                    09/30/02                8,999
         12/31/02            8,568                    12/31/02                9,536
         03/31/03            8,136                    03/31/03                9,081
         06/30/03            9,858                    06/30/03               11,014

  AVERAGE ANNUAL TOTAL RETURNS

                              RUSSELL
                               2500
                MID-CAP        VALUE
                 VALUE         INDEX
YTD             15.06%        15.50%
1 YEAR          -0.87%        -0.60%
INCEPTION       -0.66%         4.56%

                                 INCEPTION DATE
                                   MAY 1, 2001

Commencement of operations May 1, 2001. Past performance is not predicative of future performance.

This graph compares an initial $10,000 investment made in the Mid-Cap Value Portfolio (the" Portfolio") at its inception with similar investments in the Russell 2500 Value Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell 2500 Value Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.


THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                                                          PERIOD FROM
                                                      (UNAUDITED)                         MAY 1, 2001
                                                      SIX MONTHS        YEAR ENDED          THROUGH
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002        31, 2001 (A)
  Net asset value, beginning of period              $          8.57   $          9.92   $         10.00

INCOME FROM INVESTMENT OPERATIONS

  Net investment income
  Net gains and losses on securities
   (both realized and unrealized)                              1.29             (1.35)            (0.08)
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             1.29             (1.35)            (0.08)

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
   investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00              0.00

Net asset value, end of period                      $          9.86   $          8.57   $          9.92
                                                    ===============   ===============   ===============

Total Return (B)                                              15.06%           (13.66%)           (0.77%)

Ratios to Average Net Assets: (C)
  Expenses                                                     1.20%             1.20%             1.28%
  Net Investment income                                        0.03%            (0.06%)            0.04%

Portfolio Turnover Rate                                       27.15%            68.82%            34.15%

Net Assets, At End of Period                        $    28,101,797   $    26,343,509   $    20,471,181

(A) Per share data calculated from the initial offering date, May 1, 2001, for sale to Jefferson Pilot Financial separate accounts.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--97.48%

AGRICULTURAL OPERATIONS-3.00%
Bunge, Ltd.                                                             18,100   $       517,660
IMC Global, Inc.                                                        48,500           325,435
                                                                                 ---------------
                                                                                         843,095
                                                                                 ---------------

AIRLINES-1.88 %
Continental Airlines, Inc., Class B+                                     7,300           109,281
ExpressJet Holdings, Inc.+                                              27,800           419,780
                                                                                 ---------------
                                                                                         529,061
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-1.27%
BorgWarner, Inc.                                                         3,700           238,280
Compagnie Generale des
  Etablissements Michelin, Class B                                       3,000           117,134
                                                                                 ---------------
                                                                                         355,414
                                                                                 ---------------

AUTOMOTIVE RENTALS-1.02%
United Rentals, Inc.+                                                   20,700           287,523
                                                                                 ---------------

BANKING-5.25%
Bank of Hawaii Corp.                                                     8,100           268,515
Hibernia Corp.                                                          22,400           406,784
UnionBanCal Corp.                                                       13,700           566,769
Webster Financial Corp.                                                  6,200           234,360
                                                                                 ---------------
                                                                                       1,476,428
                                                                                 ---------------

BEVERAGES-1.83%
Constellation Brands, Inc.+                                             16,400           514,960
                                                                                 ---------------

BUILDING CONSTRUCTION-1.08%
Beazer Homes USA, Inc.+                                                  1,500           125,250
M.D.C. Holdings, Inc.                                                    2,900           140,012
Toll Brothers, Inc.+                                                     1,300            36,803
                                                                                 ---------------
                                                                                         302,065
                                                                                 ---------------

CHEMICALS-1.33 %
Engelhard Corp.                                                         15,100           374,027
                                                                                 ---------------

COMMERCIAL SERVICES-0.85%
Laboratory Corporation of America Holdings+                              7,900           238,185
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-1.87%
Arrow Electronics, Inc.+                                                29,300           446,532
Sybase, Inc.+                                                            5,700            79,287
                                                                                 ---------------
                                                                                         525,819
                                                                                 ---------------
CONSULTING SERVICES-2.12%
BearingPoint, Inc.+                                                     61,800           596,370
                                                                                 ---------------

ELECTRONIC COMPONENTS-4.57%
Flextronics International, Ltd.+                                        47,500           493,525
Harman International Industries, Inc.                                   10,000           791,400
                                                                                 ---------------
                                                                                       1,284,925
                                                                                 ---------------

ELECTRONICS-4.99%
AMETEK, Inc.                                                             9,200   $       337,180
Teradyne, Inc.+                                                         27,900           482,949
Vishay Intertechnology, Inc.+                                           44,175           583,110
                                                                                 ---------------
                                                                                       1,403,239
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-3.29%
Axcelis Technologies, Inc.+                                             67,000           410,040
Fairchild Semiconductor Co.+                                            40,300           515,437
                                                                                 ---------------
                                                                                         925,477
                                                                                 ---------------

ENTERTAINMENT & LEISURE-2.21%
Bally Total Fitness Holding Corp.+                                      40,100           362,103
Penn National Gaming, Inc.+                                             12,600           258,930
                                                                                 ---------------
                                                                                         621,033
                                                                                 ---------------

ENVIRONMENTAL CONTROLS-2.54%
Republic Services, Inc.+                                                31,500           714,105
                                                                                 ---------------

FINANCIAL SERVICES-4.81%
Ambac Financial Group, Inc.                                             12,700           841,375
CIT Group, Inc.                                                         18,300           451,095
Legg Mason, Inc.                                                           900            58,455
                                                                                 ---------------
                                                                                       1,350,925
                                                                                 ---------------

FOOD PRODUCTS-1.78%
Dean Foods Co.+                                                         15,900           500,850
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-1.21%
CEC Entertainment, Inc.+                                                 9,200           339,756
                                                                                 ---------------

FOREST PRODUCTS & PAPER-0.66%
Abitibi-Consolidated, Inc., ADR                                         28,900           185,249
                                                                                 ---------------

HEALTHCARE-4.28%
Health Net, Inc.+                                                       12,800           421,760
Oxford Health Plans, Inc.+                                              10,700           449,721
Triad Hospitals, Inc.+                                                  13,300           330,106
                                                                                 ---------------
                                                                                       1,201,587
                                                                                 ---------------

HOUSEHOLD PRODUCTS-1.11%
Yankee Candle Company, Inc., The+                                       13,400           311,148
                                                                                 ---------------

INSURANCE-8.77%
Ace, Ltd.                                                               10,600           363,474
Converium Holding, AG, ADR+                                             18,900           442,260
Radian Group, Inc.                                                       8,400           307,860
Reinsurance Group of America, Inc.                                      24,100           773,610
RenaissanceRe Holdings, Ltd.                                             7,300           332,296
St. Paul Companies, Inc., The                                            6,700           244,617
                                                                                 ---------------
                                                                                       2,464,117
                                                                                 ---------------

MACHINERY-0.60%
Black & Decker Corp., The                                                3,900           169,455
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

MANUFACTURING-4.31%
Bombardier, Inc., Class B                                               94,409   $       317,522
Flowserve Corp.+                                                        10,200           200,634
Grupo IMSA, SA de CV, ADR                                               13,700           176,730
Sensient Technologies Corp.                                             17,600           404,624
Timken Co., The                                                          6,400           112,064
                                                                                 ---------------
                                                                                       1,211,574
                                                                                 ---------------

MARINE SERVICES-2.09%
IHC Caland, NV                                                          11,492           586,741
                                                                                 ---------------

MEDICAL SUPPLIES-1.11%
DENTSPLY International, Inc.                                             7,600           310,840
                                                                                 ---------------

OIL & GAS - INTEGRATED-0.71 %
Petro-Canada                                                             5,000           199,750
                                                                                 ---------------

OIL & GAS PRODUCERS-3.47%
EOG Resources, Inc.                                                      8,000           334,720
Unocal Corp.                                                             5,000           143,450
XTO Energy, Inc.                                                        24,733           497,381
                                                                                 ---------------
                                                                                         975,551
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-1.45%
Cal Dive International, Inc.+                                           18,700           407,660
                                                                                 ---------------

PACKAGING & CONTAINERS-2.83%
Pactiv Corp.+                                                           22,400           441,504
Smurfit-Stone Container Corp.+                                          27,100           353,113
                                                                                 ---------------
                                                                                         794,617
                                                                                 ---------------

PHARMACEUTICAL-0.82%
King Pharmaceuticals, Inc.+                                             15,600           230,256
                                                                                 ---------------

REAL ESTATE-0.64%
Rouse Co., The                                                           4,700           179,070
                                                                                 ---------------

RETAIL STORES-4.53%
Blockbuster, Inc.                                                       12,200   $       205,570
Foot Locker, Inc.                                                       33,600           445,200
Fossil, Inc.+                                                            5,900           139,004
Rent-A-Center, Inc.+                                                     6,375           483,289
                                                                                 ---------------
                                                                                       1,273,063
                                                                                 ---------------

TELECOMMUNICATIONS -
   EQUIPMENT & SERVICES-1.35%
UnitedGlobalCom, Inc.+                                                  73,500           379,995
                                                                                 ---------------

TEXTILES & APPAREL-1.54%
Jones Apparel Group, Inc.+                                               9,600           280,896
V.F. Corp.                                                               4,500           152,865
                                                                                 ---------------
                                                                                         433,761
                                                                                 ---------------

TRANSPORTATION-3.39%
Canadian National Railway Co.                                            6,600           318,516
CNF, Inc.                                                               14,200           360,396
Werner Enterprises, Inc.                                                12,900           273,480
                                                                                 ---------------
                                                                                         952,392
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-4.82%
Cinergy Corp.                                                           13,600           500,344
FirstEnergy Corp.                                                        5,700           219,165
PPL Corp.                                                               11,200           481,600
Progress Energy, Inc.                                                    3,500           153,650
                                                                                 ---------------
                                                                                       1,354,759
                                                                                 ---------------

WHOLESALE DISTRIBUTOR-2.10%
United Stationers, Inc.+                                                16,300           589,571
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $25,844,578)                                                                  27,394,413
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $25,844,578)                                                     97.48%       27,394,413
Other assets, less liabilities                                            2.52           707,384
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    28,101,797
                                                               ===============   ===============

+ Non-income producing security.

                       See notes to financial statements.

                      [This page intentionally left blank]

                            CAPITAL GROWTH PORTFOLIO

[CHART]

Common Stock                 99.46%
Cash                          0.54%

                          NUMBER OF HOLDINGS
                --------------------------------------
                                  53

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Microsoft Corp.                                   4.29%
Liberty Media Corp.                               4.01%
Exxon Mobil Corp.                                 3.82%
Viacom, Inc., Class B                             3.77%
Morgan Stanley                                    3.68%
SLM Corp.                                         3.61%
Pfizer, Inc.                                      3.21%
Fannie Mae                                        2.83%
American Express Co.                              2.77%
Amgen, Inc.                                       2.76%

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Financial Services                               11.57%
Computer Software                                 8.40%
Broadcasting                                      6.01%
Multimedia                                        5.57%
Medical - Biotechnology                           5.24%
Retail Stores                                     5.15%
Pharmaceutical                                    4.96%
Entertainment & Leisure                           4.18%
Oil & Gas - Integrated                            3.82%
Computer Equipment
  & Services                                      3.74%

  ++  Represents market value of investments plus cash.

                               PORTFOLIO MANAGER
                          Janus Capital Management LLC

                               E. MARC PINTO, CFA

                  - Joined Janus Capital Management LLC in 1994
                  - Bachelor's degree from Yale University
                  - M.B.A. from Harvard University
                  - 18 years of investment experience
                  - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY
          Seeks capital growth by primarily investing in common stocks favored by the market environment.

                            NET ASSETS AS OF 06/30/03
                                  $175,399,627

     PERFORMANCE OVERVIEW

     For the six months ended June 30, 2003, the JPVF Capital Growth Portfolio gained 11.85%, while its benchmark, the S&P 500 Index, gained 11.76%.

     MARKET OVERVIEW

     All three major stock market indices ended the period in positive territory, with the Dow Jones Industrial Average gaining 9.02%, the broad-based Standard & Poor's 500 Index adding 11.76%, and the growth-oriented NASDAQ Composite Index climbing 21.51% for the six months. Although the indices performed solidly, most stocks struggled at the start of the year amid a slowing economic recovery and a looming war with Iraq. Hostilities began in mid-March and the market bounced back, followed by a rebound in consumer confidence, which had plunged to nine-year lows. Activity in the manufacturing and services sectors continued to produce mixed results, providing little in the way of clarity about the future direction of the economy as a whole. Meanwhile, the housing market remained robust, but unemployment inched higher as job growth remained elusive. Against this backdrop, the Federal Reserve cut short-term interest rates by 0.25%, stating the economy had grown at a "sub par" pace following the end to the war in Iraq.

     MANAGER'S OVERVIEW

     Q. Which individual holdings had the greatest negative impact on performance?
     A. Individual setbacks included our investment in payroll service provider Automatic Data Processing and aerospace and defense contractor General Dynamics, two of the Portfolio's largest detractors. Our position in Anadarko Petroleum, an oil and gas exploration company also dropped sharply. Meanwhile, our shares in Qualcomm, which provides products and services, based on the Code Division Multiple Access (CDMA) technology, slipped, as did our investment in Charles Schwab, a financial services company.

     Q. Which holdings had the greatest positive impact on performance?
     A. The Portfolio's top performer was biotechnology drug maker Genentech. Also contributing to performance were Liberty Media, a cable and media company, and biotech firm Amgen. Video game publisher Electronic Arts also supported results as did Veritas Software, a provider of storage solution software.

     Q. Which sectors had the greatest impact on the Portfolio's absolute performance?
     A. On an absolute basis a significant portion of the Portfolio's assets were invested in the information technology and healthcare sectors, which contributed greatly to performance. Meanwhile, our investment in industrials was the Portfolio's greatest detractor from absolute performance in terms of sector. Energy was the next weakest-performing sector, though it contributed slightly to the Portfolio's absolute results.

     Q. Which sectors had the greatest impact on the Portfolio's relative performance?
     A. Stock selection in healthcare had the greatest impact on the Portfolio's relative performance, allowing us to significantly outperform the benchmark index in that sector. Select investments as well as our modest underweighting in the consumer staples sector also supported relative performance. Individual setbacks in the energy arena caused that sector to be our worst sector on a relative basis. Finally, consumer discretionary holdings - an area where we carried nearly twice the weighting of our benchmark - was a significant detractor of the Portfolio's relative performance during the period, though it was a top contributor on an absolute basis.

     Q. How will you manage the Portfolio in the months ahead?
     A. Looking ahead, all eyes are on an economic recovery. While I believe that record-low interest rates and the recent tax bill should help spur growth, its strength and depth is uncertain. That said, we plan to continue to increase the Portfolio's growth bias as we maintain our strict sell discipline and manage individual positions in light of each holding's risk profile and valuation.

[CHART]

                 CAPITAL GROWTH PORTFOLIO AND THE S&P 500 INDEX
              Comparison of Change in Value of $10,000 Investment.

    CAPITAL GROWTH PORTFOLIO                       S&P 500 INDEX

                          ACCOUNT                                        ACCOUNT
        DATE               VALUE                       DATE               VALUE
        ----               -----                       ----               -----
      05/01/92              $10,000                   05/01/92             $10,000
      06/30/92               10,087                   06/30/92               9,958
      09/30/92               10,925                   09/30/92              10,272
      12/31/92               12,724                   12/31/92              10,787
      03/31/93               13,604                   03/31/93              11,256
      06/30/93               13,635                   06/30/93              11,310
      09/30/93               14,752                   09/30/93              11,598
      12/31/93               15,869                   12/31/93              11,867
      03/31/94               15,387                   03/31/94              11,420
      06/30/94               14,720                   06/30/94              11,470
      09/30/94               15,553                   09/30/94              12,031
      12/31/94               15,353                   12/31/94              12,028
      03/31/95               16,045                   03/31/95              13,195
      06/30/95               17,479                   06/30/95              14,451
      09/30/95               20,143                   09/30/95              15,596
      12/31/95               21,762                   12/31/95              16,532
      03/31/96               23,919                   03/31/96              17,512
      06/30/96               25,766                   06/30/96              18,399
      09/30/96               26,224                   09/30/96              19,074
      12/31/96               25,951                   12/31/96              20,767
      03/31/97               26,015                   03/31/97              20,860
      06/30/97               30,540                   06/30/97              24,494
      09/30/97               33,805                   09/30/97              26,326
      12/31/97               33,582                   12/31/97              27,079
      03/31/98               39,281                   03/31/98              30,849
      06/30/98               41,989                   06/30/98              31,864
      09/30/98               36,869                   09/30/98              28,701
      12/31/98               46,502                   12/31/98              34,802
      03/31/99               50,983                   03/31/99              36,534
      06/30/99               53,243                   06/30/99              39,105
      09/30/99               51,361                   09/30/99              36,663
      12/31/99               67,270                   12/31/99              42,118
      03/31/00               74,984                   03/31/00              43,084
      06/30/00               71,917                   06/30/00              41,940
      09/30/00               70,336                   09/30/00              41,533
      12/31/00               58,217                   12/31/00              38,284
      03/31/01               47,465                   03/31/01              33,743
      06/30/01               51,001                   06/30/01              35,717
      09/30/01               37,663                   09/30/01              30,474
      12/31/01               43,552                   12/31/01              33,731
      03/31/02               42,204                   03/31/02              33,826
      06/30/02               33,225                   06/30/02              29,293
      09/30/02               28,017                   09/30/02              24,231
      12/31/02               30,000                   12/31/02              26,277
      03/31/03               29,498                   03/31/03              25,449
      06/30/03               33,554                   06/30/03              29,365

   AVERAGE ANNUAL TOTAL RETURNS

                 CAPITAL    S&P 500
                 GROWTH      INDEX
YTD              11.85%      11.76%
1 YEAR            0.99%       0.25%
5 YEAR           -4.38%      -1.61%
10 YEAR           9.42%      10.04%
INCEPTION        11.45%      10.12%

                                 INCEPTION DATE
                                   MAY 1, 1992

Commencement of operations May 1, 1992. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the Capital Growth Portfolio (the "Portfolio") at its inception with a similar investment in the S&P 500 Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The S&P 500 Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS         YEAR ENDED       YEAR ENDED
                                                      ENDED JUNE          DECEMBER         DECEMBER
                                                       30, 2003           31, 2002         31, 2001
  Net asset value, beginning of period              $         15.48   $         22.47   $         32.57

  INCOME FROM INVESTMENT OPERATIONS

  Net investment income (loss)                                 0.01
  Net gains and losses on securities
    (both realized and unrealized)                             1.82             (6.99)            (8.03)
                                                    ---------------   ---------------   ---------------

    Total from investment operations                           1.83             (6.99)            (8.03)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                                                                (2.07)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00              0.00             (2.07)

Net asset value, end of period                      $         17.31   $         15.48   $         22.47
                                                    ===============   ===============   ===============

Total Return (A)                                              11.85%           (31.12%)          (25.19%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.90%             0.92%             1.06%
  Net investment income                                        0.09%            (0.09%)           (0.45%)

Portfolio Turnover Rate                                       28.12%            52.35%            42.83%

Net Assets, At End of Period                        $   175,399,627   $   167,737,547   $   263,092,721

                                                       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                        DECEMBER         DECEMBER          DECEMBER
                                                        31, 2000         31, 1999          31, 1998
  Net asset value, beginning of period              $         39.27   $         27.90   $         21.23

  INCOME FROM INVESTMENT OPERATIONS

  Net investment income (loss)                                                  (0.12)            (0.09)
  Net gains and losses on securities
    (both realized and unrealized)                            (4.88)            12.31              8.25
                                                    ---------------   ---------------   ---------------

    Total from investment operations                          (4.88)            12.19              8.16

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
    investment income
  Distributions from capital gains                            (1.82)            (0.82)            (1.49)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                         (1.82)            (0.82)            (1.49)

Net asset value, end of period                      $         32.57   $         39.27   $         27.90
                                                    ===============   ===============   ===============

Total Return (A)                                             (13.46%)           44.65%            38.47%

Ratios to Average Net Assets: (B)
  Expenses                                                     1.05%             1.03%             1.09%
  Net investment income                                       (0.60%)           (0.42%)           (0.38%)

Portfolio Turnover Rate                                       23.17%            41.65%            54.58%

Net Assets, At End of Period                        $   350,038,157   $   365,864,399   $   198,002,451

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--99.68%

AIRLINES-1.19%
Southwest Airlines Co.                                                 121,745   $     2,094,014
                                                                                 ---------------

BANKING-3.07%
Bank of New York Company, Inc., The                                    106,750         3,069,063
Citigroup, Inc.                                                         54,156         2,317,877
                                                                                 ---------------
                                                                                       5,386,940
                                                                                 ---------------

BEVERAGES-1.97%
Anheuser-Busch Companies, Inc.                                          67,730         3,457,617
                                                                                 ---------------

BROADCASTING-6.02%
Cablevision Systems Corporation -
  New York Group+                                                      169,356         3,515,831
Liberty Media Corp.+                                                   609,534         7,046,213
                                                                                 ---------------
                                                                                      10,562,044
                                                                                 ---------------

COMMERCIAL SERVICES-2.22%
Moody's Corp.                                                           18,345           966,965
Weight Watchers International, Inc.+                                    64,255         2,922,960
                                                                                 ---------------
                                                                                       3,889,925
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-3.75%
Automatic Data Processing, Inc.                                         27,190           920,653
Dell Computer Corp.+                                                   118,740         3,794,930
Lexmark International, Inc.+                                            26,230         1,856,297
                                                                                 ---------------
                                                                                       6,571,880
                                                                                 ---------------

COMPUTER NETWORK-2.76%
Cisco Systems, Inc.+                                                   289,860         4,837,763
                                                                                 ---------------

COMPUTER SOFTWARE-8.41%
Intuit, Inc.+                                                           49,830         2,218,930
Microsoft Corp.                                                        294,145         7,533,052
Oracle Corp.+                                                          195,555         2,350,571
VERITAS Software Corp.+                                                 92,635         2,655,845
                                                                                 ---------------
                                                                                      14,758,398
                                                                                 ---------------

COSMETICS & PERSONAL CARE-1.90%
Colgate-Palmolive Co.                                                   57,630         3,339,659
                                                                                 ---------------

DIVERSIFIED OPERATIONS-0.98%
General Electric Co.                                                    59,895         1,717,789
                                                                                 ---------------

ELECTRONIC COMPONENTS-3.06%
Flextronics International, Ltd.+                                       196,485         2,041,479
Linear Technology Corp.                                                103,110         3,321,173
                                                                                 ---------------
                                                                                       5,362,652
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-3.41%
Applied Materials, Inc.+                                               259,210         4,111,071
Texas Instruments, Inc.                                                106,225         1,869,560
                                                                                 ---------------
                                                                                       5,980,631
                                                                                 ---------------

ENTERTAINMENT & LEISURE-4.19%
Electronic Arts, Inc.+                                                  44,530         3,294,775
Metro-Goldwyn-Mayer, Inc.+                                             100,755         1,251,377
MGM Mirage+                                                             81,915         2,799,855
                                                                                 ---------------
                                                                                       7,346,007
                                                                                 ---------------

FINANCIAL SERVICES-11.60%
American Express Co.                                                   116,550         4,872,956
Charles Schwab Corp., The                                              263,581         2,659,532
Morgan Stanley                                                         151,180         6,462,945
SLM Corp.                                                              161,880         6,340,840
                                                                                 ---------------
                                                                                      20,336,273
                                                                                 ---------------

GOVERNMENT AGENCY-2.84%
Fannie Mae                                                              73,760         4,974,374
                                                                                 ---------------

HEALTHCARE-3.65%
McKesson Corp.                                                          52,940   $     1,892,076
WellPoint Health Networks, Inc.+                                        53,450         4,505,835
                                                                                 ---------------
                                                                                       6,397,911
                                                                                 ---------------

HOUSEHOLD PRODUCTS-0.96%
Proctor & Gamble Co., The                                               18,950         1,689,961
                                                                                 ---------------

INSURANCE-3.73%
Allstate Corp., The                                                    107,560         3,834,514
Marsh & McLennan Companies, Inc.                                        52,885         2,700,837
                                                                                 ---------------
                                                                                       6,535,351
                                                                                 ---------------

LODGING-2.10%
Hilton Hotels Corp.                                                    287,530         3,677,509
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-5.25%
Amgen, Inc.+                                                            72,960         4,847,462
Genentech, Inc.+                                                        60,485         4,362,178
                                                                                 ---------------
                                                                                       9,209,640
                                                                                 ---------------

MEDICAL PRODUCTS-1.14%
Johnson & Johnson                                                       38,790         2,005,443
                                                                                 ---------------

MULTIMEDIA-5.58%
AOL Time Warner, Inc.+                                                 196,172         3,156,407
Viacom, Inc., Class B+                                                 151,906         6,632,216
                                                                                 ---------------
                                                                                       9,788,623
                                                                                 ---------------

OIL & GAS - INTEGRATED-3.83%
Exxon Mobil Corp.                                                      186,995         6,714,990
                                                                                 ---------------

OIL & GAS PRODUCERS-2.50%
Anadarko Petroleum Corp.                                                98,735         4,390,745
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-0.99%
Halliburton Co.                                                         75,715         1,741,445
                                                                                 ---------------

PHARMACEUTICAL-4.97%
Forest Laboratories, Inc.+                                              23,870         1,306,883
Mylan Laboratories, Inc.                                                42,215         1,467,816
OSI Pharmaceuticals, Inc.+                                               9,500           305,995
Pfizer, Inc.                                                           165,187         5,641,136
                                                                                 ---------------
                                                                                       8,721,830
                                                                                 ---------------

RETAIL STORES-5.16%
Costco Wholesale Corp.+                                                 81,600         2,986,560
Home Depot, Inc., The                                                   71,675         2,373,876
Staples, Inc.+                                                         112,440         2,063,274
TJX Companies, Inc., The                                                86,630         1,632,109
                                                                                 ---------------
                                                                                       9,055,819
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-2.45%
Nokia Oyj, ADR                                                         261,205         4,291,598
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $179,718,428)                                                                174,836,831
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $179,718,428)                                                    99.68%      174,836,831
Other assets, less liabilities                                            0.32           562,796
                                                                       -------   ---------------
TOTAL NET ASSETS                                                        100.00%  $   175,399,627
                                                                       =======   ===============

+ Non-income producing security.

                       See notes to financial statements.

                   SMALL-CAP VALUE PORTFOLIO

[CHART]

Common Stock               94.84%
Cash                        5.16%

                         NUMBER OF HOLDINGS
               --------------------------------------
                                 75

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Houston Exploration Co., The                  2.33%
Pride International, Inc.                     2.30%
Omnicare, Inc.                                2.20%
Simpson Manufacturing Co.                     2.04%
Briggs & Stratton Corp.                       2.03%
R.H. Donnelley Corp.                          1.94%
Chittenden Corp.                              1.94%
Waddell & Reed Financial, Inc.                1.86%
Reinsurance Group of America, Inc.            1.84%
United States Steel Corp.                     1.77%

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Banking                                       7.00%
Manufacturing                                 6.46%
Electronics                                   4.87%
Insurance                                     4.81%
Real Estate                                   4.36%
Machinery                                     4.36%
Chemicals                                     4.34%
Transportation                                3.55%
Oil & Gas Producers                           3.55%
Oil & Gas Services & Equipment                3.38%

  ++  Represents market value of investments plus cash.

                               PORTFOLIO MANAGER
                   Dalton, Greiner, Hartman, Maher and Company

                        INVESTMENT OBJECTIVE AND STRATEGY
         Seeks long-term capital appreciation by primarily investing in common stocks of small-cap companies.

                            NET ASSETS AS OF 06/30/03
                                   $35,718,235

     During the first quarter the stock market drifted downward as investor attention was dominated by news of the Iraqi conflict. Economic growth slowed during the quarter and prospects of the remainder of 2003 became uncertain as both industrial and consumer spending were reigned in. Many first quarter earnings reports were accompanied by war related excuses. Investors watched carefully for signs of improving business and consumer confidence.

     Almost all market sectors declined during the first quarter but there was a slight tilt towards larger caps, growth and safety. Caution on the part of investors-partly reflecting the consistent battering that they've taken over the past three years-was evidenced by the positive returns in the bond market and by the flight to safety and liquidity in the stock market. The JPVF Small-Cap Value Portfolio's cyclical tilt penalized performance during the first quarter, as did our underweighted position in the financial sector. Over the past few years the financial sector has become a much more significant portion of the market's weighting. A similar expansion and subsequent contraction of two other industry groups: energy in the late 70's and technology in the late 90's occurred over the last 30 years. The same pattern was reflected over the life of the Russell 2000(R), which is more relevant to smallcap stocks. In both cases the weightings grew to levels far beyond the industries' relative importance in the economy. We see many parallels with the current status of the financial group. Valuations are at the high end of historical ranges, although these valuations can be partially rationalized by the high level of profitability currently being realized in certain sectors of the financial industry. The question is whether this new peak level can be sustained or increased in the years ahead. We are skeptical since this remains a very competitive industry in which many of the product offerings have been commoditized.

     Following the depressing start to the year, stocks roared back during the second quarter. The winding down of the Iraqi conflict obviously helped investor psychology, as did some early signs of economic acceleration and a stimulative (and investor friendly) tax bill. However, the biggest boost to the market may have been the continued flood of liquidity provided by the Fed. Real Fed Funds rates are at record lows. Since industrial activity has thus far remained subdued, most of those funds have found their way into the financial markets propping up both stocks and bonds.

     The second quarter market burst was also accompanied by a return of speculative activity-investors now apparently view the glass as half full rather than half empty and have thrown caution to the wind when it comes to profitability or balance sheets. While the Russell 2000 Value(R) gained 23.4% during the quarter, the stocks in the index without earnings jumped 38%, and stocks priced under $5 soared 54%. Your Portfolio's performance lagged that of the index in part due to this "junk rally" that fueled the market. Since our research focus is on high quality companies that are selling at attractive valuations, we rarely participate fully in these types of speculative explosions.

     We have examined previous periods when low quality or junk stocks have outperformed by constructing a quality-junk index. Since 1990, there have been two years during which the junk sector has outperformed: 1991 and 1995. The beginning of an economic recovery marked both of these periods. As we've noted, 2003 is shaping up to be a repeat of this occurrence. During both of the previous periods, DGHM's smallcap products underperformed their benchmark. However, in each of the subsequent years they outperformed significantly. In fact, 1995 was the only year that our smallcap product underperformed the Russell 2000 Value(R).

     Portfolio weightings remain tilted toward the cyclical side of the economy. While this decision is primarily due to bottom up analysis-these are the sectors where we find the best values-there is also a strong economic case for our weightings.

     After the overspending of the late 1990's, capital spending has plummeted in the past three years. In the tech sector, capex is at an all time low as it is in most industrial cyclicals. Free cash flow generation, the best indicator of future capex, is at record levels. So all that remains to complete this picture is an improvement in business confidence, which we feel will improve over the next 6-12 months.

     But those pessimists keep telling us that there is no economic recovery and that second half earnings will be disappointing. True, the daily economic releases are mixed. That's normal in the early stages of a recovery. It's never clear when an expansion starts until months later when it's obvious to everyone. However, there is no doubt in our minds that we have entered a "sweet spot" of stimulus that will ultimately lift this tepid advance out of its doldrums. Some day, but we don't know when. What we do know is that when the earth, moon and sun of the stimulus world are this aligned, it's always happened.

     MONETARY POLICY

     Money supply is growing more rapidly than nominal GDP and interest rates are at multi-decade lows. Moreover, they'll stay there for a while. At the Fed's most recent meeting they made it clear that they are still more concerned about the possibility of deflation than a spike in inflation, i.e. no tightening in sight.

     FISCAL POLICY

     We haven't yet benefited from the Bush tax cut. So, the best is yet to be and it will add to the not inconsequential existing fiscal stimulus.

     FALLING LONG TERM INTEREST RATES

     After a couple of years when stock and bond prices moved in the opposite direction 90% of the time, they are now moving in lockstep. This is really the norm, especially during the early stages of monetary stimulus. With short-term rates as low as they are, investors are pushing out the yield curve to capture yield no matter how paltry. Thirty-year mortgage rates are at levels not seen since the Eisenhower years, so there's more refinancing to come. And that will boost spending.

     DECLINING YIELD SPREADS

     Risk aversion is waning in the dicier sectors of the bond market. Both Baa and emerging market yield spreads have contracted sharply over the last few months, a clear indication that these investors expect improving global economic conditions. The lower corporate yields and initial signs of lenders loosening their purse strings have reopened the long-term credit markets.

     WEAK DOLLAR

     We'd be the last ones to advocate a weak dollar. If it persists, it's an alarming statement of what global investors think about our prospects. But it is down, and it's stimulative. The lower value of the greenback should push economic growth and profits higher and reduce the chances of deflation.

     LOWER ENERGY PRICES

     The spike in oil prices to almost $40 a barrel was a painful tax on the global economy. Mercifully, the drop to the mid-to-high 20's should provide some relief to consumers and energy intensive industries.

     In conclusion, while we are frustrated by the Portfolio's underperformance this year, we continue to be encouraged by the quality of our stock holdings and are comfortable with our industry weightings. We have no plans to alter our time-tested approach to smallcap investing and look forward to the market once again recognizing the value of quality.

[CHART]

           SMALL-CAP VALUE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX
              Comparison of Change in Value of $10,000 Investment.

   SMALL-CAP VALUE PORTFOLIO           RUSSELL 2000 VALUE INDEX

                 ACCOUNT                                   ACCOUNT
    DATE          VALUE                      DATE           VALUE
    ----         -------                     ----          -------
  05/01/01       10,000                    05/01/01         10,000
  06/30/01       10,759                    06/30/01         10,568
  09/30/01        9,606                    09/30/01          9,158
  12/31/01       11,137                    12/31/01         10,689
  03/31/02       11,927                    03/31/02         11,714
  06/30/02       11,063                    06/30/02         11,466
  09/30/02        9,265                    09/30/02          9,001
  12/31/02        9,730                    12/31/02          9,502
  03/31/03        9,096                    03/31/03          8,995
  06/30/03       10,518                    06/30/03         11,021

     AVERAGE ANNUAL TOTAL RETURNS

                          RUSSELL 2000
               SMALL-CAP     VALUE
                 VALUE       INDEX
YTD              8.09%      16.49%
1 YEAR          -4.93%      -3.80%
INCEPTION        2.36%       4.59%

                                 INCEPTION DATE
                                  MAY 1, 2001

Commencement of operations May 1, 2001. Past performance is not predicative of future performance.

This graph compares an initial $10,000 investment made in the Small-Cap Value Portfolio (the" Portfolio") at its inception with similar investments in the Russell 2000 Value Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell 2000 Value Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                                                          PERIOD FROM
                                                       (UNAUDITED)                         MAY 1, 2001
                                                       SIX MONTHS         YEAR ENDED        THROUGH
                                                       ENDED JUNE          DECEMBER         DECEMBER
                                                        30, 2003           31, 2002       31, 2001 (A)
  Net asset value, beginning of period              $          9.63   $         11.07   $         10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                         (0.01)
  Net gains and losses on securities
   (both realized and unrealized)                              0.79             (1.39)             1.14
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             0.78             (1.39)             1.14

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income
  Dividends in excess of net
   investment income
  Distributions from capital gains                                              (0.05)            (0.07)
  Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

  Total distributions                                          0.00             (0.05)            (0.07)

Net asset value, end of period                      $         10.41   $          9.63   $         11.07
                                                    ===============   ===============   ===============

Total Return (B)                                               8.09%           (12.64%)           11.37%

Ratios to Average Net Assets: (C)
  Expenses                                                     1.43%             1.42%             1.52%
  Net Investment income                                       (0.39%)           (0.35%)           (0.17%)

Portfolio Turnover Rate                                       30.16%            57.55%            34.84%

Net Assets, At End of Period                        $    35,718,235   $    23,439,610   $    17,943,875

(A) Per share data calculated from the initial offering date, May 1, 2001, for sale to Jefferson Pilot Financial separate accounts.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--95.15%

ADVERTISING-1.95%
R.H. Donnelley Corp.+                                                   19,100   $       696,577
                                                                                 ---------------
AUTOMOTIVE PARTS & EQUIPMENT-1.17%
CLARCOR, Inc.                                                           10,800           416,340
                                                                                 ---------------
BANKING-7.02%
Brookline Bancorp, Inc.                                                 31,500           441,000
Chittenden Corp.                                                        25,400           694,690
Cullen/Frost Bankers, Inc.                                              14,000           449,400
Local Financial Corp.+                                                  13,400           193,496
S&T Bancorp, Inc.                                                        6,200           170,066
Westamerica Bancorporation                                              13,000           560,040
                                                                                 ---------------
                                                                                       2,508,692
                                                                                 ---------------

BROADCASTING-1.57%
Mediacom Communications Corp.+                                          56,800           560,616
                                                                                 ---------------

BUILDING MATERIALS-2.71%
NCI Building Systems, Inc.+                                             14,100           235,470
Simpson Manufacturing Company, Inc.+                                    20,000           732,000
                                                                                 ---------------
                                                                                         967,470
                                                                                 ---------------

BUILDING SERVICES-0.03%
Rollins, Inc.                                                              600            11,310
                                                                                 ---------------

CHEMICALS-4.35%
Arch Chemicals, Inc.                                                    29,800           569,180
Georgia Gulf Corp.                                                      23,300           461,340
H.B. Fuller Co.                                                         23,800           524,076
                                                                                 ---------------
                                                                                       1,554,596
                                                                                 ---------------
COMPUTER INFORMATION
  & TECHNOLOGY-1.56%
Autodesk, Inc.                                                          34,500           557,520
                                                                                 ---------------

CONSULTING SERVICES-1.61%
Forrester Research, Inc.+                                               35,200           575,872
                                                                                 ---------------

COSMETICS & PERSONAL CARE-1.16%
Steiner Leisure, Ltd., ADR+                                             28,400           414,640
                                                                                 ---------------

EDUCATIONAL SERVICES-2.83%
ITT Educational Services, Inc.+                                         19,700           576,225
Learning Tree International, Inc.+                                      27,892           435,952
                                                                                 ---------------
                                                                                       1,012,177
                                                                                 ---------------
ELECTRONIC COMPONENTS-3.32%
Advanced Energy Industries, Inc.+                                       23,300           332,025
Technitrol, Inc.+                                                       32,600           490,630
TTM Technologies, Inc.+                                                 77,700           364,413
                                                                                 ---------------
                                                                                       1,187,068
                                                                                 ---------------
ELECTRONICS-4.88%
Actel Corp.+                                                           26,900$           551,450
AMETEK, Inc.                                                            16,900           619,385
Electro Scientific Industries, Inc.+                                    15,400           233,464
Littlefuse, Inc.+                                                       15,200           339,872
                                                                                 ---------------
                                                                                       1,744,171
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-2.97%
Pericom Semiconductor Corp.+                                            54,400           505,920
Photronics, Inc.+                                                       31,800           554,910
                                                                                 ---------------
                                                                                       1,060,830
                                                                                 ---------------

FINANCIAL SERVICES-2.89%
eFunds Corp.+                                                           31,600           364,348
Waddell & Reed Financial, Inc.                                          26,000           667,420
                                                                                 ---------------
                                                                                       1,031,768
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.33%
Ryan's Family Steak Houses, Inc.+                                        8,300           116,200
                                                                                 ---------------

FOREST PRODUCTS & PAPER-1.45%
Wausau-Mosinee Paper Corp.                                              46,100           516,320
                                                                                 ---------------

HEALTHCARE-1.65%
Option Care, Inc.+                                                       2,800            32,284
Renal Care Group, Inc.+                                                 15,800           556,318
                                                                                 ---------------
                                                                                         588,602
                                                                                 ---------------

HOME FURNISHINGS-0.31%
Oneida, Ltd.                                                            16,300           110,025
                                                                                 ---------------

INSURANCE-4.82%
Delphi Financial Group, Inc.                                            12,100           566,280
Reinsurance Group of America, Inc.                                      20,550           659,655
Scottish Annuity & Life Holdings, Ltd.                                  24,600           497,166
                                                                                 ---------------
                                                                                       1,723,101
                                                                                 ---------------

MACHINERY-4.38 %
Briggs & Stratton Corp.                                                 14,400           727,200
IDEX Corp.                                                              15,900           576,216
Thomas Industries, Inc.                                                  9,600           259,680
                                                                                 ---------------
                                                                                       1,563,096
                                                                                 ---------------
MANUFACTURING-6.48%
Brady Corp.                                                              5,300           176,755
K-Swiss, Inc.                                                           13,700           472,924
Lincoln Electric Holdings, Inc.                                         22,800           465,348
Matthews International Corp.                                             7,100           175,796
Wabtec, Inc.                                                            32,500           452,075
Warnaco Group, Inc., The+                                               42,400           570,280
                                                                                 ---------------
                                                                                       2,313,178
                                                                                 ---------------
MARKETING SERVICES-1.53%
Arbitron, Inc.+                                                         15,300           546,210
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

MEDICAL PRODUCTS-2.89%
Arrow International, Inc.                                                9,567   $       422,383
Orthofix International, NV+                                             18,600           608,964
                                                                                 ---------------
                                                                                       1,031,347
                                                                                 ---------------

MEDICAL SUPPLIES-1.73%
Sybron Dental Specialties, Inc.+                                        26,200           618,320
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-1.78%
United States Steel Corp.                                               38,800           635,156
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING-1.97%
Arctic Cat, Inc.                                                        23,700           454,092
Coachmen Industries, Inc.                                               21,000           250,950
                                                                                 ---------------
                                                                                         705,042
                                                                                 ---------------

OFFICE EQUIPMENT-1.56%
Herman Miller, Inc.                                                     27,500           555,775
                                                                                 ---------------

OIL & GAS PRODUCERS-3.56%
Cimarex Energy Co.+                                                     18,300           434,625
Houston Exploration Co., The+                                           24,100           836,270
                                                                                 ---------------
                                                                                       1,270,895
                                                                                 ---------------
OIL & GAS SERVICES & EQUIPMENT-3.39%
Pride International, Inc.+                                              43,800           824,316
Universal Compression Holdings, Inc.+                                   18,500           385,910
                                                                                 ---------------
                                                                                       1,210,226

PHARMACEUTICAL-2.20%
Omnicare, Inc.                                                          23,300           787,307
                                                                                 ---------------

PUBLISHING & PRINTING-1.31%
Banta Corp.                                                             14,500           469,365
                                                                                 ---------------

RAILROAD-1.33%
Florida East Coast Industries, Inc.                                     14,200           362,810
Florida East Coast Industries, Inc., Series B                            4,500           112,050
                                                                                 ---------------
                                                                                         474,860
                                                                                 ---------------

REAL ESTATE-4.38%
Kilroy Realty Corp.                                                     18,100   $       497,750
LNR Property Corp.                                                      12,500           467,500
Macerich Co., The                                                       11,600           407,508
Trammell Crow Co.+                                                      18,000           190,980
                                                                                 ---------------
                                                                                       1,563,738
                                                                                 ---------------

RETAIL STORES-1.68%
Dress Barn, Inc., The+                                                  13,934           176,544
Too, Inc.+                                                              21,000           425,250
                                                                                 ---------------
                                                                                         601,794
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-1.32%
Plantronics, Inc.+                                                      21,700           470,239
                                                                                 ---------------
TRANSPORTATION-3.56%
Heartland Express, Inc.+                                                18,353           408,354
USF Corp.                                                               14,900           401,853
Yellow Corp.+                                                           20,000           463,000
                                                                                 ---------------
                                                                                       1,273,207
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-1.52%
El Paso Electric Co.+                                                   44,000           542,520
                                                                                 ---------------

TOTAL COMMON STOCK
   (Cost $33,055,907)                                                                 33,986,170
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $33,055,907)                                                     95.15%       33,986,170
Other assets, less liabilities                                            4.85         1,732,065
                                                                        -------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    35,718,235
                                                                        ======   ===============

+   Non-income producing security.

                       See notes to financial statements.

                      [This page intentionally left blank]

                                VALUE PORTFOLIO

[CHART]

Common Stock               93.50%
Cash                        6.50%

                          NUMBER OF HOLDINGS
                --------------------------------------
                                 54

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Citigroup, Inc.                               4.18%
PepsiCo, Inc.                                 2.81%
American Standard Companies, Inc.             2.77%
Exxon Mobil Corp.                             2.67%
United Technologies Corp.                     2.56%
Wells Fargo & Co.                             2.55%
Bank of America Corp.                         2.53%
Burlington Northern Sante Fe Corp.            2.46%
Cendant Corp.                                 2.39%
Hewlett-Packard Co.                           2.34%

                                           PERCENT OF
TOP TEN INDUSTRIES                        PORTFOLIO++
------------------------------------------------------
Banking                                      12.03%
Manufacturing                                 6.61%
Pharmaceutical                                6.28%
Beverages                                     5.63%
Insurance                                     5.53%
Financial Services                            5.22%
Oil & Gas - Integrated                        4.83%
Multimedia                                    3.73%
Commercial Services                           3.43%
Automotive Parts & Equipment                  3.23%

++  Represents market value of investments plus cash.

                               PORTFOLIO MANAGER
                       Credit Suisse Asset Management, LLC
                                (Since 08/28/97)

     ROBERT E. RESCOE, CFA                        MANAGING DIRECTOR
          DIRECTOR                                 SCOTT T. LEWIS
-  Joined Credit Suisse Asset          -  Joined Credit Suisse Asset
     Management, LLC in 1999                Management, LLC in 1999
-  B.A. from Tulane University         -  B.S. from New York University
-  M.B.A. from University of Texas     -  M.B.A. from New York
-  Chartered Financial Analyst              University's Stern School of
                                            Business

                              STANLEY A. NABI, CFA
                               MANAGING DIRECTOR
                    - Joined Credit Suisse Asset Management, LLC in 2000
                    - B.A. from Columbia University
                    - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY

     Seeks long-term capital growth and, secondarily, a reasonable level of current income by primarily investing in equity issues that may offer capital appreciation.

                            NET ASSETS AS OF 06/30/03
                                   $73,060,944

     OVERVIEW

     U.S. equities were whipsawed by war news in the first quarter. Stocks fell sharply in January, after posting a positive 2002 fourth quarter. This was in part due to heightened war worries. As the quarter progressed, sentiment regarding a war with Iraq in fact became a dominant driver of market activity. March saw extreme volatility. A strong mid-month rally reflected a sense that the war on Iraq would be swift and effective. When the conflict started late in the month, investor sentiment seemed to change by the hour and volatility persisted.

     Meanwhile, stocks rallied in the second quarter, with virtually all sectors and industries showing positive results. The quick end to the Iraq war removed a major market overhang. And while economic growth remained sluggish, investors seemed hopeful that growth would improve going forward.

     Equities were also helped by earnings announcements that generally met or exceeded market expectations; the passage of tax relief, including investor-friendly measures such as a reduction in capital-gains and dividend taxes; and expectations of Federal Reserve interest-rate cuts. The Fed indicated in May that it was inclined to lower rates. This helped buoy stocks; equities actually declined on the news of the Fed's 25 basis point rate cut in late June, but the rate backdrop overall was clearly supportive.

     Within the environment of increased appetite for risk, growth stocks generally outpaced their value counterparts and small-cap stocks outperformed larger-cap stocks. Small-cap stocks, which often outperform on expectations of better economic conditions, had gains in excess of 20% with respect to both value and growth names.

     PORTFOLIO PERFORMANCE

     The JPVF Value Portfolio returned 11.09% for the first half of 2003, vs. a gain of 11.57% for the Russell 1000 Value Index. We attribute the Portfolio's slight underperformance to our focus on high quality companies with relatively stable profits. In stark contrast with the first quarter, such stocks underperformed smaller "high beta" stocks (i.e., stocks that tend to outperform in rallying markets) representing companies with less certain or even negative earnings. This was particularly true among information technology companies, in which smaller cap stocks with negative earnings returned more than 40% on average. The Portfolio's underperformance in the first half notwithstanding, we will continue to adhere to an investment approach that we believe can benefit investors over time.

     OUTLOOK AND STRATEGY

     We expect U.S. economic growth to accelerate in the year's second half, aided by tax relief, ongoing improvements in corporate balance sheets and a favorable liquidity backdrop. Barring a return of heightened geopolitical risk, we think these factors augur well for growth.

     In terms of sector adjustments, we decreased our weighting in the producer durables sector on a stock-specific basis. We expect the sector to be generally supported by rising capital expenditures over time.

     One sector weighting we increased in the quarter was energy, where our purchases included some natural gas exploration & production companies. We are under weighted in technology; we are looking for purchase candidates here on a highly selective basis.

[CHART]

                VALUE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX
              Comparison of Change in Value of $10,000 Investment.

VALUE PORTFOLIO                            RUSSELL 1000 VALUE INDEX

                       ACCOUNT                                 ACCOUNT
    DATE                VALUE             DATE                  VALUE
    ----               -------            ----                 -------
  05/01/92             10,000           05/01/92               10,000
  06/30/92              9,696           06/30/92               10,032
  09/30/92              9,824           09/30/92               10,241
  12/31/92             10,820           12/31/92               10,839
  03/31/93             11,276           03/31/93               11,886
  06/30/93             11,300           06/30/93               12,234
  09/30/93             11,895           09/30/93               12,838
  12/31/93             12,436           12/31/93               12,803
  03/31/94             12,070           03/31/94               12,356
  06/30/94             11,996           06/30/94               12,433
  09/30/94             12,248           09/30/94               12,750
  12/31/94             11,910           12/31/94               12,548
  03/31/95             12,871           03/31/95               13,741
  06/30/95             14,352           06/30/95               14,972
  09/30/95             15,496           09/30/95               16,280
  12/31/95             15,908           12/31/95               17,361
  03/31/96             16,489           03/31/96               18,343
  06/30/96             17,365           06/30/96               18,659
  09/30/96             17,639           09/30/96               19,202
  12/31/96             19,548           12/31/96               21,117
  03/31/97             19,874           03/31/97               21,658
  06/30/97             22,999           06/30/97               24,851
  09/30/97             25,028           09/30/97               27,326
  12/31/97             25,200           12/31/97               28,547
  03/31/98             28,197           03/31/98               31,874
  06/30/98             28,530           06/30/98               32,017
  09/30/98             24,440           09/30/98               28,308
  12/31/98             28,384           12/31/98               33,008
  03/31/99             28,195           03/31/99               33,481
  06/30/99             32,628           06/30/99               37,257
  09/30/99             30,015           09/30/99               33,607
  12/31/99             30,016           12/31/99               35,434
  03/31/00             29,536           03/31/00               35,603
  06/30/00             29,404           06/30/00               33,934
  09/30/00             31,290           09/30/00               36,603
  12/31/00             32,794           12/31/00               37,919
  03/31/01             32,487           03/31/01               35,699
  06/30/01             33,982           06/30/01               37,441
  09/30/01             30,301           09/30/01               33,340
  12/31/01             33,300           12/31/01               35,799
  03/31/02             34,018           03/31/02               37,263
  06/30/02             30,557           06/30/02               34,088
  09/30/02             24,672           09/30/02               27,690
  12/31/02             26,188           12/31/02               30,243
  03/31/03             25,442           03/31/03               28,773
  06/30/03             29,092           06/30/03               33,742

        AVERAGE ANNUAL TOTAL RETURNS

                            RUSSELL
                             1000
                             VALUE
                 VALUE       INDEX
YTD             11.09%      11.57%
1 YEAR          -4.79%      -1.02%
5 YEAR           0.39%       1.05%
10 YEAR          9.91%      10.68%
INCEPTION       10.03%      11.50%

                                 INCEPTION DATE
                                  MAY 1, 1992

Commencement of operations May 1, 1992. Past performance is not predicative of future performance.

This graph compares an initial $10,000 investment made in the Value Portfolio (the "Portfolio") at its inception with similar investments in the Russell 1000 Value Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Russell 1000 Value Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                       SIX MONTHS         YEAR ENDED        YEAR ENDED
                                                       ENDED JUNE          DECEMBER          DECEMBER
                                                        30, 2003            31, 2002         31, 2001
  Net asset value, beginning of period              $         15.22    $         19.52    $         19.43

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.07               0.14               0.14
  Net gains and losses on securities
    (both realized and unrealized)                             1.61              (4.28)              0.15
                                                    ---------------    ---------------    ---------------

    Total from investment operations                           1.68              (4.14)              0.29

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.14)             (0.16)             (0.19)
  Dividends in excess of net
    investment income
  Distributions from capital gains                                                                  (0.01)
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

    Total distributions                                       (0.14)             (0.16)             (0.20)

Net asset value, end of period                      $         16.76    $         15.22    $         19.52
                                                    ===============    ===============    ===============

Total Return (A)                                              11.09%            (21.36%)             1.54%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.84%              0.81%              0.83%
  Net investment income                                        0.95%              0.75%              0.89%

Portfolio Turnover Rate                                       38.90%             41.00%             40.95%

Net Assets, At End of Period                        $    73,060,944    $    69,268,418    $    96,103,870


                                                       YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                        DECEMBER            DECEMBER          DECEMBER
                                                        31, 2000            31, 1999          31, 1998
  Net asset value, beginning of period              $         20.06    $         19.12    $         17.11

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.21               0.17               0.15
  Net gains and losses on securities
    (both realized and unrealized)                             1.41               0.92               2.01
                                                    ---------------    ---------------    ---------------

    Total from investment operations                           1.62               1.09               2.16

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.17)                                (0.15)
  Dividends in excess of net
    investment income
  Distributions from capital gains                            (2.08)             (0.15)
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

    Total distributions                                       (2.25)             (0.15)             (0.15)

Net asset value, end of period                      $         19.43    $         20.06    $         19.12
                                                    ===============    ===============    ===============

Total Return (A)                                               9.25%              5.75%             12.63%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.81%              0.85%              0.86%
  Net investment income                                        1.17%              0.89%              0.87%

Portfolio Turnover Rate                                       79.47%             99.60%             66.19%

Net Assets, At End of Period                        $    82,995,853    $    76,424,174    $    65,309,530

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--93.44%

AEROSPACE & DEFENSE-2.56%
United Technologies Corp.                                               26,400   $     1,869,912
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-3.22%
Johnson Controls, Inc.                                                  15,100         1,292,560
Lear Corp.+                                                             23,100         1,063,062
                                                                                 ---------------
                                                                                       2,355,622
                                                                                 ---------------

BANKING-12.03%
Bank of America Corp.                                                   23,400         1,849,302
Banknorth Group, Inc.                                                   49,600         1,265,792
Charter One Financial, Inc.                                             24,215           755,024
Citigroup, Inc.                                                         71,300         3,051,642
Wells Fargo & Co.                                                       37,000         1,864,800
                                                                                 ---------------
                                                                                       8,786,560
                                                                                 ---------------

BEVERAGES-5.63%
Anheuser-Busch Companies, Inc.                                          29,400         1,500,870
Pepsi Bottling Group, Inc., The                                         27,800           556,556
PepsiCo, Inc.                                                           46,160         2,054,120
                                                                                 ---------------
                                                                                       4,111,546
                                                                                 ---------------

BUILDING MATERIALS-2.77%
American Standard Companies, Inc.+                                      27,400         2,025,682
                                                                                 ---------------

CHEMICALS-0.99%
PPG Industries, Inc.                                                    14,200           720,508
                                                                                 ---------------

COMMERCIAL SERVICES-3.43%
Cendant Corp.+                                                          95,200         1,744,064
Harsco Corp.                                                            21,100           760,655
                                                                                 ---------------
                                                                                       2,504,719
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-2.34%
Hewlett-Packard Co.                                                     80,247         1,709,261
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-1.16%
Unisys Corp.+                                                           68,800           844,864
                                                                                 ---------------

COMPUTER SOFTWARE-1.86%
Microsoft Corp.                                                         53,200         1,362,452
                                                                                 ---------------

COSMETICS & PERSONAL CARE-2.79%
Avon Products, Inc.                                                     20,900         1,299,980
Kimberly-Clark Corp.                                                    14,100           735,174
                                                                                 ---------------
                                                                                       2,035,154
                                                                                 ---------------

ELECTRICAL EQUIPMENT-1.69%
Emerson Electric Co.                                                    24,100         1,231,510
                                                                                 ---------------

FINANCIAL SERVICES-5.22%
Lehman Brothers Holdings, Inc.                                          24,200         1,608,816
Morgan Stanley                                                          16,000           684,000
Washington Mutual, Inc.                                                 36,800         1,519,840
                                                                                 ---------------
                                                                                       3,812,656
                                                                                 ---------------

FOOD PRODUCTS-0.71%
General Mills, Inc.                                                     11,000           521,510
                                                                                 ---------------

GOVERNMENT AGENCY-1.98%
Freddie Mac                                                             28,500         1,446,945
                                                                                 ---------------

INSURANCE-5.53%
Aetna, Inc.                                                             19,100         1,149,820
Hartford Financial Services Group, Inc., The                            33,800         1,702,168
St. Paul Companies, Inc., The                                           32,500         1,186,575
                                                                                 ---------------
                                                                                       4,038,563
                                                                                 ---------------

MANUFACTURING-6.60%
3M Co.                                                                   5,600   $       722,288
Eaton Corp.                                                             16,500         1,297,065
ITT Industries, Inc.                                                    22,300         1,459,758
Tyco International, Ltd.                                                70,900         1,345,682
                                                                                 ---------------
                                                                                       4,824,793
                                                                                 ---------------
MEDICAL PRODUCTS-1.80%
Johnson & Johnson                                                       25,400         1,313,180
                                                                                 ---------------

MULTIMEDIA-3.72%
Gannett Company, Inc.                                                   18,600         1,428,666
Viacom, Inc., Class B+                                                  29,600         1,292,336
                                                                                 ---------------
                                                                                       2,721,002
                                                                                 ---------------
OFFICE EQUIPMENT-2.29%
Avery Dennison Corp.                                                    33,400         1,676,680
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-2.24%
Burlington Resources, Inc.                                              30,300         1,638,321
                                                                                 ---------------

OIL & GAS - INTEGRATED-4.83%
ConocoPhillips                                                          28,810         1,578,788
Exxon Mobil Corp.                                                       54,300         1,949,913
                                                                                 ---------------
                                                                                       3,528,701
                                                                                 ---------------

OIL & GAS PRODUCERS-1.57%
Devon Energy Corp.                                                      10,800           576,720
Noble Energy, Inc.                                                      15,000           567,000
                                                                                 ---------------
                                                                                       1,143,720
                                                                                 ---------------

PHARMACEUTICAL-6.28%
Abbott Laboratories                                                     34,100         1,492,216
Bristol-Myers Squibb Co.                                                27,100           735,765
Pfizer, Inc.                                                            46,000         1,570,900
Wyeth                                                                   17,300           788,015
                                                                                 ---------------
                                                                                       4,586,896
                                                                                 ---------------

RAILROAD-2.46%
Burlington Northern Sante Fe Corp.                                      63,100         1,794,564
                                                                                 ---------------

RETAIL STORES-1.04%
Target Corp.                                                            20,000           756,800
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-2.52%
ALLTEL Corp.                                                            14,600           704,012
Verizon Communications, Inc.                                            28,900         1,140,105
                                                                                 ---------------
                                                                                       1,844,117
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELINE-1.18%
BellSouth Corp.                                                         32,500           865,475
                                                                                 ---------------

TOBACCO-1.98%
Altria Group, Inc.                                                      31,900         1,449,536
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-1.02%
Progress Energy, Inc.                                                   17,000           746,300
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $63,076,190)                                                                  68,267,549
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $63,076,190)                                                     93.44%       68,267,549
Other assets, less liabilities                                            6.56         4,793,395
                                                                        ------   ---------------
TOTAL NET ASSETS                                                        100.00%  $    73,060,944
                                                                        ======   ===============

+   Non-income producing security.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

[CHART]

Common Stock              97.36%
Cash                       0.41%
Short-Term Obligations     2.23%

                          NUMBER OF HOLDINGS
                --------------------------------------
                                 50

                                           PERCENT OF
TOP TEN HOLDINGS+                          PORTFOLIO++
------------------------------------------------------
Ryanair Holdings, PLC, ADR                        7.42%
Royal Bank of Scotland Group, PLC                 5.63%
UBS, AG                                           5.25%
Bayerische Motoren Werke (BMW), AG                4.53%
VNU, NV                                           3.91%
EMI Group, PLC                                    2.99%
Nissan Motor Company, Ltd.                        2.92%
Zurich Financial Services, AG                     2.85%
Molson, Inc.                                      2.60%
Samsung Electronics Company, Ltd.                 2.58%

+ Short-Term Obligations excluded.

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
United Kingdom                                   18.46%
Japan                                            11.46%
Switzerland                                      10.64%
Netherlands                                       8.86%
Ireland                                           7.42%
Germany                                           6.57%
United States                                     5.14%
France                                            4.61%
Brazil                                            4.00%
Spain                                             3.76%

++ Represents market value of investments plus cash.

FOREIGN SECURITIES ARE SUBJECT TO HIGHER RISKS THAN DOMESTIC ISSUES INCLUDING CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY AND DIFFERENCES IN ACCOUNTING METHODS.

                               PORTFOLIO MANAGER
                        Marsico Capital Management, LLC*

                               JAMES G. GENDELMAN

                      - Joined Marsico Capital Management, LLC in 2000
                      - Bachelor's degree from Michigan State University
                      - M.B.A. from University of Chicago

                        INVESTMENT OBJECTIVE AND STRATEGY
      Seeks long-term capital appreciation by primarily investing in equity securities of companies from countries outside of the United States.

                            NET ASSETS AS OF 06/30/03
                                   $27,112,381

* EFFECTIVE MAY 1, 2003, THE INTERNATIONAL EQUITY PORTFOLIO'S MANAGER CHANGED FROM LOMBARD ODIER INTERNATIONAL PORTFOLIO MANAGEMENT, LTD. TO MARSICO CAPITAL MANAGEMENT, LLC.

     Marsico Capital Management, LLC began managing the JPVF International Equity Portfolio on May 1, 2003. The Portfolio had a total return of 8.75% for the two-month period May 1 - June 30, 2003. For comparative purposes, the MSCI EAFE Index had a total return of 8.62% over the same time period.

     The Portfolio was positively impacted by investments in several sectors, most notably Consumer Discretionary and Energy. The Portfolio maintained substantial allocations to the Consumer Discretionary sector during the period, with media and automobile industries being the primary areas of emphasis. Media positions (e.g., VNU and JC Decaux) and auto manufacturers (e.g., Bayerische Motoren Werke and Nissan) were among the Portfolio's top performing positions. The Portfolio's investment results also were helped during the period by investments in Energy positions YUKOS, CNOOC, and Royal Dutch Petroleum.

     Investments in diversified financial services companies performed solidly overall, with UBS Ag and Daiwa Securities Group gaining 16% and 40%, respectively, during the period. In addition, the Portfolio's relatively underweighted investment posture in sectors such as Health Care, Materials, and Utilities contributed positively to relative investment results.

     "Blemishes" on performance during the two-month period spanned several areas in which Portfolio gains did not match benchmark gains. The Portfolio's banking positions, in particular, lagged that of the industry benchmark. Unibanco-Unaio de Brazil, Dah Sing Financial, and ABN AMRO Holding posted negative returns during the period they were held in the Portfolio. (Dah Sing Financial and ABN AMRO Holding were not held in the Portfolio as of June 30, 2003.) The Portfolio's stock selection in the Information Technology sector also detracted from performance.

     Country allocations, in aggregate, had a mildly negative effect on the Portfolio's performance during the period, while currency-related effects were immaterial. The Portfolio's country allocations are typically determined by default; they are usually a function of our stock selection process. However, at certain points in time country positions can exert a material effect on performance. The Portfolio's relatively overweighted allocation in Ireland (consisting entirely of a single holding: RyanAir) had an adverse affect on Portfolio performance relative to the industry benchmark.

     As of June 30, 2003 the Portfolio's largest sector-related allocations encompassed Financials, Consumer Discretionary, Information Technology, Telecommunications Services, and Industrials. The Portfolio's largest country-level allocations at the quarter's close were in the United Kingdom, Japan, Switzerland, Netherlands, Ireland, and Germany.

[CHART]

             INTERNATIONAL EQUITY PORTFOLIO AND THE MSCI EAFE INDEX
              Comparison of Change in Value of $10,000 Investment.

  INTERNATIONAL EQUITY PORTFOLIO                   MSCI EAFE INDEX

                       ACCOUNT                                   ACCOUNT
     DATE               VALUE                  DATE               VALUE
     ----               -----                  ----               -----
   01/01/98           $10,000                01/01/98           $10,000
   03/31/98            11,535                03/31/98            11,430
   06/30/98            11,604                06/30/98            11,510
   09/30/98            10,103                09/30/98             9,835
   12/31/98            12,166                12/31/98            11,823
   03/31/99            12,704                03/31/99            11,945
   06/30/99            13,091                06/30/99            12,206
   09/30/99            13,560                09/30/99            12,698
   12/31/99            16,124                12/31/99            14,810
   03/31/00            16,383                03/31/00            14,752
   06/30/00            15,112                06/30/00            14,125
   09/30/00            13,839                09/30/00            12,946
   12/31/00            12,304                12/31/00            12,558
   03/31/01            10,403                03/31/01            10,796
   06/30/01            10,612                06/30/01            10,615
   09/30/01             8,296                09/30/01             9,129
   12/31/01             9,477                12/31/01             9,765
   03/31/02             9,361                03/31/02             9,815
   06/30/02             8,881                06/30/02             9,607
   09/30/02             7,041                09/30/02             7,711
   12/31/02             7,317                12/31/02             8,209
   03/31/03             6,437                03/31/03             7,535
   06/30/03             7,664                06/30/03             8,987

   AVERAGE ANNUAL TOTAL RETURNS

                              MSCI
             INTERNATIONAL    EAFE
                EQUITY        INDEX
YTD              4.74%        9.47%
1 YEAR         -13.70%       -8.62%
5 YEAR          -7.96%       -5.59%
INCEPTION       -4.73%       -1.92%

                                 INCEPTION DATE
                                JANUARY 1, 1998

Commencement of operations January 1, 1998. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the International Equity Portfolio (the "Portfolio") at its inception with a similar investment in the MSCI EAFE Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The MSCI EAFE Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                     (UNAUDITED)
                                                      SIX MONTHS          YEAR ENDED         YEAR ENDED
                                                      ENDED JUNE           DECEMBER           DECEMBER
                                                       30, 2003            31, 2002          31, 2001
Net asset value, beginning of period                $          6.79    $          8.80    $         11.42

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                   0.06               0.09              (0.01)
Net gains and losses on securities
  (both realized and unrealized)                               0.25              (2.10)             (2.61)
                                                    ---------------    ---------------    ---------------

  Total from investment operations                             0.31              (2.01)             (2.62)

LESS DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.09)
Dividends in excess of net
  investment income
Distributions from capital gains
Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.09)              0.00               0.00

Net asset value, end of period                      $          7.01    $          6.79    $          8.80
                                                    ===============    ===============    ===============

Total Return (A)                                               4.74%            (22.79%)           (22.98%)

Ratios to Average Net Assets: (B)
  Expenses                                                     1.25%              1.19%              1.17%
  Net investment income                                        1.36%              0.49%              0.20%

Portfolio Turnover Rate                                      168.99%            141.40%             97.33%

Net Assets, At End of Period                        $    27,112,381    $    25,484,143    $    32,172,905


                                                       YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                        DECEMBER            DECEMBER          DECEMBER
                                                        31, 2000            31, 1999          31, 1998
Net asset value, beginning of period                $         16.07    $         12.12    $         10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                   0.02              (0.01)
Net gains and losses on securities
  (both realized and unrealized)                              (3.55)              3.96               2.16
                                                    ---------------    ---------------    ---------------

  Total from investment operations                            (3.53)              3.95               2.16

LESS DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Dividends in excess of net
  investment income
Distributions from capital gains                              (1.12)                                (0.04)
Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (1.12)              0.00              (0.04)

Net asset value, end of period                      $         11.42    $         16.07    $         12.12
                                                    ===============    ===============    ===============

Total Return (A)                                             (23.69%)            32.54%             21.66%

Ratios to Average Net Assets: (B)
  Expenses                                                     1.15%              1.25%              1.55%
  Net investment income                                       (0.08%)            (0.05%)             0.04%

Portfolio Turnover Rate                                      142.62%             71.98%             77.23%

Net Assets, At End of Period                        $    39,888,260    $    35,640,381    $    16,576,281

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--96.57%

AUSTRIA-1.47%
Erste Bank der oestereichischen Sparkassen, AG                           4,506   $       398,182
                                                                                 ---------------

BRAZIL-3.97%
Companhia de Bebidas das Americas, ADR                                  20,653           420,289
Tele Norte Leste Participacoes, SA, ADR                                 25,834           301,741
Uniao de Bancos Brasileiros, SA, ADR                                    20,600           353,496
                                                                                 ---------------
                                                                                       1,075,526
                                                                                 ---------------

CANADA-2.57%
Molson, Inc.                                                            26,006           698,380
                                                                                 ---------------

FINLAND-1.92%
Nokia Oyj                                                               31,697           521,974
                                                                                 ---------------

FRANCE-4.57%
Credit Agricole, SA                                                     13,669           259,786
France Telecom, SA                                                      24,164           592,723
JC Decaux, SA+                                                          30,919           387,020
                                                                                 ---------------
                                                                                       1,239,529
                                                                                 ---------------

GERMANY-6.51%
Bayerische Motoren Werke (BMW), AG                                      31,719         1,218,420
SAP, AG                                                                  4,674           547,483
                                                                                 ---------------
                                                                                       1,765,903
                                                                                 ---------------

HONG KONG-2.61%
Cathay Pacific Airways, Ltd.                                           201,000           270,643
CNOOC, Ltd., ADR                                                        14,759           438,342
                                                                                 ---------------
                                                                                         708,985
                                                                                 ---------------

HUNGARY-1.38%
OTP Bank Rt., ADR+                                                      19,373           372,930
                                                                                 ---------------

INDONESIA -0.16%
PT Bank Mandiri+^                                                      520,000            42,545
                                                                                 ---------------

IRELAND-7.36%
Ryanair Holdings, PLC, ADR+                                             44,414         1,994,191
                                                                                 ---------------

ITALY-0.53%
Banca Popolare di Bergamo-Credito Varesino Scrl                          6,226           142,923
                                                                                 ---------------

JAPAN-11.36%
Canon, Inc.                                                             11,000           504,768
Daiwa Securities Group, Inc.                                           100,000           574,641
Nippon Telegraph & Telephone Corp.                                          72           282,423
Nissan Motor Company, Ltd.                                              82,000           783,977
NTT DoCoMo, Inc.                                                           124           268,499
Sharp Corp.                                                             29,000           372,176
Toshiba Corp.                                                           85,000           292,359
                                                                                 ---------------
                                                                                       3,078,843
                                                                                 ---------------

MEXICO- 0.99%
Wal-Mart de Mexico, SA de CV, Series V                                  90,398           267,187
                                                                                 ---------------

NETHERLANDS-8.79%
KPN, NV+                                                                77,410           548,484
Royal Dutch Petroleum Co., ADR                                           8,583           400,139
Van der Moolen Holding, NV                                              27,403           381,716
VNU, NV                                                                 34,141         1,051,910
                                                                                 ---------------
                                                                                       2,382,249
                                                                                 ---------------

RUSSIA- 3.49%
Mobile Telesystems, ADR+                                                 5,600   $       330,400
YUKOS, ADR                                                              11,066           616,376
                                                                                 ---------------
                                                                                         946,776
                                                                                 ---------------

SOUTH KOREA-2.55%
Samsung Electronics Company, Ltd.                                        2,330           692,465
                                                                                 ---------------

SPAIN-3.73%
Banco Popular Espanol, SA                                                2,112           106,716
Corporacion Mapfre, SA                                                  36,357           388,287
Sogecable, SA+                                                          27,410           516,849
                                                                                 ---------------
                                                                                       1,011,852
                                                                                 ---------------

SWITZERLAND-10.56%
Roche Holding, AG                                                        8,729           684,722
UBS, AG                                                                 25,364         1,410,984
Zurich Financial Services, AG+                                           6,427           766,305
                                                                                 ---------------
                                                                                       2,862,011
                                                                                 ---------------

TAIWAN-0.92%
Taiwan Semiconductor Manufacturing
   Company, Ltd., ADR+                                                  24,691           248,885
                                                                                 ---------------

UNITED KINGDOM-18.25%
British Sky Broadcasting Group, PLC+                                    54,753           606,710
Diageo, PLC                                                             37,457           399,912
EMI Group, PLC                                                         398,939           803,145
HSBC Holdings, PLC                                                      55,928           660,799
Marconi Corporation, PLC+                                              293,335           297,691
Royal Bank of Scotland Group, PLC                                       53,948         1,513,393
Smiths Group, PLC                                                       23,771           275,759
Standard Chartered, PLC                                                 32,233           391,477
                                                                                 ---------------
                                                                                       4,948,886
                                                                                 ---------------

UNITED STATES-2.88%
NTL, Inc.+                                                              14,625           499,005
Wynn Resorts, Ltd.+                                                     15,997           282,987
                                                                                 ---------------
                                                                                         781,992
                                                                                 ---------------
TOTAL COMMON STOCK
  (Cost $24,073,210)                                                                  26,182,214
                                                                                 ---------------

                                                               PRINCIPAL VALUE
                                                               ---------------
SHORT-TERM OBLIGATIONS--2.21%
UNITED STATES-2.21%
Federal Home Loan Bank, 0.950%,
   due 07/01/03                                                $       600,000           600,000
                                                                                 ---------------

TOTAL SHORT-TERM OBLIGATIONS
   (Cost $600,000)                                                                       600,000
                                                                                 ---------------

TOTAL INVESTMENTS
   (Cost $24,673,210)                                                    98.78%       26,782,214
Other assets, less liabilities                                            1.22           330,167
                                                               ---------------   ---------------
TOTAL NET ASSETS                                                        100.00%  $    27,112,381
                                                               ===============   ===============

+   Non-income producing security.
^   Fair valued security (See Note B).

                       See notes to financial statements.

                            S&P 500 INDEX PORTFOLIO

[CHART]

Common Stock                      96.06%
S&P 500 Index Furtures             3.94%
(net of cash + cash equivalents)

                         NUMBER OF HOLDINGS
               ---------------------------------------
                               502

                                           PERCENT OF
TOP TEN HOLDINGS+                          PORTFOLIO++
------------------------------------------------------
General Electric Co.                              3.06%
Microsoft Corp.                                   2.94%
Pfizer, Inc.                                      2.88%
Exxon Mobil Corp.                                 2.56%
Wal-Mart Stores, Inc.                             2.51%
Citigroup, Inc.                                   2.36%
Johnson & Johnson                                 1.64%
American International
  Group, Inc.                                     1.54%
International Business
  Machines Corp.                                  1.52%
Intel Corp.                                       1.45%

+ S&P 500 Index Futures and Short-Term Obligations excluded.

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Banking                                           9.12%
Pharmaceutical                                    7.90%
Retail Stores                                     6.87%
Financial Services                                5.12%
Computer Equipment
  & Services                                      4.52%
Computer Software                                 4.37%
Oil & Gas - Integrated                            4.24%
Insurance                                         4.22%
Medical Products                                  3.51%
Diversified Operations                            3.06%

++  Represents market value of investments plus cash.

"S&P 500(R)" IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE BY JEFFERSON PILOT VARIABLE CORPORATION. ENSEMBLE, ALLEGIANCE, PILOT, AND ALPHA PRODUCTS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF PURCHASING ANY OF THESE PRODUCTS.

                               PORTFOLIO MANAGER
                          Barclays Global Fund Advisors

                        INVESTMENT OBJECTIVE AND STRATEGY

  Seeks to approximate, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P
  500 Index by primarily investing in the securities that make up the S&P 500
                                     Index.

                            NET ASSETS AS OF 06/30/03
                                  $185,684,214

     The JPVF S&P 500 Index Portfolio seeks investment performance that correlates, before fees and expenses, to the performance of the S&P 500 Index (the "Index"). For the six months ended June 30, 2003, the Index returned 11.76% and the Portfolio returned 11.57%.

     Underlying the market's performance during the first six months of the year was a seesaw pattern of declines and gains. Responding to impending war with Iraq, markets generally trended downward through mid-March. A spike in oil prices, increased geopolitical tension, and a poor economic climate contributed to investor wariness. At the onset of the invasion, equities rebounded, gaining strength when it appeared that the conflict would be brief. On March 21, the Dow Jones Industrial Average closed at 8,521, after gaining nearly 1,000 points in just seven trading days. As the war reached an end, markets responded positively, leading an upward march through the remainder of the reporting period.

     Although resolution of uncertainties surrounding the war helped stocks to rally, in many ways the economic picture remained cloudy. Unemployment continued to rise during the reporting period and some industries were still plagued with overcapacity. Spending on the consumer level remained healthy, although these spending levels failed to carry over into the business capital arena. In an effort to boost economic activity, the Federal Reserve Board cut short-term interest rates by 0.25% to 1.00%, the lowest level since the Eisenhower Administration.

     Within the Index, sector performance was positive. Information technology (16.19% of the Index as of June 30, 2003), utilities (3.03% of the Index as of June 30, 2003) and consumer discretionary (11.06% of the Index as of June 30,
2003) were the best performers, returning 17.76%, 17.55%, and 17.48%, respectively. Financials (20.46% of the Index as of June 30, 2003) gained 12.44%. Even the weakest performer, consumer staples (11.66% of the Index as of June 30, 2003) logged a positive return of 2.06%.

     Among the Index's ten largest holdings, performance was mixed. Intel (1.51% of the Index as of June 30, 2003) gained 33.97%. Citigroup (2.45% of the Index as of June 30, 2003) returned 22.96%, and General Electric (3.19% of the Index as of June 30, 2003) climbed 19.51%. Pfizer (3.00% of the Index as of June 30,
2003) returned 12.77%. The weakest performers among the ten largest holdings were American International Group (1.60% of the Index as of June 30, 2003) and Johnson & Johnson (1.71% of the Index as of June 30, 2003), which declined 4.45% and 2.94%, respectively.

[CHART]

                  S&P 500 INDEX PORTFOLIO AND THE S&P 500 INDEX
              Comparison of Change in Value of $10,000 Investment.

     S&P 500 INDEX PORTFOLIO                           S&P 500 INDEX

                      ACCOUNT                                       ACCOUNT
    DATE               VALUE                     DATE                VALUE
    ----               -----                     ----                -----
  05/01/00           $10,000                    05/01/00           $10,000
  06/30/00            10,029                    06/30/00            10,037
  09/30/00             9,926                    09/30/00             9,939
  12/31/00             9,145                    12/31/00             9,162
  03/31/01             8,053                    03/31/01             8,076
  06/30/01             8,518                    06/30/01             8,548
  09/30/01             7,261                    09/30/01             7,293
  12/31/01             8,031                    12/31/01             8,073
  03/31/02             8,046                    03/31/02             8,095
  06/30/02             6,960                    06/30/02             7,011
  09/30/02             5,758                    09/30/02             5,800
  12/31/02             6,237                    12/31/02             6,289
  03/31/03             6,036                    03/31/03             6,091
  06/30/03             6,959                    06/30/03             7,028

   AVERAGE ANNUAL TOTAL RETURNS

                S&P 500
                 INDEX       S&P 500
               PORTFOLIO      INDEX
YTD             11.57%       11.76%
1 YEAR          -0.01%        0.25%
INCEPTION      -10.83%      -10.55%

                                 INCEPTION DATE
                                  MAY 1, 2000

Commencement of operations May 1, 2000. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the S&P 500 Index Portfolio (the "Portfolio") at its inception with a similar investment in the S&P 500 Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The S&P 500 Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                                                                                   PERIOD FROM
                                                       (UNAUDITED)                                                 MAY 1, 2000
                                                       SIX MONTHS          YEAR ENDED           YEAR ENDED          THROUGH
                                                       ENDED JUNE           DECEMBER             DECEMBER           DECEMBER
                                                        30, 2003            31, 2002             31, 2001          31, 2000 (A)

Net asset value, beginning of period                 $          6.13     $          7.97     $          9.14     $         10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.05                0.08                0.08                0.06
  Net gains and losses on securities
   (both realized and unrealized)                               0.65               (1.84)              (1.19)              (0.92)
                                                     ---------------     ---------------     ---------------     ---------------

  Total from investment operations                              0.70               (1.76)              (1.11)              (0.86)

LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                         (0.08)              (0.08)              (0.06)
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                     ---------------     ---------------     ---------------     ---------------

  Total distributions                                          (0.08)              (0.08)              (0.06)               0.00

  Net asset value, end of period                     $          6.75     $          6.13     $          7.97     $          9.14
                                                     ===============     ===============     ===============     ===============

Total Return (B)                                               11.57%             (22.34%)            (12.18%)             (8.55%)

Ratios to Average Net Assets: (C)
  Expenses before reimbursement                                 0.36%               0.34%               0.35%               0.33%
  Expenses after reimbursement                                  0.28%               0.28%               0.28%               0.28%

  Net investment income before reimbursement                    1.42%               1.22%               1.03%               0.98%
  Net investment income after reimbursement                     1.49%               1.28%               1.09%               1.03%

Portfolio Turnover Rate                                         0.83%               2.86%               1.59%               5.26%

Net Assets, At End of Period                         $   185,684,214     $   165,873,051     $   189,046,310     $   175,931,207

(A) Per share data calculated from the initial offering date, May 1, 2000, for sale to Jefferson Pilot Financial separate accounts.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C) Jefferson Pilot Investment Advisory Corp. ("JPIA") has entered into an Expense Reimbursement Plan with the Portfolio. JPIA has agreed to maintain the operating expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) of the Portfolio at an annual rate of 0.28% of average daily net assets. Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--95.92%

ADVERTISING-0.22%
Interpublic Group of Companies, Inc., The++                              7,851   $       105,046
Monster Worldwide, Inc.+                                                 2,142            42,262
Omnicom Group, Inc.                                                      3,744           268,445
                                                                                 ---------------
                                                                                         415,753
                                                                                 ---------------

AEROSPACE & DEFENSE-1.67%
Boeing Co., The                                                         16,676           572,320
General Dynamics Corp.                                                   3,889           281,953
Goodrich Corp.                                                           2,240            47,040
Honeywell International, Inc.                                           16,985           456,047
Lockheed Martin Corp.                                                    8,886           422,707
Northrop Grumman Corp.                                                   3,626           312,888
Raytheon Co.                                                             8,195           269,124
Rockwell Collins, Inc.                                                   3,541            87,215
United Technologies Corp.                                                9,251           655,248
                                                                                 ---------------
                                                                                       3,104,542
                                                                                 ---------------

AGRICULTURAL OPERATIONS-0.15%
Archer-Daniels-Midland Co.++                                            12,701           163,462
Monsanto Co.                                                             5,264           113,913
                                                                                 ---------------
                                                                                         277,375
                                                                                 ---------------

AIRLINES-0.16%
Delta Air Lines, Inc.                                                    2,341            34,366
Southwest Airlines Co.                                                  15,414           265,121
                                                                                 ---------------
                                                                                         299,487
                                                                                 ---------------

APPLIANCES-0.07%
Maytag Corp.                                                             1,510            36,874
Whirlpool Corp.                                                          1,388            88,416
                                                                                 ---------------
                                                                                         125,290
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-0.26%
Cooper Tire & Rubber Co.                                                 1,354            23,817
Cummins, Inc.                                                              868            31,153
Dana Corp.                                                               2,833            32,749
Delphi Corp.++                                                          11,310            97,605
Genuine Parts Co.++                                                      3,501           112,067
Goodyear Tire & Rubber Co., The++                                        3,738            19,625
Johnson Controls, Inc.                                                   1,777           152,111
Visteon Corp.                                                            2,497            17,154
                                                                                 ---------------
                                                                                         486,281
                                                                                 ---------------

AUTOMOTIVE RENTALS-0.02%
Ryder System, Inc.++                                                     1,197            30,667
                                                                                 ---------------

BANKING-9.11%
AmSouth Bancorporation                                                   6,880           150,259
Bank of America Corp.                                                   29,675         2,345,215
Bank of New York Company, Inc., The                                     15,348           441,255
Bank One Corp.                                                          22,600           840,268
Charter One Financial, Inc.                                              4,403           137,286
Citigroup, Inc.                                                        102,023         4,366,584
Comerica, Inc.                                                           3,511           163,262
Fifth Third Bancorp                                                     11,354           651,038
First Tennessee National Corp.                                           2,543           111,663
FleetBoston Financial Corp.                                             20,824           618,681
Golden West Financial Corp.                                              3,047           243,790
Huntington Bancshares, Inc.                                              4,442            86,708
J.P. Morgan Chase & Co.++                                               40,216         1,374,583
KeyCorp                                                                  8,312           210,044
Mellon Financial Corp.                                                   8,548           237,207
North Fork Bancorporation, Inc.                                          3,137   $       106,846
Northern Trust Corp.                                                     4,325           180,742
Southtrust Corp.                                                         6,682           181,750
State Street Corp.                                                       6,606           260,276
SunTrust Banks, Inc.                                                     5,523           327,735
U.S. Bancorp                                                            38,131           934,210
Union Planters Corp.                                                     3,890           120,707
Wachovia Corp.                                                          26,624         1,063,895
Wells Fargo & Co.                                                       33,173         1,671,919
Zions Bancorporation                                                     1,777            89,934
                                                                                 ---------------
                                                                                      16,915,857
                                                                                 ---------------

BEVERAGES-2.71%
Adolph Coors Co., Class B                                                  754            36,931
Anheuser-Busch Companies, Inc.++                                        16,506           842,631
Brown-Forman Corp., Class B++                                            1,216            95,602
Coca-Cola Co., The                                                      48,794         2,264,530
Coca-Cola Enterprises, Inc.                                              8,953           162,497
Pepsi Bottling Group, Inc., The                                          5,422           108,548
PepsiCo, Inc.                                                           34,020         1,513,890
                                                                                 ---------------
                                                                                       5,024,629
                                                                                 ---------------
BROADCASTING-1.08%
Clear Channel Communications, Inc.+                                     12,161           515,505
Comcast Corp.+                                                          44,527         1,343,825
Univision Communications, Inc.+ ++                                       4,603           139,931
                                                                                 ---------------
                                                                                       1,999,261
                                                                                 ---------------

BUILDING CONSTRUCTION-0.12%
Centex Corp.                                                             1,256            97,704
KB HOME                                                                    917            56,836
Pulte Homes, Inc.                                                        1,237            76,273
                                                                                 ---------------
                                                                                         230,813
                                                                                 ---------------

BUILDING MATERIALS-0.11
American Standard Companies, Inc.+                                       1,400           103,502
Louisiana-Pacific Corp.+ ++                                              1,947            21,105
Vulcan Materials Co.                                                     2,059            76,327
                                                                                 ---------------
                                                                                         200,934
                                                                                 ---------------

CHEMICALS-1.33%
Air Products & Chemicals, Inc.                                           4,525           188,240
Ashland, Inc.                                                            1,408            43,197
Dow Chemical Co., The                                                   18,208           563,720
E.I. du Pont de Nemours & Co.                                           19,720           821,141
Eastman Chemical Co.                                                     1,507            47,727
Ecolab, Inc.++                                                           5,198           133,069
Engelhard Corp.                                                          2,471            61,207
Great Lakes Chemical Corp.++                                               916            18,686
Hercules, Inc.+                                                          2,034            20,137
PPG Industries, Inc.                                                     3,379           171,450
Praxair, Inc.                                                            3,221           193,582
Rohm & Haas Co.                                                          4,414           136,966
Sigma-Aldrich Corp.                                                      1,376            74,552
                                                                                 ---------------
                                                                                       2,473,674
                                                                                 ---------------
COMMERCIAL SERVICES-0.63%
Cendant Corp.+                                                          20,092           368,085
Cintas Corp.                                                             3,426           121,417
Concord EFS, Inc.+                                                       9,530           140,282
Convergys Corp.+ ++                                                      2,833            45,328
McDermott International, Inc.+                                           1,180             7,469

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

COMMERCIAL SERVICES-CONTINUED
Moody's Corp.                                                            2,965   $       156,285
Paychex, Inc.++                                                          7,491           219,561
Quintiles Transnational Corp.+                                           2,322            32,949
W.W. Grainger, Inc.                                                      1,831            85,618
                                                                                 ---------------
                                                                                       1,176,994
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-4.51%
Apple Computer, Inc.+                                                    7,211           137,874
Automatic Data Processing, Inc.                                         11,804           399,683
Computer Sciences Corp.+                                                 3,668           139,824
Comverse Technology, Inc.+                                               3,842            57,745
Dell Computer Corp.+                                                    50,858         1,625,422
Electronic Data Systems Corp.                                            9,559           205,041
EMC Corp.+                                                              43,177           452,063
First Data Corp.                                                        14,786           612,732
Fiserv, Inc.+                                                            3,880           138,167
Gateway, Inc.+                                                           6,204            22,645
Hewlett-Packard Co.                                                     60,494         1,288,522
International Business Machines Corp.                                   34,235         2,824,388
Lexmark International, Inc.+                                             2,536           179,473
NVIDIA Corp.+                                                            3,200            73,632
Parametric Technology Corp.+                                             5,044            15,384
SunGard Data Systems, Inc.+                                              5,660           146,651
Symbol Technologies, Inc.                                                4,697            61,108
                                                                                 ---------------
                                                                                       8,380,354
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-0.25%
Autodesk, Inc.                                                           2,153            34,792
NCR Corp.+                                                               1,861            47,679
Sun Microsystems, Inc.+                                                 64,067           294,708
Unisys Corp.+                                                            6,654            81,711
                                                                                 ---------------
                                                                                         458,890
                                                                                 ---------------

COMPUTER NETWORK-1.32%
Cisco Systems, Inc.+^                                                  139,044         2,320,644
Network Appliance, Inc.+ ++                                              6,618           107,278
Novell, Inc.+                                                            6,947            21,397
                                                                                 ---------------
                                                                                       2,449,319
                                                                                 ---------------

COMPUTER SOFTWARE-4.36%
Adobe Systems, Inc.                                                      4,547           145,822
BMC Software, Inc.+                                                      4,636            75,706
Citrix Systems, Inc.+                                                    3,196            65,071
Computer Associates International, Inc.                                 11,454           255,195
Compuware Corp.+                                                         7,784            44,914
Intuit, Inc.+                                                            4,095           182,350
Mercury Interactive Corp.+++                                             1,735            66,988
Microsoft Corp.                                                        212,769         5,449,014
Oracle Corp.+                                                          103,802         1,247,700
PeopleSoft, Inc.+                                                        6,262           110,149
Siebel Systems, Inc.+                                                    9,720            92,729
Symantec Corp.+                                                          2,927           128,378
VERITAS Software Corp.+                                                  8,213           235,467
                                                                                 ---------------
                                                                                       8,099,483
                                                                                 ---------------

COSMETICS & PERSONAL CARE-1.18%
Alberto-Culver Co., Class B++                                            1,131            57,794
Avon Products, Inc.                                                      4,626           287,737
Colgate-Palmolive Co.                                                   10,676           618,674
Gillette Co., The                                                       20,189           643,222
International Flavors & Fragrances, Inc.                                 1,853            59,166
Kimberly-Clark Corp.                                                    10,051           524,059
                                                                                 ---------------
                                                                                       2,190,652
                                                                                 ---------------

DELIVERY & FREIGHT SERVICES-0.77%
United Parcel Service, Inc., Class B                                    22,336   $     1,422,803
                                                                                 ---------------

DIVERSIFIED OPERATIONS-3.06%
General Electric Co.^                                                  198,072         5,680,695
                                                                                 ---------------

EDUCATIONAL SERVICES-0.12%
Apollo Group, Inc.+                                                      3,474           214,554
                                                                                 ---------------

ELECTRICAL EQUIPMENT-0.32%

American Power Conversion Corp.+                                         4,009            62,500
Emerson Electric Co.                                                     8,355           426,941
PerkinElmer, Inc.                                                        2,632            36,348
Thermo Electron Corp.+                                                   3,124            65,666
                                                                                 ---------------
                                                                                         591,455
                                                                                 ---------------

ELECTRONIC COMPONENTS-0.44%
Jabil Circuit, Inc.+                                                     4,013            88,687
Linear Technology Corp.                                                  6,226           200,539
Maxim Integrated Products, Inc.                                          6,425           219,671
Sanmina-SCI Corp.+                                                      10,028            63,277
Solectron Corp.+                                                        16,885            63,150
Thomas & Betts Corp.+                                                    1,066            15,404
Xilinx, Inc.+                                                            6,722           170,134
                                                                                 ---------------
                                                                                         820,862
                                                                                 ---------------

ELECTRONICS-0.19%
Agilent Technologies, Inc.+                                              9,322           182,245
Molex, Inc.++                                                            3,756           101,374
Teradyne, Inc.+ ++                                                       3,763            65,138
                                                                                 ---------------
                                                                                         348,757
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-2.91%
Advanced Micro Devices, Inc.+                                            7,127            45,684
Altera Corp.+                                                            7,695           126,198
Analog Devices, Inc.+                                                    7,247           252,341
Applied Materials, Inc.+                                                32,753           519,463
Applied Micro Circuits Corp.+                                            5,747            34,769
Intel Corp.                                                            129,448         2,690,447
KLA-Tencor Corp.+                                                        3,794           176,383
LSI Logic Corp.+                                                         7,680            54,374
Micron Technology, Inc.+ ++                                             12,166           141,491
Motorola, Inc.                                                          46,106           434,780
National Semiconductor Corp.+                                            3,656            72,096
Novellus Systems, Inc.+                                                  3,000           109,863
PMC-Sierra, Inc.+                                                        3,488            40,914
QLogic Corp.+                                                            1,897            91,682
Texas Instruments, Inc.                                                 34,330           604,208
                                                                                 ---------------
                                                                                       5,394,693
                                                                                 ---------------

ENGINEERING & CONSTRUCTION-0.03%
Fluor Corp.                                                              1,668            56,112
                                                                                 ---------------

ENTERTAINMENT & LEISURE-0.93%
Brunswick Corp.                                                          1,719            43,009
Carnival Corp.                                                          12,442           404,489
Electronic Arts, Inc.+                                                   2,911           215,385
Harrah's Entertainment, Inc.+                                            2,133            85,832
International Game Technology+                                           1,692           173,142
Walt Disney Co., The                                                    40,498           799,836
                                                                                 ---------------
                                                                                       1,721,693
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

ENVIRONMENTAL CONTROLS-0.21%
Allied Waste Industries, Inc.+                                           4,310   $        43,316
Waste Management, Inc.                                                  11,649           280,624
Waters Corp.+                                                            2,473            72,038
                                                                                 ---------------
                                                                                         395,978
                                                                                 ---------------

FINANCIAL SERVICES-5.11%
Ambac Financial Group, Inc.                                              2,120           140,450
American Express Co.                                                    25,670         1,073,263
BB&T Corp.                                                               9,357           320,945
Bear Stearns Companies, Inc., The                                        1,986           143,826
Capital One Financial Corp.                                              4,524           222,490
Charles Schwab Corp., The                                               26,938           271,804
Countrywide Financial Corp.                                              2,614           181,856
Deluxe Corp.                                                             1,057            47,354
Equifax, Inc.                                                            2,779            72,254
Federated Investors, Inc.                                                2,180            59,776
Franklin Resources, Inc.                                                 5,010           195,741
Goldman Sachs Group, Inc., The                                           9,289           777,954
H&R Block, Inc.                                                          3,512           151,894
Janus Capital Group, Inc.                                                4,853            79,589
John Hancock Financial Services, Inc.                                    5,679           174,516
Lehman Brothers Holdings, Inc.                                           4,820           320,434
Marshall & Ilsley Corp.                                                  4,552           139,200
MBIA, Inc.                                                               2,817           137,329
MBNA Corp.                                                              25,367           528,648
Merrill Lynch & Company, Inc.                                           18,481           862,693
MGIC Investment Corp.                                                    1,921            89,595
Morgan Stanley                                                          21,594           923,144
National City Corp.                                                     12,145           397,263
PNC Financial Services Group                                             5,644           275,484
Providian Financial Corp.+                                               5,941            55,014
Prudential Financial, Inc.                                              10,844           364,901
Regions Financial Corp.                                                  4,454           150,456
SLM Corp.                                                                8,922           349,475
Synovus Financial Corp.++                                                5,939           127,689
T. Rowe Price Group, Inc.                                                2,469            93,205
Washington Mutual, Inc.                                                 18,404           760,085
                                                                                 ---------------
                                                                                       9,488,327
                                                                                 ---------------

FOOD PRODUCTS-1.03%
Campbell Soup Co.                                                        8,176           200,312
General Mills, Inc.                                                      7,325           347,278
H.J. Heinz Co.                                                           6,993           230,629
Hershey Foods Corp.                                                      2,575           179,375
Kellogg Co.++                                                            8,007           275,201
McCormick & Company, Inc.                                                2,692            73,222
Sara Lee Corp.                                                          15,312           288,019
SUPERVALU, Inc.                                                          2,733            58,268
Wm. Wrigley Jr. Co.                                                      4,478           251,798
                                                                                 ---------------
                                                                                       1,904,102
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.80%
ConAgra Foods, Inc.                                                     10,682           252,095
Darden Restaurants, Inc.                                                 3,406            64,646
McDonald's Corp.                                                        25,205           556,022
Sysco Corp.                                                             12,819           385,083
Wendy's International, Inc.                                              2,310            66,921
Yum! Brands, Inc.+                                                       5,735           169,527
                                                                                 ---------------
                                                                                       1,494,294
                                                                                 ---------------

FOREST PRODUCTS & PAPER-0.51%
Boise Cascade Corp.                                                      1,124   $        26,864
Georgia-Pacific Group                                                    5,065            95,982
International Paper Co.                                                  9,509           339,757
MeadWestvaco Corp.                                                       4,044            99,887
Plum Creek Timber Company, Inc.                                          3,696            95,911
Temple-Inland, Inc.                                                      1,111            47,673
Weyerhaeuser Co.                                                         4,357           235,278
                                                                                 ---------------
                                                                                         941,352
                                                                                 ---------------

GOVERNMENT AGENCY-1.08%
Fannie Mae                                                              19,399         1,308,269
Freddie Mac                                                             13,592           690,066
                                                                                 ---------------
                                                                                       1,998,335
                                                                                 ---------------

HEALTHCARE-1.33%
Bausch & Lomb, Inc.                                                      1,103            41,363
Cardinal Health, Inc.                                                    8,823           567,319
HCA, Inc.++                                                             10,087           323,187
Health Management Associates, Inc.                                       4,741            87,471
Humana, Inc.+                                                            3,274            49,437
IMS Health, Inc.                                                         4,920            88,511
Manor Care, Inc.+                                                        1,714            42,867
McKesson Corp.                                                           5,689           203,325
Quest Diagnostics, Inc.+                                                 2,116           135,001
Tenet Healthcare Corp.+                                                  9,140           106,481
UnitedHealth Group, Inc.                                                11,713           588,578
WellPoint Health Networks, Inc.+                                         2,864           241,435
                                                                                 ---------------
                                                                                       2,474,975
                                                                                 ---------------

HOLDING COMPANIES-0.09%
Loews Corp.                                                              3,673           173,696
                                                                                 ---------------

HOME FURNISHINGS-0.25%
Leggett & Platt, Inc.++                                                  3,763            77,142
Masco Corp.++                                                            9,373           223,546
Newell Rubbermaid, Inc.++                                                5,499           153,972
                                                                                 ---------------
                                                                                         454,660
                                                                                 ---------------

HOUSEHOLD PRODUCTS-1.33%
Clorox Co., The                                                          4,253           181,390
Proctor & Gamble Co., The                                               25,686         2,290,677
                                                                                 ---------------
                                                                                       2,472,067
                                                                                 ---------------
HUMAN RESOURCES-0.03%
Robert Half International, Inc.+ ++                                      3,408            64,548
                                                                                 ---------------
INSURANCE-4.21%
Ace, Ltd.                                                                5,239           179,645
Aetna, Inc.                                                              3,004           180,841
AFLAC, Inc.                                                             10,119           311,159
Allstate Corp., The                                                     13,950           497,318
American International Group, Inc.                                      51,740         2,855,013
Anthem, Inc.+                                                            2,719           209,771
Aon Corp.                                                                6,190           149,055
Chubb Corp., The                                                         3,640           218,400
CIGNA Corp.                                                              2,817           132,230
Cincinnati Financial Corp.                                               3,234           119,949
Hartford Financial Services Group, Inc., The                             5,533           278,642
Jefferson-Pilot Corp.                                                    2,774           115,010
Lincoln National Corp.                                                   3,469           123,600
Marsh & McLennan Companies, Inc.                                        10,581           540,372
MetLife, Inc.                                                           15,040           425,933

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

INSURANCE-CONTINUED
Principal Financial Group, Inc., The                                     6,435   $       207,529
Progressive Corp., The                                                   4,339           317,181
SAFECO Corp.                                                             2,768            97,655
St. Paul Companies, Inc., The                                            4,518           164,952
Torchmark Corp.                                                          2,254            83,962
Travelers Property Casualty Corp., Class B                              19,994           315,305
UnumProvident Corp.                                                      5,570            74,694
XL Capital, Ltd.++                                                       2,705           224,515
                                                                                 ---------------
                                                                                       7,822,731
                                                                                 ---------------
INTERNET SERVICES-0.21%
Yahoo!, Inc.+                                                           12,015           393,611
                                                                                 ---------------

LODGING-0.21%
Hilton Hotels Corp.                                                      7,541            96,449
Marriott International, Inc.                                             4,629           177,846
Starwood Hotels & Resorts Worldwide, Inc.                                4,040           115,504
                                                                                 ---------------
                                                                                         389,799
                                                                                 ---------------

MACHINERY-0.49%
Black & Decker Corp., The                                                1,495            64,958
Caterpillar, Inc.                                                        6,836           380,492
Deere & Co.                                                              4,764           217,715
Ingersoll-Rand Co.                                                       3,396           160,699
Snap-on, Inc.                                                            1,212            35,184
Stanley Works, The++                                                     1,653            45,623
                                                                                 ---------------
                                                                                         904,671
                                                                                 ---------------

MANUFACTURING-1.89%
3M Co.                                                                   7,733           997,402
Cooper Industries, Ltd.                                                  1,894            78,222
Corning, Inc.+                                                          25,168           185,992
Crane Co.                                                                1,115            25,232
Danaher Corp.++                                                          3,034           206,464
Dover Corp.++                                                            4,071           121,967
Eaton Corp.                                                              1,471           115,635
Fortune Brands, Inc.                                                     2,870           149,814
Illinois Tool Works, Inc.                                                6,104           401,948
ITT Industries, Inc.                                                     1,838           120,315
Pall Corp.                                                               2,513            56,543
Parker-Hannifin Corp.                                                    2,366            99,348
Rockwell Automation, Inc.                                                3,749            89,376
Textron, Inc.                                                            2,659           103,754
Tyco International, Ltd.                                                39,601           751,627
                                                                                 ---------------
                                                                                       3,503,639
                                                                                 ---------------

MEDICAL - BIOTECHNOLOGY-1.20%
Amgen, Inc.+                                                            24,942         1,657,146
Applera Corporation - Applied Biosystems Group                           4,230            80,497
Biogen, Inc.+                                                            2,903           110,314
Chiron Corp.+                                                            3,734           163,250
Genzyme Corp.+                                                           4,279           178,862
Millipore Corp.+ ++                                                        953            42,285
                                                                                 ---------------
                                                                                       2,232,354
                                                                                 ---------------

MEDICAL PRODUCTS -3.50%
AmerisourceBergen Corp.                                                  2,203           152,778
Baxter International, Inc.                                              11,915           309,790
Becton, Dickinson & Co.++                                                5,095           197,941
Biomet, Inc.++                                                           5,054           144,848
Boston Scientific Corp.+                                                 8,160   $       498,576
C. R. Bard, Inc.                                                         1,040            74,162
Guidant Corp.                                                            6,105           271,001
Johnson & Johnson                                                       58,827         3,041,356
Medtronic, Inc.                                                         24,167         1,159,291
St. Jude Medical, Inc.+                                                  3,539           203,493
Stryker Corp.                                                            3,935           272,971
Zimmer Holdings, Inc.+ ++                                                3,884           174,974
                                                                                 ---------------
                                                                                       6,501,181
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.34%
Alcoa, Inc.                                                             16,779           427,865
Allegheny Technologies, Inc.                                             1,573            10,382
Nucor Corp.                                                              1,521            74,301
Phelps Dodge Corp.+ ++                                                   1,793            68,744
United States Steel Corp.                                                2,150            35,196
Worthington Industries, Inc.                                             1,592            21,333
                                                                                 ---------------
                                                                                         637,821
                                                                                 ---------------

MINING & METALS - PRECIOUS-0.18%
Freeport-McMoRan Copper & Gold, Inc.                                     2,954           72,373
Newmont Mining Corp.++                                                   7,996           259,550
                                                                                 ---------------
                                                                                         331,923
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING-0.67%
Ford Motor Co.                                                          36,126           397,024
General Motors Corp.                                                    11,128           400,608
Harley-Davidson, Inc.++                                                  6,020           239,957
Navistar International Corp.+                                            1,346            43,920
PACCAR, Inc.                                                             2,330           157,415
                                                                                 ---------------
                                                                                       1,238,924
                                                                                 ---------------

MULTIMEDIA-1.94%
AOL Time Warner, Inc.+                                                  89,211         1,435,405
Gannett Company, Inc.                                                    5,307           407,631
McGraw-Hill Companies, Inc., The                                         3,752           232,624
Viacom, Inc., Class B+                                                  34,771         1,518,102
                                                                                 ---------------
                                                                                       3,593,762
                                                                                 ---------------

OFFICE EQUIPMENT-0.26%
Avery Dennison Corp.                                                     2,192           110,038
Pitney Bowes, Inc.                                                       4,597           176,571
Tektronix, Inc.+                                                         1,726            37,282
Xerox Corp.+++                                                          14,681           155,472
                                                                                 ---------------
                                                                                         479,363
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-0.27%
Burlington Resources, Inc.                                               3,945           213,306
Kinder Morgan, Inc.                                                      2,453           134,056
Nicor, Inc.++                                                              919            34,104
Sempra Energy                                                            4,175           119,113
                                                                                 ---------------
                                                                                         500,579
                                                                                 ---------------

OIL & GAS - INTEGRATED-4.24%
Amerada Hess Corp.                                                       1,820            89,508
Chevron Texaco Corp.                                                    21,163         1,527,969
ConocoPhillips                                                          13,421           735,471
El Paso Corp.++                                                         11,671            94,302
Exxon Mobil Corp.                                                      132,365         4,753,227
Marathon Oil Corp.                                                       6,074           160,050
Nabors Industries, Ltd.+                                                 2,932           115,961

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

OIL & GAS - INTEGRATED-CONTINUED
Occidental Petroleum Corp.                                               7,518   $       252,229
Sunoco, Inc.                                                             1,531            57,780
Williams Companies, Inc., The                                           10,480            82,792
                                                                                 ---------------
                                                                                       7,869,289
                                                                                 ---------------

OIL & GAS PRODUCERS-0.61%
Anadarko Petroleum Corp.                                                 4,947           219,993
Apache Corp.                                                             3,183           207,086
Devon Energy Corp.                                                       4,555           243,237
EOG Resources, Inc.                                                      2,227            93,178
Kerr-McGee Corp.                                                         2,039            91,347
Noble Corp.+                                                             2,702            92,679
Rowan Companies, Inc.+ ++                                                1,833            41,059
Unocal Corp.                                                             5,177           148,528
                                                                                 ---------------
                                                                                       1,137,107
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-0.68%
Baker Hughes, Inc.                                                       6,707           225,154
BJ Services Co.+                                                         3,157           117,946
Dynegy, Inc.+                                                            7,828            32,878
Halliburton Co.                                                          8,694           199,962
Schlumberger, Ltd.                                                      11,554           549,624
Transocean, Inc.+                                                        6,373           140,015
                                                                                 ---------------
                                                                                       1,265,579
                                                                                 ---------------

PACKAGING & CONTAINERS-0.14%
Ball Corp.                                                               1,099            50,015
Bemis Company, Inc.                                                      1,091            51,059
Pactiv Corp.+                                                            3,080            60,707
Sealed Air Corp.+                                                        1,634            77,876
Tupperware Corp.                                                         1,165            16,729
                                                                                 ---------------
                                                                                         256,386
                                                                                 ---------------

PHARMACEUTICAL-7.88%
Abbott Laboratories                                                     30,905         1,352,403
Allergan, Inc.                                                           2,578           198,764
Bristol-Myers Squibb Co.                                                38,397         1,042,479
Eli Lilly & Co.                                                         22,259         1,535,203
Forest Laboratories, Inc.+                                               7,207           394,583
King Pharmaceuticals, Inc.+                                              4,734            69,874
MedImmune, Inc.+ ++                                                      5,013           182,323
Merck & Company, Inc.                                                   44,424         2,689,873
Pfizer, Inc.                                                           156,462         5,343,177
Schering-Plough Corp.                                                   29,098           541,223
Watson Pharmaceuticals, Inc.+                                            2,166            87,441
Wyeth                                                                   26,364         1,200,880
                                                                                 ---------------
                                                                                      14,638,223
                                                                                 ---------------

PHOTO EQUIPMENT-0.08%
Eastman Kodak Co.++                                                      5,616           153,598
                                                                                 ---------------

PUBLISHING & PRINTING-0.40%
American Greetings Corp.+                                                1,410            27,692
Dow Jones & Company, Inc.                                                1,574            67,729
Knight-Ridder, Inc.                                                      1,593           109,805
Meredith Corp.++                                                         1,029            45,276
New York Times Co., The                                                  2,949           134,180
R.R. Donnelley & Sons Co.                                                2,227            58,214
Tribune Co.                                                              6,163           297,673
                                                                                 ---------------
                                                                                         740,569
                                                                                 ---------------
RAILROAD-0.19%
Burlington Northern Sante Fe Corp.                                       7,434   $       211,423
Norfolk Southern Corp.                                                   7,761           149,011
                                                                                 ---------------
                                                                                         360,434
                                                                                 ---------------

REAL ESTATE-0.31%
Apartment Investment & Management Co.                                    1,912            66,155
Equity Office Properties Trust                                           7,914           213,757
Equity Residential                                                       5,473           142,024
Simon Property Group, Inc.                                               3,793           148,041
                                                                                 ---------------
                                                                                         569,977
                                                                                 ---------------

RETAIL - INTERNET-0.35%
eBay, Inc.+ ++                                                           6,277           653,938
                                                                                 ---------------

RETAIL STORES-6.86%
Albertson's, Inc.                                                        7,178           137,818
AutoNation, Inc.+                                                        5,461            85,847
AutoZone, Inc.+                                                          1,750           132,948
Bed Bath & Beyond, Inc.+                                                 5,852           227,116
Best Buy Company, Inc.+                                                  6,406           281,352
Big Lots, Inc.+                                                          2,216            33,329
Circuit City Stores - Circuit City Group                                 3,946            34,725
Costco Wholesale Corp.+ ++                                               9,059           331,559
CVS Corp.++                                                              7,823           219,279
Dillards, Inc.                                                           1,642            22,118
Dollar General Corp.++                                                   6,708           122,488
Family Dollar Stores, Inc.                                               3,458           131,923
Federated Department Stores, Inc.+                                       3,664           135,018
Gap, Inc., The                                                          17,573           329,669
Home Depot, Inc., The                                                   45,494         1,506,761
J.C. Penney Company, Inc.                                                5,367            90,434
Kohl's Corp.+                                                            6,694           343,938
Kroger Co., The+                                                        14,847           247,648
Limited Brands                                                          10,232           158,596
Lowe's Companies, Inc.++                                                15,487           665,167
May Department Stores Co., The                                           5,709           127,082
Nordstrom, Inc.++                                                        2,598            50,713
Office Depot, Inc.+                                                      6,243            90,586
RadioShack Corp.                                                         3,269            86,007
Safeway, Inc.+                                                           8,788           179,802
Sears, Roebuck & Co.                                                     6,035           203,017
Sherwin-Williams Co., The                                                2,946            79,188
Staples, Inc.+                                                           9,749           178,894
Starbucks Corp.+                                                         7,718           189,245
Target Corp.                                                            18,029           682,217
Tiffany & Co.                                                            2,849            93,105
TJX Companies, Inc., The++                                              10,025           188,871
Toys "R" Us, Inc.+                                                       4,366            52,916
Walgreen Co.                                                            20,326           611,813
Wal-Mart Stores, Inc.                                                   86,776         4,657,268
Winn-Dixie Stores, Inc.++                                                2,664            32,794
                                                                                 ---------------
                                                                                      12,741,251
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

TELECOMMUNICATIONS -
EQUIPMENT & SERVICES-0.67%
ADC Telecommunications, Inc.+                                           16,618   $        38,687
Andrew Corp.+                                                            2,137            19,660
Avaya, Inc.+                                                             7,819            50,511
Broadcom Corp.+                                                          5,532           137,802
CIENA Corp.+                                                             9,687            50,276
JDS Uniphase Corp.+                                                     28,824           101,172
Lucent Technologies, Inc.+                                              82,811           168,106
QUALCOMM, Inc.                                                          15,646           559,345
Scientific-Atlanta, Inc.                                                 2,956            70,471
Tellabs, Inc.+                                                           8,415            55,287
                                                                                 ---------------
                                                                                       1,251,317
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-2.61%
ALLTEL Corp.                                                             6,182           298,096
AT&T Corp.                                                              15,678           301,802
Qwest Communications International, Inc.+                               33,839           161,750
SBC Communications, Inc.                                                65,936         1,684,665
Sprint Corporation - Fon Group                                          17,803           256,363
Verizon Communications, Inc.                                            54,476         2,149,078
                                                                                 ---------------
                                                                                       4,851,754
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-0.50%
AT&T Wireless Services, Inc.+                                           53,801           441,706
Nextel Communications, Inc.+                                            20,331           367,584
Sprint Corporation - PCS Group+                                         20,480           117,760
                                                                                 ---------------
                                                                                         927,050
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELINE-0.62%
BellSouth Corp.                                                         36,544           973,167
CenturyTel, Inc.                                                         2,863            99,776
Citizens Communications Co.+                                             5,758            74,221
                                                                                 ---------------
                                                                                       1,147,164
                                                                                 ---------------

TEXTILES & APPAREL-0.29%
Jones Apparel Group, Inc.+                                               2,475            72,419
Liz Claiborne, Inc.                                                      2,152            75,858
Nike, Inc., Class B                                                      5,201           278,201
Reebok International, Ltd.+                                              1,155            38,843
V.F. Corp.                                                               2,130            72,356
                                                                                 ---------------
                                                                                         537,677
                                                                                 ---------------

TOBACCO-1.08%
Altria Group, Inc.                                                      40,100         1,822,144
R.J. Reynolds Tobacco Holdings, Inc.                                     1,622           60,355
UST, Inc.                                                                3,366           117,911
                                                                                 ---------------
                                                                                       2,000,410
                                                                                 ---------------

TOYS-0.12%
Hasbro, Inc.                                                             3,541            61,932
Mattel, Inc.                                                             8,707           164,736
                                                                                 ---------------
                                                                                         226,668
                                                                                 ---------------
TRANSPORTATION-0.42%
CSX Corp.                                                                4,177           125,686
FedEx Corp.                                                              5,929           367,776
Union Pacific Corp.                                                      5,045           292,711
                                                                                 ---------------
                                                                                         786,173
                                                                                 ---------------

TRAVEL SERVICES-0.04%
Sabre Holdings Corp.                                                     2,911   $        71,756
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-2.66%
AES Corp., The+                                                         11,888            75,489
Allegheny Energy, Inc.++                                                 2,373            20,052
Ameren Corp.                                                             3,178           140,150
American Electric Power Company, Inc.                                    7,890           235,359
Calpine Corp.+ ++                                                        7,830            51,678
CenterPoint Energy, Inc.                                                 6,261            51,027
Cinergy Corp.                                                            3,538           130,163
CMS Energy Corp.                                                         3,078            24,932
Consolidated Edison, Inc.                                                4,468           193,375
Constellation Energy Group                                               3,331           114,253
Dominion Resources, Inc.                                                 6,189           397,767
DTE Energy Co.                                                           3,343           129,174
Duke Energy Corp.                                                       17,954           358,182
Edison International+                                                    6,571           107,962
Entergy Corp.                                                            4,510           238,038
Exelon Corp.                                                             6,417           383,801
FirstEnergy Corp.                                                        5,928           227,932
FPL Group, Inc.                                                          3,632           242,799
KeySpan Corp.                                                            3,131           110,994
Mirant Corp.+ ++                                                         7,720            22,388
NiSource, Inc.                                                           5,297           100,643
Peoples Energy Corp.                                                       756            32,425
PG&E Corp.+                                                              8,153           172,436
Pinnacle West Capital Corp.                                              1,824            68,309
Power-One, Inc.+                                                         1,525            10,904
PPL Corp.                                                                3,383           145,469
Progress Energy, Inc.                                                    4,812           211,247
Public Service Enterprise Group, Inc.                                    4,435           187,379
Southern Co., The                                                       14,366           447,645
TECO Energy, Inc.++                                                      3,371            40,418
TXU Corp.                                                                6,472           145,296
Xcel Energy, Inc.                                                        7,950           119,568
                                                                                 ---------------
                                                                                       4,937,254
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $236,119,710)                                                                178,108,145
                                                                                 ---------------

                                                               PRINCIPAL VALUE
                                                               ---------------
  SHORT-TERM OBLIGATIONS--0.27%
U.S. TREASURY BILLS,
  BONDS, AND NOTES-0.27%
U.S. Treasury Bill, 1.150%, due 09/25/03^                      $       500,000           498,975
                                                                                 ---------------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $499,073)                                                                        498,975
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $236,618,783)                                                    96.19%      178,607,120
Other assets, less liabilities                                            3.81         7,077,094
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $   185,684,214
                                                               ===============   ===============

+   Non-income producing security.
++  All or a portion of this security is on loan (See Note B).
^ Security or a portion of the security pledged to cover the margin and collateral requirements for futures contracts (Note B). At the end of the period, the aggregate market value of the securities pledged was $2,743,975. The underlying face amount, at market value, of open futures contracts was $7,299,750 at June 30, 2003.

                       See notes to financial statements.

                      [This page intentionally left blank]

                          WORLD GROWTH STOCK PORTFOLIO

[CHART]

Common Stock               96.54%
Preferred Stock             1.33%
Cash                        2.13%

                           NUMBER OF HOLDINGS
                 ---------------------------------------
                                  107

                                            PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Mylan Laboratories, Inc.                          2.12%
Occidental Petroleum Corp.                        1.91%
E.On, AG                                          1.79%
BCE, Inc.                                         1.77%
Abbott Laboratories                               1.77%
Samsung Electronics
  Company, Ltd.                                   1.76%
Telefonos de Mexico,
  SA de CV, ADR                                   1.67%
Waste Management, Inc.                            1.65%
Dun & Bradstreet Corp., The                       1.65%
ENI, SPA                                          1.60%

                                            PERCENT OF
TOP TEN COUNTRIES                          PORTFOLIO++
------------------------------------------------------
United States                                    28.86%
United Kingdom                                   13.92%
Germany                                           8.03%
Japan                                             5.50%
France                                            5.15%
Italy                                             4.01%
Bermuda                                           3.69%
Netherlands                                       3.29%
Hong Kong                                         3.28%
Sweden                                            2.89%

 ++  Represents market value of investments plus cash.

FOREIGN SECURITIES ARE SUBJECT TO HIGHER RISKS THAN DOMESTIC ISSUES INCLUDING CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY AND DIFFERENCES IN ACCOUNTING METHODS.

                                PORTFOLIO MANAGER
                        Templeton Investment Counsel, LLC

                             CINDY L. SWEETING, CFA
                            EXECUTIVE VICE PRESIDENT
         - Joined Templeton Investment Counsel, LLC in 1997
         - B.S. from Georgetown University
         - 19 years of investment experience
         - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY
       Seeks long-term capital growth by primarily investing in stocks of companies organized in the United States or any foreign nation.

                            NET ASSETS AS OF 06/30/03
                                   $97,669,609

     The first half of 2003 was marked by a continuation of volatility in global equity markets. After a pervasive and sharp first quarter sell-off, the second quarter provided the largest three-month gain since 1998. The end of the war in Iraq and renewed optimism about an economic recovery were the primary drivers of stock prices, which continued climbing sharply as the first half drew to a close. After the worries of the first three months of the year, investors switched gears and downplayed weak production and employment numbers in the United States and sluggish growth predictions for the Euro zone, choosing to focus instead on stronger than expected corporate earnings releases and optimism for second half profitability. The markets were also supported by further reductions in interest rates by the Federal Reserve Board and the European Central Bank.

     All sectors within the JPVF World Growth Portfolio had a positive impact on performance during the second quarter. Our holdings in the industrial and materials sectors, which had detracted from Portfolio performance in the first quarter of the year, produced strong absolute returns that outperformed the Portfolio's benchmark. The better returns can be attributed to investor expectations that an economic rebound would improve both the extremely low valuations accorded to the stocks as well as their earnings and cash flow prospects. The global economic outlook and supply/demand dynamics, and hence the intermediate term outlook for the commodity pricing cycle, appears to be firming and prices of base metals such as copper, nickel and iron ore have increased over the past few months. Should this cyclical trend be sustained, it would have further positive implications for our holdings.

     Within the financial sector, a strong rebound occurred among insurance stocks. In prior quarters these companies, particularly European insurers, had been penalized severely due to the negative effect of declining equity markets on the insurers' investment portfolios and capital bases. With stock prices moving higher, insurance stocks responded accordingly, contributing positively to the Portfolio's performance.

     The strong stock market performance virtually covered the globe, with most local market indexes posting double-digit gains for the second quarter. In Asia, the markets were relieved that the Severe Acute Respiratory Syndrome (SARS) virus appeared to have been contained. Despite fears of non-containment, disruption in the travel industry, and negative implications for short-term growth and corporate profitability, the SARS epidemic did not cripple stock markets in this region. China, Taiwan and Hong Kong, the most affected countries, posted strong returns. Emerging markets in Asia and Latin America also generally performed well during the first half. Growth prospects and low valuations can explain much of these markets' attractiveness for foreign investors. The Portfolio benefited from its emerging markets exposure through holdings in Chile, China, India, Israel, Mexico and South Korea.

     Regarding the developed markets, there has been much speculation that Japan has finally turned the corner and that Japanese equities are about to emerge from their decade plus slump. While we are encouraged by some recent moves to address Japan's serious macroeconomic problems, we feel that much more needs to be done in order to correct the structural imbalances in the economy. Also, while we have identified and currently hold a number of what we consider to be undervalued Japanese stocks in the Portfolio, the majority of Japanese companies have not implemented sufficiently aggressive cost reduction and restructuring programs to improve their earnings and return on equity. Simply put, a broad valuation case cannot currently be made for Japanese equities.

     Over the past several months the euro has staged an impressive rally versus the US dollar, regaining the level it had at its inception in January 1999 before pulling back to around the $1.15 level, as of June 30, 2003. Given this appreciation and some significant changes in macroeconomic and other variables, we do not expect the euro to rise appreciably against the greenback from current levels. We believe that relative GDP growth should switch back in favor of the U.S. (much as it was in the mid-to-late-1990s) and the interest rate differential between the U.S. and Europe should continue to narrow as the ECB brings European interest rates down closer to where U.S. rates are today. While both of these trends should prevent the Euro from making further outsized gains vs. the dollar, the large, persistent U.S. budgetary and trade deficits will likely be sufficient to keep the dollar from staging a sustained recovery.

     Global stock markets ended the first half on a strong note, primarily in anticipation of a global economic recovery in the second half of 2003. Although recent data has been somewhat mixed, on balance we see a modest strengthening trend emerging. Monetary and fiscal policy remain expansionary around the world, the stimulus of tax reform in the U.S. and Europe will kick in shortly, commodity prices have improved, and, importantly, consumer sentiment indicators have improved in the U.S., U.K., Germany and Sweden, as has small-business-sentiment in Japan. While we do not expect a robust recovery, modest global GDP growth coupled with continued low inflation and interest rates and, hopefully, a more subdued geopolitical climate, could underpin global share prices. At Templeton, we have always refrained from making investment decisions based on short-term economic forecasts, momentum or market timing. We will continue to make investment decisions with a fundamental approach and a patient, long-term perspective.

[CHART]

              WORLD GROWTH STOCK PORTFOLIO AND THE MSCI WORLD INDEX Comparison of Change in Value of $10,000 Investment.

        WORLD GROWTH STOCK PORTFOLIO                     MSCI WORLD INDEX

                          ACCOUNT                                         ACCOUNT
        DATE               VALUE                       DATE                VALUE
        ----               -----                       ----                -----
      08/01/85             $10,000                   08/01/85             $10,000
      09/30/85               9,112                   09/30/85              10,137
      12/31/85              10,526                   12/31/85              11,822
      03/31/86              12,932                   03/31/86              14,371
      06/30/86              12,715                   06/30/86              15,328
      09/30/86              12,765                   09/30/86              16,146
      12/31/86              13,449                   12/31/86              16,882
      03/31/87              14,918                   03/31/87              20,707
      06/30/87              14,999                   06/30/87              21,951
      09/30/87              16,167                   09/30/87              23,311
      12/31/87              12,408                   12/31/87              19,712
      03/31/88              13,855                   03/31/88              22,022
      06/30/88              14,352                   06/30/88              21,836
      09/30/88              14,141                   09/30/88              21,928
      12/31/88              14,034                   12/31/88              24,433
      03/31/89              15,373                   03/31/89              25,008
      06/30/89              15,862                   06/30/89              24,689
      09/30/89              18,247                   09/30/89              27,584
      12/31/89              18,041                   12/31/89              28,634
      03/31/90              17,244                   03/31/90              24,562
      06/30/90              18,671                   06/30/90              26,580
      09/30/90              15,554                   09/30/90              21,760
      12/31/90              16,176                   12/31/90              23,904
      03/31/91              17,797                   03/31/91              26,288
      06/30/91              17,325                   06/30/91              25,434
      09/30/91              18,848                   09/30/91              27,260
      12/31/91              19,812                   12/31/91              28,439
      03/31/92              19,777                   03/31/92              26,152
      06/30/92              20,910                   06/30/92              26,660
      09/30/92              20,281                   09/30/92              27,143
      12/31/92              21,015                   12/31/92              27,114
      03/31/93              22,440                   03/31/93              29,479
      06/30/93              23,314                   06/30/93              31,306
      09/30/93              25,138                   09/30/93              32,814
      12/31/93              28,104                   12/31/93              33,384
      03/31/94              27,156                   03/31/94              33,628
      06/30/94              26,728                   06/30/94              34,678
      09/30/94              28,551                   09/30/94              35,464
      12/31/94              27,248                   12/31/94              35,248
      03/31/95              27,603                   03/31/95              36,944
      06/30/95              29,865                   06/30/95              38,568
      09/30/95              31,357                   09/30/95              40,772
      12/31/95              31,703                   12/31/95              42,762
      03/31/96              33,105                   03/31/96              44,543
      06/30/96              34,373                   06/30/96              45,880
      09/30/96              34,737                   09/30/96              46,568
      12/31/96              37,795                   12/31/96              48,757
      03/31/97              38,862                   03/31/97              48,935
      06/30/97              43,136                   06/30/97              56,368
      09/30/97              47,062                   09/30/97              58,029
      12/31/97              43,588                   12/31/97              56,656
      03/31/98              48,979                   03/31/98              64,769
      06/30/98              47,104                   06/30/98              66,084
      09/30/98              39,514                   09/30/98              58,160
      12/31/98              44,831                   12/31/98              70,223
      03/31/99              44,840                   03/31/99              72,518
      06/30/99              50,285                   06/30/99              75,767
      09/30/99              49,060                   09/30/99              74,433
      12/31/99              54,181                   12/31/99              86,767
      03/31/00              56,309                   03/31/00              87,442
      06/30/00              56,459                   06/30/00              84,131
      09/30/00              54,294                   09/30/00              79,705
      12/31/00              55,013                   12/31/00              74,576
      03/31/01              51,138                   03/31/01              64,807
      06/30/01              53,480                   06/30/01              66,246
      09/30/01              46,314                   09/30/01              56,726
      12/31/01              51,482                   12/31/01              61,599
      03/31/02              51,853                   03/31/02              61,808
      06/30/02              49,774                   06/30/02              56,165
      09/30/02              40,624                   09/30/02              45,842
      12/31/02              42,900                   12/31/02              49,344
      03/31/03              39,625                   03/31/03              46,848
      06/30/03              46,759                   06/30/03              54,830

AVERAGE ANNUAL TOTAL RETURNS

                  WORLD       MSCI
                 GROWTH       WORLD
                  STOCK       INDEX
YTD               9.00%       11.12%
1 YEAR           -6.06%       -4.03%
5 YEAR           -0.15%       -4.31%
10 YEAR           7.20%        4.38%
INCEPTION         8.99%        9.96%

                                 INCEPTION DATE
                                 AUGUST 1, 1985

Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the World Growth Stock Portfolio (the "Portfolio") at its inception with a similar investment in the MSCI World Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized. Total return figures for periods of less than one year have not been annualized.

The MSCI World Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS        YEAR ENDED        YEAR ENDED
                                                      ENDED JUNE         DECEMBER          DECEMBER
                                                       30, 2003          31, 2002          31, 2001
Net asset value, beginning of period                $         16.83   $         20.42   $         25.75

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.22              0.24              0.26
Net gains and losses on securities
  (both realized and unrealized)                               1.24             (3.61)            (1.94)
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             1.46             (3.37)            (1.68)

LESS DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.34)            (0.22)            (0.39)
Dividends in excess of net
  investment income
Distributions from capital gains                                                                  (3.26)
Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

Total distributions                                           (0.34)            (0.22)            (3.65)

Net asset value, end of period                      $         17.95   $         16.83   $         20.42
                                                    ===============   ===============   ===============

Total Return (A)                                               9.00%           (16.67%)           (6.42%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.87%             0.85%             0.86%
  Net investment income                                        2.66%             1.24%             1.21%

Portfolio Turnover Rate                                        8.08%            10.02%            28.49%

Net Assets, At End of Period                        $    97,669,609   $    95,116,449   $   118,895,577

                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       DECEMBER          DECEMBER          DECEMBER
                                                       31, 2000          31, 1999          31, 1998
Net asset value, beginning of period                $         26.08   $         21.90   $         23.28

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.33              0.41              0.56
Net gains and losses on securities
  (both realized and unrealized)                               0.09              4.10              0.12
                                                    ---------------   ---------------   ---------------

  Total from investment operations                             0.42              4.51              0.68

LESS DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.36)            (0.07)            (0.47)
Dividends in excess of net
  investment income
Distributions from capital gains                              (0.39)            (0.26)            (1.59)
Distributions in excess of capital gains
                                                    ---------------   ---------------   ---------------

Total distributions                                           (0.75)            (0.33)            (2.06)

Net asset value, end of period                      $         25.75   $         26.08   $         21.90
                                                    ===============   ===============   ===============

Total Return (A)                                               1.54%            20.86%             2.85%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.85%             0.88%             0.92%
  Net investment income                                        1.42%             1.73%             2.44%

Portfolio Turnover Rate                                       51.56%            24.80%            33.95%

Net Assets, At End of Period                        $   132,977,195   $   133,027,008   $   110,897,303

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--96.65%

AUSTRALIA-1.43%
Australia & New Zealand Banking Group, Ltd.                             52,273   $       652,405
Westpac Banking Corporation, Ltd.                                       68,080           741,935
                                                                                 ---------------
                                                                                       1,394,340
                                                                                 ---------------

BERMUDA-3.69%
Accenture, Ltd.+                                                        68,500         1,239,165
Ace, Ltd.                                                               32,000         1,097,280
XL Capital, Ltd.                                                        15,300         1,269,900
                                                                                 ---------------
                                                                                       3,606,345
                                                                                 ---------------

CANADA-2.49%
BCE, Inc.                                                               75,880         1,734,496
Celestica, Inc.+                                                        44,660           694,156
                                                                                 ---------------
                                                                                       2,428,652
                                                                                 ---------------

FINLAND-2.66%
KCI Konecranes Oyj                                                      36,700           906,121
Sampo Oyj                                                               87,130           639,367
Stora Enso Oyj, Class R                                                 93,800         1,048,087
                                                                                 ---------------
                                                                                       2,593,575
                                                                                 ---------------

FRANCE-5.16%
Accor, SA                                                               12,970           469,172
Alstom+                                                                 95,592           329,325
Aventis, SA                                                             23,074         1,268,817
Axa                                                                     38,470           596,842
Pechiney, SA                                                            17,130           614,933
Suez, SA                                                                29,000           461,576
Total, SA                                                                8,600         1,299,678
                                                                                 ---------------
                                                                                       5,040,343
                                                                                 ---------------

GERMANY-8.03%
Adidas-Salomon, AG                                                      12,200         1,042,352
BASF, AG                                                                31,000         1,318,960
Bayer, AG                                                               33,400           770,946
Deutsche Post, AG                                                       70,300         1,025,276
E.On, AG                                                                34,070         1,746,929
Merck KGaA                                                              32,524           934,113
Volkswagen, AG                                                          24,000         1,008,728
                                                                                 ---------------
                                                                                       7,847,304
                                                                                 ---------------

HONG KONG-3.28%
Cheung Kong (Holdings), Ltd.                                            73,000           439,043
China Mobile (Hong Kong), Ltd., ADR                                     37,600           442,552
Hongkong Electric Holdings, Ltd.                                       211,000           827,971
Hutchison Whampoa, Ltd.                                                160,800           979,469
Swire Pacific, Ltd.                                                    118,500           518,184
                                                                                 ---------------
                                                                                       3,207,219
                                                                                 ---------------

ISRAEL-0.64%
Check Point Software Technologies, Ltd.+                                32,140           628,337
                                                                                 ---------------

ITALY-4.01%
Banca Intesa, SPA                                                      240,260   $       768,402
Banca Nazionale del Lavoro, SPA+                                       264,450           443,382
ENI, SPA                                                               103,200         1,560,799
Riunione Adriatica di Sicurta, SPA                                      75,700         1,148,366
                                                                                 ---------------
                                                                                       3,920,949
                                                                                 ---------------

JAPAN-5.50%
East Japan Railway Co.                                                     170           756,027
Hitachi, Ltd.                                                          106,000           449,336
NEC Corp.+                                                              94,000           469,706
Nintendo Company, Ltd.                                                  13,500           981,512
Nippon Telegraph & Telephone Corp.                                         110           431,480
Ono Pharmaceutical Company, Ltd.                                        25,000           774,516
Seiko Epson Corp.+                                                       3,100            92,167
Sony Corp.                                                              22,200           624,909
TOTO, Ltd.                                                             134,000           795,686
                                                                                 ---------------
                                                                                       5,375,339
                                                                                 ---------------

MEXICO-1.68%
Telefonos de Mexico, SA de CV, ADR                                      52,100         1,636,982
                                                                                 ---------------

NETHERLANDS-3.29%
Akzo Nobel, NV                                                          26,270           696,270
ING Groep, NV                                                           56,540           982,373
Koninklijke (Royal) Philips Electronics, NV                             47,400           901,406
Wolters Kluwer, NV, CVA                                                 52,470           632,677
                                                                                 ---------------
                                                                                       3,212,726
                                                                                 ---------------

NEW ZEALAND-0.86%
Telecom Corporation of New Zealand, Ltd.                               272,900           837,185
                                                                                 ---------------

SINGAPORE-0.40%
DBS Group Holdings, Ltd.                                                67,337           393,851
                                                                                 ---------------

SOUTH KOREA-2.80%
KT Corp., ADR                                                           51,580         1,016,642
Samsung Electronics Company, Ltd.                                        5,780         1,717,790
                                                                                 ---------------
                                                                                       2,734,432
                                                                                 ---------------

SPAIN-2.72%
Iberdrola, SA                                                           72,900         1,262,439
Repsol, SA                                                              86,000         1,394,488
                                                                                 ---------------
                                                                                       2,656,927
                                                                                 ---------------

SWEDEN-2.90%
Autoliv, Inc., SDR                                                      22,200           597,646
Nordea, AB                                                             235,500         1,135,592
Securitas, AB                                                           21,000           215,118
Volvo, AB, Series B                                                     40,000           879,461
                                                                                 ---------------
                                                                                       2,827,817
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

SWITZERLAND-2.28%
Nestle, SA                                                               2,280   $       470,476
Swiss Re                                                                13,400           742,466
UBS, AG                                                                 18,210         1,013,011
                                                                                 ---------------
                                                                                       2,225,953
                                                                                 ---------------

UNITED KINGDOM-13.93%
Amersham, PLC                                                          101,565           794,972
BAE Systems, PLC                                                       457,500         1,075,799
BHP Billiton, PLC                                                      256,111         1,348,175
Brambles Industries, PLC                                               344,671           932,773
Cable & Wireless, PLC                                                  263,800           491,904
Cadbury Schweppes, PLC                                                 109,310           645,759
HSBC Holdings, PLC                                                      68,000           806,607
Invensys, PLC                                                          459,700           155,509
Lloyds TSB Group, PLC                                                  110,300           783,112
Marks & Spencer Group, PLC                                             157,452           820,387
Pearson, PLC                                                            33,600           313,822
Rolls-Royce Group, PLC                                                 360,698           763,358
Shell Transport & Trading Company, PLC                                 157,100         1,036,964
Shire Pharmaceuticals Group, PLC+                                      131,420           867,459
Smiths Group, PLC                                                       84,420           979,328
Standard Chartered, PLC                                                 39,150           475,485
Unilever, PLC                                                           84,720           674,545
United Business Media, PLC                                             127,986           639,930
                                                                                 ---------------
                                                                                      13,605,888
                                                                                 ---------------

UNITED STATES-28.90%
Abbott Laboratories                                                     39,600   $     1,732,896
AOL Time Warner, Inc.+                                                  30,000           482,700
Aon Corp.                                                               36,300           874,104
Bank of America Corp.                                                   19,400         1,533,182
Bristol-Myers Squibb Co.                                                47,830         1,298,585
Burlington Resources, Inc.                                              23,190         1,253,883
CIGNA Corp.                                                             10,500           492,870
Dun & Bradstreet Corp., The+                                            39,250         1,613,175
Gartner Group, Inc., Class B+                                          110,000           825,000
Hewlett-Packard Co.                                                     46,046           980,780
Interpublic Group of Companies, Inc., The                               40,242           538,438
King Pharmaceuticals, Inc.+                                             54,860           809,734
Kraft Foods, Inc.                                                       45,900         1,494,045
Lexmark International, Inc.+                                            13,240           936,995
Mattel, Inc.                                                            72,300         1,367,916
Moody's Corp.                                                           28,320         1,492,747
Morgan Stanley                                                          10,420           445,455
Mylan Laboratories, Inc.                                                59,500         2,068,815
Newell Rubbermaid, Inc.                                                 42,340         1,185,520
Occidental Petroleum Corp.                                              55,770         1,871,084
R.R. Donnelley & Sons Co.                                               12,600           329,364
SBC Communications, Inc.                                                40,110         1,024,811
Target Corp.                                                            29,960         1,133,686
Toys "R" Us, Inc.+                                                      67,980           823,918
Waste Management, Inc.                                                  67,000         1,614,030
                                                                                 ---------------
                                                                                      28,223,733
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $98,394,336)                                                                  94,397,897
                                                                                 ---------------

  PREFERRED STOCK--1.33%

BRAZIL-1.33%
Companhia Vale do Rio Doce, (CVRD), ADR                                 30,600           849,150
Empresa Brasiliera de Aeronautica, SA, ADR                              23,413           447,188
                                                                                 ---------------
                                                                                       1,296,338
                                                                                 ---------------
TOTAL PREFERRED STOCK
  (Cost $1,331,375)                                                                    1,296,338
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $99,725,711)                                                     97.98%       95,694,235
Other assets, less liabilities                                            2.02         1,975,374
                                                                       -------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    97,669,609
                                                                       =======   ===============

+ Non-income producing security.

                       See notes to financial statements.

                      [This page intentionally left blank]

                            HIGH YIELD BOND PORTFOLIO

[CHART]

Corporate Bonds                      90.42%
Cash                                  6.20%
Short-Term Obligations                2.32%
Government & Agency Obligations       0.16%
Equity                                0.90%

                           NUMBER OF HOLDINGS
                 ---------------------------------------
                                  331

                                           PERCENT OF
PORTFOLIO QUALITY                          PORTFOLIO++
------------------------------------------------------
A                                              0.25%
BBB                                            6.51%
BB                                            23.14%
B                                             48.06%
CCC                                           10.56%
CC                                             0.08%
C                                              0.10%
D                                              0.22%
Not Rated                                      1.67%
Cash & cash equivalents                        8.52%

Dollar Weighted
  Average Maturity                        6.7 years

                                           PERCENT OF
TOP TEN HOLDINGS+                          PORTFOLIO++
------------------------------------------------------
Williams Companies, Inc., The,
  7.125%, due 09/01/11                            1.87%
Qwest Services Corp., Series 144A,
  13.500%, due 12/15/10                           1.86%
Tyco International Group,
  SA, 6.750%, due 02/15/11                        1.37%
EchoStar DBS Corp.,
  9.375%, due 02/01/09                            1.33%
Huntsman International, LLC,
  10.125%, due 07/01/09                           1.24%
Charter Communications Holdings,
  LLC, 8.625%, due 04/01/09                       1.12%
CenterPoint Energy, Series 144A,
  7.875%, due 04/01/13                            1.09%
Georgia-Pacific Corp., Series 144A,
  9.375%, due 02/01/13                            1.03%
Nextel Communications, Inc.,
  9.950%, due 02/15/08                            1.02%
HMH Properties, Inc.,
  8.450%, due 12/01/08                            0.95%

  +  Short-Term Obligations excluded.
  ++ Represents market value of investments plus cash.

THIS PORTFOLIO CARRIES A HIGHER DEGREE OF RISK THAN OTHER BOND PORTFOLIOS BECAUSE IT INVESTS IN LOWER GRADE ISSUES.

                                PORTFOLIO MANAGER
                    Massachusetts Financial Services Company

                             BERNARD SCOZZAFAVA, CFA
                              SENIOR VICE PRESIDENT

              - Joined Massachusetts Financial Services Company in 1989
              - B.A. from Hamilton College
              - M.S. from Massachusetts Institute of Technology
              - Chartered Financial Analyst

                        INVESTMENT OBJECTIVE AND STRATEGY

    Seeks a high level of current income by primarily investing in corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

                            NET ASSETS AS OF 06/30/03
                                   $23,777,254

     MANAGEMENT REVIEW AND OUTLOOK

     For the six months ended June 30, 2003, the JPVF High Yield Bond Portfolio provided a total return of 10.88%. This return compares to a return over the same period of 18.49% for the Portfolio's benchmark. The Lehman Index includes all fixed-income securities having a maximum quality rating from Moody's Investors Services of "Ba1," a minimum amount outstanding of $150 million, and at least one year to maturity. Defaulted bonds are excluded from the index. The Lipper Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying portfolios within their respective classifications, adjusted for the reinvestments of capital gains distributions and income dividends.

     MARKET ENVIRONMENT

     Throughout the period, the bond market was influenced by interest rate cuts in the United States and Europe, near record-low mortgage rates, and a weak U.S. dollar. It proved to be a positive period for almost all bond investors, and for high-yield investors in particular. Investors showed reinvigorated interest in U.S. corporate bonds of all quality levels. This interest was sparked by the historically low yields offered by U.S. Treasury securities, improvement in the balance-sheet quality of corporate issuers, and increased investor confidence.

     Low yields on U.S. Treasury securities made high-yield corporate issues more attractive to investors, as evidenced by near-record inflows into the high-yield

     MANAGEMENT REVIEW AND OUTLOOK

     For the six months ended June 30, 2003, the JPVF High Yield Bond Portfolio provided a total return of 10.88%. This return compares to a return over the same period of 18.49% for the Portfolio's benchmark. The Lehman Index includes all fixed-income securities having a maximum quality rating from Moody's Investors Services of "Ba1," a minimum amount outstanding of $150 million, and at least one year to maturity. Defaulted bonds are excluded from the index. The Lipper Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying portfolios within their respective classifications, adjusted for the reinvestments of capital gains distributions and income dividends.

     MARKET ENVIRONMENT

     Throughout the period, the bond market was influenced by interest rate cuts in the United States and Europe, near record-low mortgage rates, and a weak U.S. dollar. It proved to be a positive period for almost all bond investors, and for high-yield investors in particular. Investors showed reinvigorated interest in U.S. corporate bonds of all quality levels. This interest was sparked by the historically low yields offered by U.S. Treasury securities, improvement in the balance-sheet quality of corporate issuers, and increased investor confidence.

     Low yields on U.S. Treasury securities made high-yield corporate issues more attractive to investors, as evidenced by near-record inflows into the high-yield sector. This came at a time when there was only a modest supply of new high-yield issues. The result of this supply/demand imbalance was significant appreciation in high-yield bond prices. High-grade corporate bonds also performed well for the period, but not nearly as well as high-yield corporate issues. Over the period, yield spreads between below-investment-grade bonds and their higher-quality counterparts narrowed in dramatic fashion.

     DETRACTORS FROM PERFORMANCE

     Overall, the Portfolio's holdings were decidedly defensive relative to the high-yield market at large. While the Portfolios' defensiveness served investors well in recent years, it contributed to its underperformance during this period, as investors favored riskier options. The series continued to have significant underweight exposure to the wireline segment of the telecommunications industry, which still faced many fundamental challenges, including significant overcapacity. The Portfolio also had underweight exposure to the utilities sector, which proved to be one of the leaders of the high-yield rally during the period. In general, our strategy is to focus on credit issuers with improving fundamentals and to not take excessive risk. We continue to remain true to our discipline focus because we believe fundamentals drive performance over the

[CHART]

                            HIGH YIELD BOND PORTFOLIO
                   AND THE LEHMAN BROS. HIGH YIELD BOND INDEX
              Comparison of Change in Value of $10,000 Investment.

        HIGH YIELD BOND PORTFOLIO                 LEHMAN BROS. HIGH YIELD BOND INDEX

                          ACCOUNT                                       ACCOUNT
        DATE               VALUE                      DATE               VALUE
        ----               -----                      ----               -----
      01/01/98            $10,000                    01/01/98             10,000
      03/31/98             10,289                    03/31/98             10,336
      06/30/98             10,387                    06/30/98             10,450
      09/30/98              9,640                    09/30/98              9,975
      12/31/98             10,089                    12/31/98             10,187
      03/31/99             10,537                    03/31/99             10,375
      06/30/99             10,470                    06/30/99             10,410
      09/30/99             10,338                    09/30/99             10,263
      12/31/99             10,572                    12/31/99             10,430
      03/31/00             10,524                    03/31/00             10,186
      06/30/00             10,529                    06/30/00             10,303
      09/30/00             10,392                    09/30/00             10,362
      12/31/00              9,735                    12/31/00              9,819
      03/31/01             10,294                    03/31/01             10,443
      06/30/01             10,033                    06/30/01             10,204
      09/30/01              9,439                    09/30/01              9,772
      12/31/01             10,069                    12/31/01             10,337
      03/31/02             10,144                    03/31/02             10,511
      06/30/02              9,951                    06/30/02              9,837
      09/30/02              9,827                    09/30/02              9,549
      12/31/02             10,283                    12/31/02             10,193
      03/31/03             10,716                    03/31/03             10,968
      06/30/03             11,401                    06/30/03             12,077

   AVERAGE ANNUAL TOTAL RETURNS

                             LEHMAN
                 HIGH      BROS. HIGH
                 YIELD     YIELD BOND
                 BOND        INDEX
YTD              10.88%      18.49%
1 YEAR           14.58%      22.76%
5 YEAR            1.88%       2.94%
INCEPTION         2.42%       3.49%

                                 INCEPTION DATE
                                 JANUARY 1, 1998

Commencement of operations January 1, 1998. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the High Yield Bond Portfolio (the "Portfolio") at its inception with a similar investment in the Lehman Brothers High Yield Bond Index. For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The Lehman Brothers High Yield Bond Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS         YEAR ENDED         YEAR ENDED
                                                      ENDED JUNE          DECEMBER           DECEMBER
                                                       30, 2003           31, 2002           31, 2001
  Net asset value, beginning of period              $          7.35    $          7.19    $          7.70

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.18               0.53               0.77
  Net gains and losses on securities
    (both realized and unrealized)                             0.58              (0.37)             (0.51)
                                                    ---------------    ---------------    ---------------

      Total from investment operations                         0.76               0.16               0.26

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.50)                                (0.77)
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.50)              0.00              (0.77)

Net asset value, end of period                      $          7.61    $          7.35    $          7.19
                                                    ===============    ===============    ===============

Total Return (A)                                              10.88%              2.13%              3.43%

Ratios to Average Net Assets: (B)
  Expenses                                                     1.13%              1.16%              1.11%
  Net investment income                                        7.46%              7.79%              8.65%

Portfolio Turnover Rate                                       28.84%             59.65%             58.23%

Net Assets, At End of Period                        $    23,777,254    $    15,808,770    $    13,842,770

                                                      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       DECEMBER           DECEMBER           DECEMBER
                                                       31, 2000           31, 1999           31, 1998
  Net asset value, beginning of period              $          9.19    $          9.49    $         10.00

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.76               0.75               0.60
  Net gains and losses on securities
    (both realized and unrealized)                            (1.49)             (0.30)             (0.51)
                                                    ---------------    ---------------    ---------------

      Total from investment operations                        (0.73)              0.45               0.09

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.76)             (0.75)             (0.60)
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.76)             (0.75)             (0.60)

Net asset value, end of period                      $          7.70    $          9.19    $          9.49
                                                    ===============    ===============    ===============

Total Return (A)                                              (7.92%)             4.79%              0.89%

Ratios to Average Net Assets: (B)
  Expenses                                                     1.17%              1.15%              1.24%
  Net investment income                                        8.50%              7.58%              7.85%

Portfolio Turnover Rate                                       38.15%             43.44%             84.21%

Net Assets, At End of Period                        $     9,265,526    $     9,401,814    $     7,968,843

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--0.38%

AUTOMOTIVE PARTS & EQUIPMENT-0.12%
Hayes Lemmerz International, Inc.+                                       2,431   $        28,443
                                                                                 ---------------

CHEMICALS-0.01%
Sterling Chemicals, Inc.+                                                   93             1,395
                                                                                 ---------------

MACHINERY-0.01%
Thermadyne Holdings Corp.+                                                 106             1,325
                                                                                 ---------------

MANUFACTURING-0.00%
IKS, Corp.+ ^                                                              277               374
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.01%
Oxford Automotive, Inc.+ ^                                                  12             2,250
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.05 %
Completel Europe, NV+                                                      207             3,088
ITC^DeltaCom, Inc.+                                                      2,977             8,782
                                                                                 ---------------
                                                                                          11,870
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-0.18 %
Allstream, Inc., Class B+                                                  164             5,560
Allstream, Inc.+                                                             3               102
Jazztel, PLC+                                                           12,990             3,879
NTL, Inc.+                                                                 982            33,506
                                                                                 ---------------
                                                                                          43,047
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELINE- 0.00%
Versatel Telecom International, NV+                                        660               856
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $249,233)                                                                         89,560
                                                                                 ---------------

  CONVERTIBLE PREFERRED STOCK--0.02%

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.02%
Completel Europe, NV, Series B+                                              2             4,019
                                                                                 ---------------

TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $11,421)                                                                           4,019
                                                                                 ---------------

  PREFERRED STOCK--0.51%

AUTOMOTIVE PARTS & EQUIPMENT-0.00%
HLI Operating, Inc.+ ^                                                       8               648
                                                                                 ---------------

BROADCASTING-0.24%
CSC Holdings, Inc., Series M,
  11.125%, due 04/01/08                                                    556            56,990
                                                                                 ---------------

PUBLISHING & PRINTING-0.25%
PRIMEDIA, Inc., Series H, 8.625%, due 04/01/10                             650            59,150
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.00%
Global Crossing Holding, Ltd., 10.500%, due 12/01/08+                      421                 4
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-0.00%
NTL Europe, Inc., Series A, 10.000%, due 01/10/23                            2   $             4
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-0.02%
Crown Castle International Corp.,
  12.750%, due 12/15/10+                                                     5             5,356
                                                                                 ---------------

TOTAL PREFERRED STOCK
  (Cost $162,236)                                                                        122,152
                                                                                 ---------------

  RIGHTS AND WARRANTS--0.00%

BROADCASTING-0.00%
Ono Finance, PLC, Series 144A,
  Equity Value Certificate, exp. 05/31/09+ ++                              105                 1
Ono Finance, PLC, Series 144A,
  Equity Value Certificate, exp. 03/16/11+ ++                               30                 0
XM Satellite Radio, Inc., Warrants, exp. 03/15/10+                          35               193
                                                                                 ---------------
                                                                                             194
                                                                                 ---------------

CHEMICALS-0.00%
Sterling Chemicals, Inc., Warrants, exp. 12/31/08+ ^                       150                 0
                                                                                 ---------------

MACHINERY-0.00%
Thermadyne Holdings Corp., Series A,
  Warrants, exp. 05/23/04+ ^                                               168               113
Thermadyne Holdings Corp., Series B,
  Warrants, exp. 06/23/06+ ^                                               101                68
                                                                                 ---------------
                                                                                             181
                                                                                 ---------------

PACKAGING & CONTAINERS-0.00%
Pliant Corp., Series 144A, Warrants, exp. 06/01/10+ ++                      20                20
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-0.00%
Jazztel, PLC, Series 144A, Warrants, exp. 04/01/09+ ++ ^                    40                37
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELINE-0.00%
GT Group Telecom, Inc., Series 144A,
  Warrants, exp. 02/01/10+ ++                                              100                38
Versatel Telecom International, NV,
  Warrants, exp. 10/04/04+                                                 660                68
                                                                                 ---------------
                                                                                             106
                                                                                 ---------------

TOTAL RIGHTS AND WARRANTS
  (Cost $10,872)                                                                             538
                                                                                 ---------------

  CORPORATE BONDS--86.28%

                                                               PRINCIPAL VALUE
                                                               ---------------
ADVERTISING-0.74%
Lamar Media Corp., Series 144A,
  7.250%, due 01/01/13++                                       $        45,000            47,700
Lamar Media Corp.,
  7.250%, due 01/01/13                                                  25,000            26,500
R.H. Donnelley, Inc., Series 144A,
  8.875%, due 12/15/10++                                                65,000            71,825
R.H. Donnelley, Inc., Series 144A,
  10.875%, due 12/15/12++                                               25,000            29,125
                                                                                 ---------------
                                                                                         175,150
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

AEROSPACE & DEFENSE-1.85%
Alliant Techsystems, Inc., 8.500%, due 05/15/11                $        25,000   $        27,750
Argo-Tech Corp., 8.625%, due 10/01/07                                   25,000            23,250
Esterline Technologies Corp., Series 144A,
  7.750%, due 06/15/13++                                                25,000            25,625
K&F Industries, Inc., Series B,
  9.250%, due 10/15/07                                                  65,000            67,763
K&F Industries, Inc., Series B,
  9.625%, due 12/15/10                                                  55,000            61,050
L-3 Communications Corp., Series B,
  8.000%, due 08/01/08                                                  75,000            78,000
L-3 Communications Corp.,
  7.625%, due 06/15/12                                                 110,000           121,000
Titan Corp., The, Series 144A,
  8.000%, due 05/15/11++                                                20,000            21,200
Vought Aircraft Industries, Inc., Series 144A,
  8.000%, due 07/15/11                                                  15,000            15,075
                                                                                 ---------------
                                                                                         440,713
                                                                                 ---------------

AIRLINES-0.25%
Continental Airlines, Inc., Series 991A,
  6.545%, due 02/02/19                                                  60,974            59,060
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-2.44%
Advanced Accessory Systems, Series 144A,
  10.750%, due 06/15/11++                                               20,000            21,200
ArvinMeritor, Inc., 8.750%, due 03/01/12                                30,000            33,600
Collins & Aikman Products,
  10.750%, due 12/31/11                                                 75,000            66,000
Cummins, Inc., Series 144A,
  9.500%, due 12/01/10++                                               100,000           113,500
Dana Corp., 10.125%, due 03/15/10                                       15,000            16,538
Dana Corp., 9.000%, due 08/15/11                                        40,000            43,300
Dura Operating Corp., 9.000%, due 05/01/09                              35,000            32,200
Metaldyne Corp., 11.000%, due 06/15/12                                  30,000            24,900
Rexnord Corp., Series 144A,
  10.125%, due 12/15/12++                                               25,000            27,500
Tenneco Automotive, Inc., Series B,
  11.625%, due 10/15/09                                                 55,000            48,675
Tenneco Automotive, Inc., Series 144A,
  10.250%, due 07/15/13++                                               75,000            75,938
TRW Automotive, Series 144A,
  11.000%, due 02/15/13++                                               20,000            21,800
TRW Automotive, Series 144A,
  9.375%, due 02/15/13++                                                50,000            54,250
                                                                                 ---------------
                                                                                         579,401
                                                                                 ---------------

AUTOMOTIVE RENTALS-0.72%
United Rentals, Inc., Series B,
  10.750%, due 04/15/08                                                120,000           131,100
United Rentals, Inc., Series B,
  9.250%, due 01/15/09                                                  40,000            39,400
                                                                                 ---------------
                                                                                         170,500
                                                                                 ---------------

BROADCASTING-9.79%
Albritton Communications, Inc.,
  7.750%, due 12/15/12                                                 185,000           191,013
Avalon Cable, LLC,
  Zero Coupon, Step-up, due 12/01/08                                    60,000            57,375
Charter Communications Holdings, LLC,
  8.625%, due 04/01/09                                                 375,000           270,000
Clear Channel Communications, Inc.,
  8.000%, due 11/01/08                                         $       130,000   $       151,125
Comcast Corp., 8.375%, due 11/01/05                                     40,000            45,140
CSC Holdings, Inc., Series B,
  8.125%, due 08/15/09                                                 215,000           222,525
EchoStar DBS Corp., 9.375%, due 02/01/09                               300,000           319,875
Emmis Communications Corp., Series B,
  8.125%, due 03/15/09                                                  30,000            31,425
Emmis Communications Corp.,
  Zero Coupon, Step-up, due 03/15/11                                   136,000           117,640
Entercom Radio, LLC/Entercom Capital, Inc.,
  7.625%, due 03/01/14                                                  40,000            43,600
Granite Broadcasting Corp.,
  10.375%, due 05/15/05                                                  5,000             4,988
Granite Broadcasting Corp.,
  8.875%, due 05/15/08                                                  15,000            14,663
Insight Midwest, LP/Insight Capital, Inc.,
  9.750%, due 10/01/09                                                  90,000            95,175
LIN Television Corp., 8.000%, due 01/15/08                              25,000            26,813
LIN Television Corp., Series 144A,
  6.500%, due 05/15/13++                                                90,000            89,775
Mediacom Broadband, LLC,
  11.000%, due 07/15/13                                                115,000           127,938
Mediacom, LLC/Mediacom Capital Corp.,
  9.500%, due 01/15/13                                                  45,000            47,588
Paxson Communications Corp.,
  10.750%, due 07/15/08                                                 40,000            43,000
Paxson Communications Corp.,
  Zero Coupon, Step-up, due 01/15/09                                    60,000            50,100
Radio One, Inc., Series B,
  8.875%, due 07/01/01                                                 105,000           115,500
Spanish Broadcasting System, Inc.,
  9.625%, due 11/01/09                                                 100,000           106,250
XM Satellite Radio, Inc., Zero Coupon,
  Step-up, due 12/31/09                                                 51,065            36,384
XM Satellite Radio, Inc., Series 144A,
  12.000%, due 06/15/10++                                               40,000            39,200
Young Broadcasting, Inc., 8.500%, due 12/15/08                          75,000            80,250
                                                                                 ---------------
                                                                                       2,327,342
                                                                                 ---------------

BUILDING CONSTRUCTION-0.69%
Atrium Companies, Inc., Series B,
  10.500%, due 05/01/09                                                 60,000            64,200
D.R. Horton, Inc., 8.000%, due 02/01/09                                 90,000           100,125
                                                                                 ---------------
                                                                                         164,325
                                                                                 ---------------

BUILDING MATERIALS-2.10%
American Standard Companies, Inc.,
  7.375%, due 02/01/08                                                 175,000           193,375
American Standard Companies, Inc.,
  7.625%, due 02/15/10                                                  75,000            85,125
Formica Corp., Series B, 10.875%, due 03/01/09+                         35,000             8,750
MMI Products, Inc., Series B,
  11.250%, due 04/15/07                                                 50,000            35,125
Nortek, Inc., Series B, 9.250%, due 03/15/07                            70,000            72,100
Nortek, Inc., Series B, 8.875%, due 08/01/08                            35,000            36,531
Texas Industries, Inc., Series 144A,
  10.250%, due 06/15/11++                                               65,000            67,925
                                                                                 ---------------
                                                                                         498,931
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

CHEMICALS-2.44%
Huntsman International, LLC,
  9.875%, due 03/01/09                                         $        15,000   $        15,600
Huntsman International, LLC,
  10.125%, due 07/01/09                                                310,000           297,600
Lyondell Chemical Co., Series B,
  9.875%, due 05/01/07                                                  65,000            63,700
Lyondell Chemical Co., Series A,
  9.625%, due 05/01/07                                                  25,000            24,500
MacDermid, Inc., 9.125%, due 07/15/11                                   50,000            55,875
Noveon, Inc., Series B, 11.000%, due 02/28/11                           75,000            85,125
Sovereign Specialty Chemicals, Inc.,
  11.875%, due 03/15/10                                                 40,000            38,200
                                                                                 ---------------
                                                                                         580,600
                                                                                 ---------------

COMMERCIAL SERVICES-1.40%
Integrated Electrical Services, Inc., Series C,
  9.375%, due 02/01/09                                                   5,000             5,075
Iron Mountain, Inc., 8.625%, due 04/01/13                               55,000            58,850
Iron Mountain, Inc., 7.750%, due 01/15/15                               60,000            63,450
Muzak, LP, Series 144A, 10.000%, due 02/15/09++                         70,000            73,325
Williams Scotsman, Inc., 9.875%, due 06/01/07                          135,000           132,300
                                                                                 ---------------
                                                                                         333,000
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-0.37%
NDCHealth Corp., Series 144A,
  10.500%, due 12/01/12++                                               15,000            16,088
Unisys Corp., 7.875%, due 04/01/08                                      70,000            72,275
                                                                                 ---------------
                                                                                          88,363
                                                                                 ---------------

EDUCATIONAL SERVICES-0.36%
KinderCare Learning Centers, Inc., Series B,
  9.500%, due 02/15/09                                                  85,000            85,638
                                                                                 ---------------

ELECTRICAL EQUIPMENT-0.16%
Motors & Gears, Inc., Series D,
  10.750%, due 11/15/06                                                 45,000            39,375
                                                                                 ---------------

ELECTRONIC COMPONENTS-0.34%
Flextronics International, Ltd., Series 144A,
  6.500%, due 05/15/13++                                                85,000            81,813
                                                                                 ---------------

ENTERTAINMENT & LEISURE-7.00%
AMC Entertainment, Inc., 9.500%, due 02/01/11                          145,000           150,075
Ameristar Casinos, Inc., 10.750%, due 02/15/09                          80,000            90,700
Argosy Gaming Co., 10.750%, due 06/01/09                                75,000            82,125
Aztar Corp., 8.875%, due 05/15/07                                       60,000            62,625
Boyd Gaming Corp., 9.250%, due 08/01/09                                 55,000            61,050
Coast Hotels & Casinos, Inc.,
  9.500%, due 04/01/09                                                 160,000           171,200
Horseshoe Gaming Holding Corp., Series B,
  8.625%, due 05/15/09                                                  80,000            84,800
Mandalay Resort Group, 9.375%, due 02/15/10                             65,000            73,450
MGM Mirage, Inc., 9.750%, due 06/01/07                                  15,000            17,025
MGM Mirage, Inc., 8.500%, due 09/15/10                                  85,000            99,875
MGM Mirage, Inc., 8.375%, due 02/01/11                                  55,000            62,563
Park Place Entertainment Corp.,
  8.875%, due 09/15/08                                                   5,000             5,513
Park Place Entertainment Corp.,
  8.125%, due 05/15/11                                                 185,000           203,038
Pinnacle Entertainment, Inc., Series B,
  9.125%, due 02/15/07                                         $        90,000   $        88,650
Pinnacle Entertainment, Inc., Series B,
  9.500%, due 08/01/07                                                  25,000            24,813
Regal Cinemas, Inc., Series B,
  9.375%, due 02/01/12                                                  85,000            93,713
Six Flags, Inc., 9.750%, due 06/15/07                                   15,000            14,850
Six Flags, Inc., Series 144A, 9.750%, due 04/15/13++                   110,000           108,900
Station Casinos, Inc., 8.875%, due 12/01/08                             45,000            47,250
Vail Resorts, Inc., 8.750%, due 05/15/09                                35,000            36,575
Venetian Casino Resort, LLC/ Las Vegas Sands,
  11.000%, due 06/15/10                                                 75,000            84,563
                                                                                 ---------------
                                                                                       1,663,353
                                                                                 ---------------

ENVIRONMENTAL CONTROLS-1.40%
Allied Waste North America, Inc., Series B,
  7.625%, due 01/01/06                                                  85,000            88,081
Allied Waste North America, Inc., Series B,
  10.000%, due 08/01/09                                                205,000           217,813
Allied Waste North America, Inc.,
  7.875%, due 04/15/13                                                  25,000            26,156
                                                                                 ---------------
                                                                                         332,050
                                                                                 ---------------

FINANCIAL SERVICES-1.41%
Arch Western Finance, LLC, Series 144A,
  6.750%, due 07/01/13++                                                50,000            51,250
Burns Philp Capital Property, Ltd., Series 144A,
  9.750%, due 07/15/12++                                               100,000            97,500
Commercial Mortgage Acceptance Corp.,
  Series 1998-C2, 5.440%, due 05/15/13                                 140,000           126,558
PCA, LLC, 11.875%, due 08/01/09                                         55,000            59,950
                                                                                 ---------------
                                                                                         335,258
                                                                                 ---------------

FOOD PRODUCTS-0.67%
Merisant Co., Series 144A,
  9.500%, due 07/15/13++                                                20,000            20,700
Michael Foods, Inc., Series B,
  11.750%, due 04/01/11                                                120,000           138,000
                                                                                 ---------------
                                                                                         158,700
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.73%
Dominos, Inc., Series 144A,
  8.250%, due 07/01/11++                                                20,000            20,650
Fleming Companies, Inc.,
  10.125%, due 04/01/08+                                                85,000            12,750
Roundy's, Inc., Series B, 8.875%, due 06/15/12                         135,000           141,075
                                                                                 ---------------
                                                                                         174,475
                                                                                 ---------------

FOREST PRODUCTS & PAPER-2.51%
Buckeye Technologies, Inc., 9.250%, due 09/15/08                        40,000            39,800
Buckeye Technologies, Inc., 8.000%, due 10/15/10                        85,000            79,475
FiberMark, Inc., 9.375%, due 10/15/06                                    5,000             4,750
FiberMark, Inc., 10.750%, due 04/15/11                                 120,000           120,000
Georgia-Pacific Corp., Series 144A,
  9.375%, due 02/01/13++                                               225,000           248,063
Norske Skog Canada, Ltd., Series 144A,
  8.625%, due 06/15/11++                                               100,000           104,500
                                                                                 ---------------
                                                                                         596,588
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

HEALTHCARE-1.37%
Beverly Enterprises, Inc., 9.625%, due 11/15/07                $        85,000   $        81,600
HCA, Inc., 7.875%, due 02/01/11                                         95,000           106,391
Prime Medical Services, Inc., 8.750%, due 04/01/08                      25,000            23,500
Tenet Healthcare Corp., 6.500%, due 06/01/12                            65,000            60,288
Triad Hospitals, Inc., Series B, 8.750%, due 05/01/09                   50,000            53,188
                                                                                 ---------------
                                                                                         324,967
                                                                                 ---------------

HOME FURNISHINGS-1.33%
Sealy Mattress Co., Series B, 9.875%, due 12/15/07                     190,000           189,050
Simmons Co., Series B, 10.250%, due 03/15/09                           120,000           128,400
                                                                                 ---------------
                                                                                         317,450
                                                                                 ---------------

HOUSEHOLD PRODUCTS-0.80%
Johnsondiversey, Inc., 9.625%, due 05/15/12                              5,000             6,144
Johnsondiversey, Inc., Series B,
  9.625%, due 05/15/12                                                 165,000           184,388
                                                                                 ---------------
                                                                                         190,532
                                                                                 ---------------

INSURANCE-0.36%
Willis Corroon Corp., 9.000%, due 02/01/09                              80,000            84,800
                                                                                 ---------------

LODGING-2.94%
Hilton Hotels Corp., 7.625%, due 12/01/12                              200,000           219,000
HMH Properties, Inc., Series C,
  8.450%, due 12/01/08                                                 220,000           227,150
Starwood Hotels & Resorts Worldwide, Inc.,
  7.375%, due 05/01/07                                                  80,000            84,200
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, due 05/01/12                                                 155,000           169,725
                                                                                 ---------------
                                                                                         700,075
                                                                                 ---------------

MACHINERY-2.75%
AGCO Corp., 9.500%, due 05/01/08                                       130,000           140,400
Columbus McKinnon Corp., 8.500%, due 04/01/08                           60,000            44,700
JLG Industries, Inc., Series 144A,
  8.250%, due 05/01/08++                                               110,000           111,650
Joy Global, Inc., Series B, 8.750%, due 03/15/12                        75,000            82,125
Manitowoc Company, Inc., The,
  10.375%, due 05/15/11                                                 45,000            55,294
Manitowoc Company, Inc., The, Series 144A,
  10.500%, due 08/01/12++                                               15,000            16,650
Manitowoc Company, Inc., The,
  10.500%, due 08/01/12                                                 15,000            16,650
NMHG Holdings Co., 10.000%, due 05/15/09                                34,000            37,400
Terex Corp., Series B, 10.375%, due 04/01/11                           110,000           121,550
Terex Corp., 9.250%, due 07/15/11                                       25,000            26,875
Thermadyne Holdings Corp.,
  Zero Coupon, Step-up, due 06/01/08+                                  150,000                 6
                                                                                 ---------------
                                                                                         653,300
                                                                                 ---------------

MANUFACTURING-4.33%
Blount International, Inc., 7.000%, due 06/15/05                        55,000            53,350
Blount International, Inc., 13.000%, due 08/01/09                       10,000             8,500
Dresser, Inc., 9.375%, due 04/15/11                                    150,000           154,500
Foamex LP/Foamex Capital Corp.,
  10.750%, due 04/01/09                                                 45,000            36,000
Hexcel Corp., Series 144A, 9.875%, due 01/15/09++                       10,000             1,000
Hexcel Corp., 9.750%, due 01/15/09                                     110,000           109,450
International Wire Group, Inc., Series B,
  11.750%, due 06/01/05                                                 15,000             9,600
Samsonite Corp., 10.750%, due 06/15/08                                  65,000            66,463
SPX Corp., 7.500%, due 01/01/13                                        105,000           113,663
TriMas Corp., Series 144A, 9.875%, due 06/15/12++              $        25,000   $        25,625
Tyco International Group, SA, 6.750%, due 02/15/11                     310,000           328,600
Tyco International, Ltd., 7.000%, due 06/15/28                         100,000           101,000
Venture Holdings Trust, Series B,
  9.500%, due 07/01/05+                                                 45,000            12,488
                                                                                 ---------------
                                                                                       1,030,239
                                                                                 ---------------

MEDICAL PRODUCTS-0.67%
Alliance Imaging, Inc., 10.375%, due 04/15/11                           65,000            67,925
Fisher Scientific International, Inc., Series 144A,
  8.125%, due 05/01/12++                                                50,000            53,500
Fisher Scientific International, Inc.,
  8.125%, due 05/01/12                                                  35,000            37,450
                                                                                 ---------------
                                                                                         158,875
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.65%
AK Steel Corp., 7.750%, due 06/15/12                                    30,000            24,900
Commonwealth Industries, Inc.,
  10.750%, due 10/01/06                                                 45,000            45,225
Earle M. Jorgensen Co., 9.750%, due 06/01/12                            45,000            47,700
United States Steel Corp., 9.750%, due 05/15/10                         30,000            30,450
WCI Steel, Inc., Series B, 10.000%, due 12/01/04                        20,000             6,200
                                                                                 ---------------
                                                                                         154,475
                                                                                 ---------------

MINING & METALS - PRECIOUS-0.55%
Compass Minerals Group, Inc.,
  10.000%, due 08/15/11                                                 65,000            72,800
Peabody Energy Corp., Series 144A,
  6.875%, due 03/15/13++                                                55,000            57,613
                                                                                 ---------------
                                                                                         130,413
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING- 0.18%
General Motors Corp., 7.125%, due 07/15/13                              15,000            14,920
Navistar International Corp., Series B,
  9.375%, due 06/01/06                                                  25,000            27,188
                                                                                 ---------------
                                                                                          42,108
                                                                                 ---------------

OFFICE EQUIPMENT-0.90%
General Binding Corp., 9.375%, due 06/01/08                             80,000            76,800
Moore North America Finance, Inc.,
  Series 144A, 7.875%, due 01/15/11++                                   35,000            36,488
Xerox Corp., 7.625%, due 06/15/13                                      100,000           100,125
                                                                                 ---------------
                                                                                         213,413
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-1.96%
ANR Pipeline, Inc., Series 144A,
  8.875%, due 03/15/10++                                                15,000            16,388
ANR Pipeline, Inc., 9.625%, due 11/01/21                                85,000           100,300
CenterPoint Energy Resources Corp.,
  Series 144A, 7.875%, due 04/01/13                                    228,000           262,256
Southern Natural Gas Co., Series 144A,
  8.875%, due 03/15/10++                                                80,000            87,200
                                                                                 ---------------
                                                                                         466,144
                                                                                 ---------------

OIL & GAS - INTEGRATED-3.99%
AmeriGas Partners, LP, Series B,
  8.875%, due 05/20/11                                                  60,000            65,400
El Paso Corp., Series 144A, 7.750%, due 06/01/13++                      75,000            74,813
Pemex Project Funding Master Trust,
  9.125%, due 10/13/10                                                  32,000            38,720
Pioneer Natural Resources Co.,
  9.625%, due 04/01/10                                                  30,000            37,196
Pioneer Natural Resources Co.,
  7.500%, due 04/15/12                                                  40,000            45,809

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

OIL & GAS - INTEGRATED-CONTINUED
SENCO Energy, Inc., Series 144A,
  7.125%, due 05/15/08++                                       $        10,000   $        10,450
SENCO Energy, Inc., Series 144A,
  7.750%, due 05/15/13++                                                10,000            10,650
Tesoro Petroleum Corp., Series 144A,
  8.000%, due 04/15/08++                                               100,000           102,500
Tesoro Petroleum Corp., 9.625%, due 04/01/12                            55,000            50,325
Westport Resources Corp., 8.250%, due 11/01/11                          35,000            38,325
Williams Companies, Inc., The, 8.625%, due 06/01/10                     25,000            26,125
Williams Companies, Inc., The, 7.125%, due 09/01/11                    460,000           448,500
                                                                                 ---------------
                                                                                         948,813
                                                                                 ---------------

OIL & GAS PRODUCERS-2.66%
Chesapeake Energy Corp., 8.125%, due 04/01/11                          140,000           150,850
CITGO Petroleum Corp., Series 144A,
  11.375%, due 02/01/11++                                               50,000            55,750
Encore Acquisition, Inc., 8.375%, due 06/15/12                          85,000            90,950
Houston Exploration Co., The, Series 144A,
  7.000%, due 06/15/13++                                                30,000            30,975
Magnum Hunter Resources, Inc.,
  9.600%, due 03/15/12                                                  30,000            33,000
Stone Energy Corp., 8.250%, due 12/15/11                                25,000            26,375
Vintage Petroleum, Inc., 8.250%, due 05/01/12                           40,000            44,000
XTO Energy, Inc., Series 144A,
  6.250%, due 04/15/13++                                               188,000           199,750
                                                                                 ---------------
                                                                                         631,650
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-1.42%
Dynegy Holdings, Inc., 6.875%, due 04/01/11                             80,000            67,200
Grant Prideco, Inc., 9.000%, due 12/15/0                                95,000             5,550
Hanover Equipment Trust, Series B,
  8.750%, due 09/01/11                                                  85,000            89,250
Northwest Pipeline Corp., 8.125%, due 03/01/10                          15,000            16,125
Plains All American Pipeline, LP/PAA Finance Corp.,
  7.750%, due 10/15/12                                                  75,000            84,000
Sesi, LLC, 8.875%, due 05/15/11                                         70,000            75,250
                                                                                 ---------------
                                                                                         337,375
                                                                                 ---------------

PACKAGING & CONTAINERS-5.28%
Ball Corp., 8.250%, due 08/01/08                                        60,000            63,000
Ball Corp., 6.875%, due 12/15/12                                       140,000           148,400
Graham Packaging/GPC, Series 144A,
  8.750%, due 01/15/08++                                                70,000            69,650
Graphic Packaging Corp., 8.625%, due 02/15/12                          105,000           107,100
Greif Bros. Corp., 8.875%, due 08/01/12                                 60,000            64,500
Owens-Brockway Glass Containers, Inc.,
  8.875%, due 02/15/09                                                  55,000            59,675
Owens-Brockway Glass Containers, Inc.,
  8.750%, due 11/15/12                                                  50,000            54,250
Owens-Brockway Glass Containers, Inc.,
  Series 144A, 8.250%, due 05/15/13++                                  185,000           193,325
Plastipak Holdings, Inc., 10.750%, due 09/01/11                         50,000            53,500
Pliant Corp., 13.000%, due 06/01/10                                     55,000            51,700
Riverwood International Corp.,
  10.625%, due 08/01/07                                                 40,000            41,500
Riverwood International Corp.,
  10.625%, due 08/01/07                                                110,000           114,125
Riverwood International Corp.,
  10.875%, due 04/01/08                                                 75,000            76,875
Silgan Holdings, Inc., 9.000%, due 06/01/09                            105,000           108,675
Smurfit-Stone Container Corp., 8.250%, due 10/01/12                     45,000            48,263
                                                                                 ---------------
                                                                                       1,254,538
                                                                                 ---------------

PHARMACEUTICAL-0.37%
Alpharma, Inc., Series 144A,
  8.625%, due 05/01/11++                                       $        60,000   $        63,000
Omnicare, Inc., 6.125%, due 06/01/13                                    25,000            25,500
                                                                                 ---------------
                                                                                          88,500
                                                                                 ---------------

PUBLISHING & PRINTING-2.76%
American Media Operations, Inc., Series B,
  10.250%, due 05/01/09                                                100,000           108,000
CBD Media, Inc., Series 144A,
  8.625%, due 06/01/11++                                                10,000            10,300
Dex Media East, LLC, 9.875%, due 11/15/09                              140,000           156,100
Hollinger International Publishing,
  9.000%, due 12/15/10                                                 160,000           171,200
Houghton Mifflin Co., Series 144A,
  8.250%, due 02/01/11++                                                15,000            15,825
Mail-Well, Inc., 9.625%, due 03/15/12                                   80,000            84,200
PRIMEDIA, Inc., 8.875%, due 05/15/11                                    85,000            89,463
TransWestern Publishing Co., Series F,
  9.625%, due 11/15/07                                                  20,000            20,850
                                                                                 ---------------
                                                                                         655,938
                                                                                 ---------------

RAILROAD-0.33%
Kansas City Southern, 7.500%, due 06/15/09                              75,000            77,719
                                                                                 ---------------

REAL ESTATE-0.74%
CB Richard Ellis Escrow, Inc., Series 144A,
  9.750%, due 05/15/10++                                                65,000            68,331
Corrections Corporation of America,
  9.875%, due 05/01/09                                                  40,000            44,650
Corrections Corporation of America,
  7.500%, due 05/01/11                                                  15,000            15,675
Forest City Enterprises, Inc.,
  7.625%, due 06/01/15                                                  45,000            47,194
                                                                                 ---------------
                                                                                         175,850
                                                                                 ---------------

RETAIL STORES-2.19%
Cole National Group, Inc., 8.625%, due 08/15/07                         45,000            43,650
Cole National Group, Inc., 8.875%, due 05/15/12                         70,000            67,375
Dollar General Corp., 8.625%, due 06/15/10                              55,000            60,844
Finlay Fine Jewelery Corp., 8.375%, due 05/01/08                       110,000           113,850
Finlay Enterprises, Inc., 9.000%, due 05/01/08                          40,000            40,400
Rite Aid Corp., 12.500%, due 09/15/06                                   45,000            50,400
Rite Aid Corp., Series 144A, 8.125%, due 05/01/10++                     95,000            98,325
Rite Aid Corp., Series 144A, 9.500%, due 02/15/11++                     10,000            10,750
Rite Aid Corp., Series 144A, 9.250%, due 06/01/13++                     35,000            34,650
                                                                                 ---------------
                                                                                         520,244
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.31%
American Tower Escrow Corp.,
  Zero Coupon, due 08/01/08                                             30,000            19,350
Lucent Technologies, Inc., 6.450%, due 03/15/29                         80,000            54,900
                                                                                 ---------------
                                                                                          74,250
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-2.38%
PanAmSat Corp., 8.500%, due 02/01/12                                    40,000            43,300
Qwest Services Corp., Series 144A,
  13.500%, due 12/15/10++                                              395,000           446,324
Time Warner Telecom, Inc., 10.125%, due 02/01/11                        80,000            77,200
                                                                                 ---------------
                                                                                         566,824
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

TELECOMMUNICATIONS - WIRELESS-3.54%
Alamosa Holdings, Inc., Zero Coupon,
  Step-up, due 02/15/10                                        $        75,000   $        43,500
Alamosa Delaware, Inc.,
  12.500%, due 02/01/11                                                 50,000            41,000
Centennial Cellular Corp.,
  10.750%, due 12/15/08                                                 95,000            87,400
DIRECTV Holdings, LLC, Series 144A,
  8.375%, due 03/15/13++                                                95,000           105,925
Nextel Communications, Inc.,
  9.950%, Step-up, due 02/15/08                                        235,000           245,575
Nextel Communications, Inc.,
  9.375%, due 11/15/09                                                 110,000           118,113
Nextel Partners, Inc., Series 144A,
  8.125%, due 07/01/11++                                                15,000            14,963
Rural Cellular Corp., 9.750%, due 01/15/10                              80,000            70,800
Triton PCS, Inc., 8.750%, due 11/15/11                                  55,000            54,863
Triton PCS, Inc., Series 144A, 8.500%, due 06/01/13++                   55,000            59,125
                                                                                 ---------------
                                                                                         841,264
                                                                                 ---------------

TEXTILES & APPAREL-0.80%
Interface, Inc., 10.375%, due 02/01/10                                  63,000            60,480
J. Crew Operating Corp., 10.375%, due 10/15/07                          50,000            48,500
Oxford Industries, Inc., Series 144A,
  8.875%, due 06/01/11++                                                45,000            47,250
Westpoint Stevens, Inc., 7.875%, due 06/15/08+                         160,000            34,400
                                                                                 ---------------
                                                                                         190,630
                                                                                 ---------------

TRANSPORTATION-0.41%
GulfMark Offshore, Inc., 8.750%, due 06/01/08                           95,000            98,563
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-2.55%
AES Corp., 8.875%, due 02/15/11                                         50,000            48,875
AES Corp., Series 144A, 8.750%, due 05/15/13++                          75,000            78,000
AES Corp., Series 144A, 9.000%, due 05/15/15++                          75,000            78,375
Calpine Corp., 8.500%, due 02/15/11                                     70,000            52,500
CMS Energy Corp., 8.500%, due 04/15/11                                  50,000            52,188
Illinois Power Corp., Series 144A,
  11.500%, due 12/15/10++                                               35,000            39,988
PG&E Corp., Series 144A, 6.875%, due 07/15/08++                         15,000            15,563
Reliant Resources, Inc., Series 144A,
  9.250%, due 07/15/10++                                                40,000            40,200
Reliant Resources, Inc., Series 144A,
  9.500%, due 07/15/13++                                                50,000            50,375
TECO Energy, Inc., 10.500%, due 12/01/07                                30,000            34,238
TECO Energy, Inc., 7.500%, due 06/15/10                                 20,000            20,400
TXU Corp., Series J, 6.375%, due 06/15/06                               90,000            95,738
                                                                                 ---------------
                                                                                         606,440
                                                                                 ---------------

WHOLESALE DISTRIBUTOR-0.39%
Remington Arms Company, Inc., Series 144A,
  10.500%, due 02/01/11++                                               90,000            94,050
                                                                                 ---------------

TOTAL CORPORATE BONDS
  (Cost $19,877,135)                                                                  20,514,074
                                                                                 ---------------

  CONVERTIBLE BONDS--0.01%

TELECOMMUNICATIONS -
  INTEGRATED-0.01%
Jazztel, PLC, 12.000%, due 10/30/12                            $         2,367   $         1,133
                                                                                 ---------------

TOTAL CONVERTIBLE BONDS
  (Cost $1,824)                                                                            1,133
                                                                                 ---------------

  FOREIGN BONDS--4.99%

BROADCASTING-0.14%
Telewest Communications, PLC,
  11.000%, Step-up, due 10/01/07+                                       25,000             9,063
Telewest Communications, PLC,
  Zero Coupon, Step-up, due 04/15/09                                    65,000            20,313
Telewest Communications, PLC,
  Zero Coupon, Step-up, due 02/01/10                                    15,000             4,388
                                                                                 ---------------
                                                                                          33,764
                                                                                 ---------------

CHEMICALS-0.58%
Acetex Corp., 10.875%, due 08/01/09                                     50,000            55,563
Rhodia, SA, Series 144A, 8.875%, due 06/01/11++                         80,000            82,800
                                                                                 ---------------
                                                                                         138,363
                                                                                 ---------------

COMMERCIAL SERVICES-0.19%
Vivendi Universal, SA, Series 144A,
  9.250%, due 04/15/10++                                                40,000            45,500
                                                                                 ---------------

ELECTRONIC COMPONENTS-0.51%
Flextronics International, Ltd.,
  9.875%, due 07/01/10                                                 110,000           120,450
                                                                                 ---------------

FINANCIAL SERVICES-0.58%
MDP Acquisitions, PLC, 9.625%, due 10/01/12                            125,000           138,125
                                                                                 ---------------

FOOD PRODUCTS-0.40%
Premier International Foods, PLC,
  12.000%, due 09/01/09                                                 85,000            95,200
                                                                                 ---------------

FOREST PRODUCTS & PAPER-0.39%
Abitibi-Consolidated, Inc., 8.550%, due 08/01/10                        50,000            56,008
Corp Durango, SA de CV, Series 144A,
  13.750%, due 07/15/09+ ++                                             69,000            36,225
                                                                                 ---------------
                                                                                          92,233
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.16%
Russel Metals, Inc., 10.000%, due 06/01/09                              35,000            37,625
                                                                                 ---------------

OIL & GAS PRODUCERS-0.05%
Ocean Rig Norway, ASA, 10.250%, due 06/01/08                            15,000            12,469
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  FOREIGN BONDS--CONTINUED

PACKAGING & CONTAINERS-1.37%
Crown Cork & Seal Company, Inc.,
  Series 144A, 10.250%, due 03/01/11++                         $        15,000   $        18,259
Crown Cork & Seal Company, Inc.,
  Series 144A, 9.500%, due 03/01/11++                                   90,000            97,200
Crown Cork & Seal Company, Inc.,
  Series 144A, 10.875%, due 03/01/13++                                 135,000           147,150
Kappa Beheer, BV, 10.625%, due 07/15/09                                 60,000            64,275
                                                                                 ---------------
                                                                                         326,884
                                                                                 ---------------

PUBLISHING & PRINTING-0.57%
CanWest Media, Inc., 10.625%, due 05/15/11                              15,000            17,100
CanWest Media, Inc., Series 144A,
  7.625%, due 04/15/13++                                                20,000            21,250
Hollinger, Inc., Series 144A,
  11.875%, due 03/01/11++                                               30,000            33,300
Quebecor Media, Inc., 11.125%, due 07/15/11                             55,000            62,975
                                                                                 ---------------
                                                                                         134,625
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.00%
Energis, PLC, 9.750%, due 06/15/09+                                     40,000               800
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-0.00%
Dolphin Telecom, PLC, Zero Coupon,
  Step-up, due 06/01/08+                                                99,784                10
Dolphin Telecom, PLC, Series B,
  Zero Coupon, Step-up, due 05/15/09+                                   25,000                 3
                                                                                 ---------------
                                                                                              13
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELINE-0.00%
Esprit Telecom Group, PLC,
  10.875%, due 06/15/08+                                                15,000                 2
                                                                                 ---------------

TRANSPORTATION-0.05%
Stena, AB, 9.625%, due 12/01/12                                         10,000            10,988
                                                                                 ---------------

TOTAL FOREIGN BONDS
  (Cost $1,322,039)                                                                    1,187,041
                                                                                 ---------------

  GOVERNMENT & AGENCY
   OBLIGATIONS--0.16%

FOREIGN GOVERNMENT-0.16%
United Mexican States,
  8.125%, due 12/30/19                                         $        34,000   $        38,760
                                                                                 ---------------

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $36,103)                                                                          38,760
                                                                                 ---------------

  SHORT-TERM OBLIGATIONS--2.34%

GOVERNMENT AGENCY-2.34%
Federal Home Loan Bank,
  0.950%, due 07/01/03                                                 557,000           557,000
                                                                                 ---------------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $557,000)                                                                        557,000
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $22,227,863)                                                     94.69%       22,514,277
Other assets, less liabilities                                            5.31         1,262,977
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    23,777,254
                                                               ===============   ===============

+   Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. The security is restricted from sale to the public and may only be sold to a qualified institutional buyer. At June 30, 2003, the market value of the 144A securities was $4,546,428 or 19.12% of net assets.

^   Fair valued security (See Note B).

                       See notes to financial statements.

                               BALANCED PORTFOLIO

[CHART]

Common Stock                   50.64%
Corporate Bonds                24.60%
Preferred Stock                 1.15%
Cash                            8.65%
Government & Agency
Obligations                    14.96%

                           NUMBER OF HOLDINGS
                 ---------------------------------------
                                  247

                                           PERCENT OF
TOP TEN HOLDINGS                           PORTFOLIO++
------------------------------------------------------
Citigroup, Inc.                               1.84%
Marsh & McLennan
  Companies, Inc.                             1.76%
Exxon Mobil Corp.                             1.47%
Berkshire Hathaway, Inc.,
  Class B                                     1.38%
Gannett Company, Inc.                         1.34%
Pfizer, Inc.                                  1.31%
3M Co.                                        1.31%
Procter & Gamble Co.                          1.29%
Anheuser-Busch
  Companies, Inc.                             1.16%
Tyco International, Ltd.                      1.10%

                                           PERCENT OF
TOP TEN INDUSTRIES                         PORTFOLIO++
------------------------------------------------------
Government Agency                             7.79%
U.S. Treasury Bills,
  Bonds, and Notes                            7.17%
Multimedia                                    6.15%
Beverages                                     6.10%
Broadcasting                                  5.19%
Banking                                       5.17%
Insurance                                     4.80%
Oil & Gas - Integrated                        4.36%
Financial Services                            4.12%
Pharmaceutical                                3.80%

  ++  Represents market value of investments plus cash.

                                PORTFOLIO MANAGER
                          Janus Capital Management LLC
                                (Since 05/01/99)

                               KAREN L. REIDY, CFA

                  - Joined Janus Capital Management LLC in 1995
                  - Bachelor's degree from University of Colorado
                  - 9 years of investment experience
                  - Chartered Financial Analyst
                  - Certified Public Accountant

                        INVESTMENT OBJECTIVE AND STRATEGY
  Seeks reasonable current income and long-term capital growth consistent with conservation of capital by primarily investing in common stocks and fixed income securities, selected for their growth and income potential.

                            NET ASSETS AS OF 06/30/03
                                   $65,247,570

     PERFORMANCE OVERVIEW

     For the six months ended June 30, 2003, the JPVF Balanced Portfolio gained 6.48%, while the S&P 500 Index, the benchmark for the equity portion of the Portfolio, gained 11.75%, and the Balanced Benchmark gained 7.52%.

     MARKET OVERVIEW

     All three major stock market indices ended the period in positive territory, with the Dow Jones Industrial Average gaining 9.02%, the broad-based Standard & Poor's 500 Index adding 11.75%, and the growth-oriented NASDAQ Composite Index climbing 21.51% for the six months. Treasury yields generally fell as prices rose, causing the yield curve to shift down and steepen somewhat. The decline in short-term rates was aided by a 0.25% cut in the Federal Funds rate at the end of the period.

     Despite these solid gains most stocks struggled at the start of the year amid a slowing economic recovery and a looming war with Iraq. Hostilities began in mid-March and the market bounced back, followed by a rebound in consumer confidence, which had plunged to nine-year lows. Activity in the manufacturing and services sectors continued to produce mixed results, providing little in the way of clarity about the future direction of the economy as a whole. Meanwhile, the housing market remained robust, but unemployment inched higher as job growth remained elusive.

     MANAGER'S OVERVIEW

     Q. Which individual holdings had the greatest negative impact on performance?
     A. Our biggest detractor was our position in payroll processor Automatic Data Processing. Our holdings of insurance and financial services company American International Group also disappointed us and held back the Portfolio's results. Other weak performers included our positions in Accenture, a management consulting and technology services organization, as well as supermarket chain Kroger and natural-gas services provider El Paso Corp.

     Q. Which holdings had the greatest positive impact on performance?
     A. At the top of our list of strong performers was our position in Citigroup, a diversified financial services holding company. Also aiding our results were our holdings of Internet portal Yahoo!, which appreciated substantially during the period and contributed a noteworthy gain to our returns. Our position in interactive commerce company InterActivCorp also helped our performance, as did entertainment conglomerate Liberty Media. Meanwhile, our holdings of worldwide hotel operator Marriott International also helped boost the Portfolio's performance.

     Q. Which sectors had the greatest impact on the Portfolio's absolute performance?
     A. The equity portion of the Portfolio made a much more significant contribution to our absolute performance than the income portion did. While an average of 42% of the Portfolio's assets were invested in income securities during the period, 48% were in equities. In terms of sectors, on an absolute basis the consumer discretionary and financials groups were our biggest positive contributors. In fact, the strong-performing consumer discretionary sector was our largest group weighting during the period. On the downside, sectors that detracted from our absolute results included utilities and telecommunications, two groups in which our exposure was very limited.

     Q. Which sectors had the greatest impact on the Portfolio's performance relative to its benchmark?
     A. The consumer discre- tionary group also helped our results on a relative basis. We carried nearly two times the exposure of our benchmark in this sector. Also working to our advantage was strong stock selection in the energy sector. Meanwhile, a number of individual stock picks within the industrials group hurt our relative results. The disappointing returns of several of our holdings in the information technology sector also held back our relative performance, as did our underweighting in this area.

     Q. How will you manage the Portfolio in the months ahead?
     A. Given the lingering uncertainty, we will continue to stand by our research-driven investment approach, which focuses on identifying well-managed companies that can perform over the long term. My emphasis is on those with healthy balance sheets, the ability to generate free cash flow and allocate capital prudently, and managements that have a history of executing well regardless of the economic climate.

[CHART]

                      BALANCED PORTFOLIO, THE S&P 500 INDEX
                          AND THE BALANCED BENCHMARK(1)
              Comparison of Change in Value of $10,000 Investment.

     BALANCED PORTFOLIO        BALANCED BENCHMARK         S&P 500 INDEX

                ACCOUNT                    ACCOUNT                    ACCOUNT
    DATE         VALUE         DATE         VALUE         DATE         VALUE
    ----         -----         ----         -----         ----         -----
  05/01/92      $10,000      05/01/92      $10,000      05/01/92      $10,000
  06/30/92       10,081      06/30/92       10,070      06/30/92        9,958
  09/30/92       10,467      09/30/92       10,403      09/30/92       10,272
  12/31/92       10,847      12/31/92       10,712      12/31/92       10,787
  03/31/93       11,379      03/31/93       11,129      03/31/93       11,256
  06/30/93       11,526      06/30/93       11,273      06/30/93       11,310
  09/30/93       11,856      09/30/93       11,545      09/30/93       11,598
  12/31/93       11,852      12/31/93       11,702      12/31/93       11,867
  03/31/94       11,654      03/31/94       11,351      03/31/94       11,420
  06/30/94       11,550      06/30/94       11,347      06/30/94       11,470
  09/30/94       11,698      09/30/94       11,691      09/30/94       12,031
  12/31/94       11,694      12/31/94       11,725      12/31/94       12,028
  03/31/95       12,186      03/31/95       12,573      03/31/95       13,195
  06/30/95       12,848      06/30/95       13,516      06/30/95       14,451
  09/30/95       13,481      09/30/95       14,220      09/30/95       15,596
  12/31/95       14,308      12/31/95       14,917      12/31/95       16,532
  03/31/96       14,377      03/31/96       15,286      03/31/96       17,512
  06/30/96       14,850      06/30/96       15,717      06/30/96       18,399
  09/30/96       15,163      09/30/96       16,114      09/30/96       19,074
  12/31/96       15,819      12/31/96       17,056      12/31/96       20,767
  03/31/97       15,663      03/31/97       17,298      03/31/97       20,860
  06/30/97       17,218      06/30/97       19,176      06/30/97       24,494
  09/30/97       18,243      09/30/97       20,229      09/30/97       26,326
  12/31/97       18,402      12/31/97       20,792      12/31/97       27,079
  03/31/98       19,856      03/31/98       22,510      03/31/98       30,849
  06/30/98       20,162      06/30/98       23,136      06/30/98       31,864
  09/30/98       18,914      09/30/98       22,276      09/30/98       28,701
  12/31/98       21,667      12/31/98       24,867      12/31/98       34,802
  03/31/99       21,830      03/31/99       25,532      03/31/99       36,534
  06/30/99       23,440      06/30/99       26,416      06/30/99       39,105
  09/30/99       22,766      09/30/99       25,687      09/30/99       36,663
  12/31/99       26,490      12/31/99       27,578      12/31/99       42,118
  03/31/00       27,858      03/31/00       28,212      03/31/00       43,084
  06/30/00       26,962      06/30/00       28,075      06/30/00       41,940
  09/30/00       26,853      09/30/00       28,337      09/30/00       41,533
  12/31/00       26,106      12/31/00       27,736      12/31/00       38,284
  03/31/01       24,702      03/31/01       26,446      03/31/01       33,743
  06/30/01       25,326      06/30/01       27,316      06/30/01       35,717
  09/30/01       23,874      09/30/01       25,768      09/30/01       30,474
  12/31/01       24,986      12/31/01       27,158      12/31/01       33,731
  03/31/02       25,195      03/31/02       27,230      03/31/02       33,826
  06/30/02       24,194      06/30/02       25,765      06/30/02       29,293
  09/30/02       22,909      09/30/02       23,944      09/30/02       24,231
  12/31/02       23,397      12/31/02       25,155      12/31/02       26,277
  03/31/03       23,230      03/31/03       24,905      03/31/03       25,449
  06/30/03       24,914      06/30/03       27,051      06/30/03       29,365

         AVERAGE ANNUAL TOTAL RETURNS

                         S&P 500      BALANCED
             BALANCED     INDEX     BENCHMARK(1)
YTD            6.48%      11.76%       7.52%
1 YEAR         2.98%       0.25%       4.44%
5 YEAR         4.32%      -1.61%       3.17%
10 YEAR        8.01%      10.04%       9.14%
INCEPTION      8.52%      10.12%       9.32%

                                 INCEPTION DATE
                                   MAY 1, 1992

Commencement of operations May 1, 1992. Past performance is not predictive of future performance.

This graph compares an initial $10,000 investment made in the Balanced Portfolio (the "Portfolio") at its inception with a similar investment in the S&P 500 Index and the Balanced Benchmark(1). For the purposes of this graph and the accompanying table, the average annual total return for the Portfolio reflects all recurring expenses and includes the reinvestment of all dividends and distributions. Total return figures for periods of less than one year have not been annualized.

The S&P 500 Index and the Balanced Benchmark are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Portfolio.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable.

(1) THE BALANCED BENCHMARK REFLECTS THE PERFORMANCE OF THE 55% S&P 500/35% LEHMAN AGGREGATE/10% 90 DAY T-BILL INDEX FROM MAY 1, 1992 THROUGH APRIL 30, 1999 AND THE 50% S&P 500/40% LEHMAN AGGREGATE/10% 90 DAY T-BILL INDEX FROM MAY 1, 1999 THROUGH JUNE 30, 2003.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                      (UNAUDITED)
                                                      SIX MONTHS         YEAR ENDED         YEAR ENDED
                                                      ENDED JUNE          DECEMBER           DECEMBER
                                                       30, 2003           31, 2002           31, 2001
  Net asset value, beginning of period              $         11.27    $         12.34    $         13.98

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.11               0.25               0.30
  Net gains and losses on securities
    (both realized and unrealized)                             0.60              (1.02)             (0.91)
                                                    ---------------    ---------------    ---------------

      Total from investment operations                         0.71              (0.77)             (0.61)

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.26)             (0.30)             (0.37)
  Dividends in excess of net
    investment income
  Distributions from capital gains                                                                    (0.66)
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.26)             (0.30)             (1.03)

Net asset value, end of period                      $         11.72    $         11.27    $         12.34
                                                    ===============    ===============    ===============

Total Return (A)                                               6.48%             (6.36%)            (4.29%)

Ratios to Average Net Assets: (B)
  Expenses                                                     0.88%              0.86%              0.86%
  Net investment income                                        1.99%              2.24%              2.55%

Portfolio Turnover Rate                                       35.94%             84.81%            113.93%

Net Assets, At End of Period                        $    65,247,570    $    62,497,042    $    65,749,492

                                                      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       DECEMBER           DECEMBER           DECEMBER
                                                       31, 2000           31, 1999           31, 1998
  Net asset value, beginning of period              $         15.27    $         12.71    $         11.75

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.38               0.31               0.24
  Net gains and losses on securities
    (both realized and unrealized)                            (0.53)              2.47               1.84
                                                    ---------------    ---------------    ---------------

      Total from investment operations                        (0.15)              2.78               2.08

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.31)                                (0.24)
  Dividends in excess of net
    investment income
  Distributions from capital gains                            (0.83)             (0.22)             (0.88)
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (1.14)             (0.22)             (1.12)

Net asset value, end of period                      $         13.98    $         15.27    $         12.71
                                                    ===============    ===============    ===============

Total Return (A)                                              (1.45%)            22.26%             17.74%

Ratios to Average Net Assets: (B)
  Expenses                                                     0.79%              0.97%              0.94%
  Net investment income                                        2.98%              2.49%              2.08%

Portfolio Turnover Rate                                       74.92%            237.64%            247.07%

Net Assets, At End of Period                        $    61,953,375    $    53,313,418    $    35,113,754

(A) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(B) Ratios are calculated on an annualized basis.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--51.01%

AEROSPACE & DEFENSE-0.95%
General Dynamics Corp.                                                   3,075   $       222,938
Honeywell International, Inc.                                           14,875           399,394
                                                                                 ---------------
                                                                                         622,332
                                                                                 ---------------

AIRLINES-0.30%
Southwest Airlines Co.                                                  11,285           194,102
                                                                                 ---------------

BANKING-4.29%
Bank of America Corp.                                                    5,355           423,206
Citigroup, Inc.                                                         28,286         1,210,641
FleetBoston Financial Corp.                                              8,415           250,010
SunTrust Banks, Inc.                                                     3,880           230,239
U.S. Bancorp                                                            16,894           413,903
Wachovia Corp.                                                           6,860           274,126
                                                                                 ---------------
                                                                                       2,802,125
                                                                                 ---------------

BEVERAGES-2.61%
Anheuser-Busch Companies, Inc.                                          14,885           759,879
Diageo, PLC                                                             23,371           249,522
Pepsi Bottling Group, Inc., The                                         11,970           239,639
PepsiCo, Inc.                                                           10,235           455,458
                                                                                 ---------------
                                                                                       1,704,498
                                                                                 ---------------

BROADCASTING-2.76%
Comcast Corp., Class A Special+                                          8,165           235,397
Comcast Corp.+                                                           5,801           175,074
Cox Communications, Inc.+                                                5,825           185,818
InterActiveCorp+                                                         8,795           348,018
Liberty Media Corp.+                                                    51,740           598,114
Westwood One, Inc.+                                                      7,560           256,511
                                                                                 ---------------
                                                                                       1,798,932
                                                                                 ---------------

CHEMICALS-0.44%
E.I. du Pont de Nemours & Co.                                            6,890           286,900
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-2.35%
Automatic Data Processing, Inc.                                          6,420           217,381
Dell Computer Corp.+                                                    11,850           378,726
International Business Machines Corp.                                    6,815           562,238
Lexmark International, Inc.+                                             5,265           372,604
                                                                                 ---------------
                                                                                       1,530,949
                                                                                 ---------------

COMPUTER NETWORK-0.44%
Cisco Systems, Inc.+                                                    17,305           288,820
                                                                                 ---------------

COMPUTER SOFTWARE-1.11%
Microsoft Corp.                                                         28,275           724,123
                                                                                 ---------------

COSMETICS & PERSONAL CARE-0.60%
Avon Products, Inc.                                                      1,465            91,123
Colgate-Palmolive Co.                                                    5,145           298,153
                                                                                 ---------------
                                                                                         389,276
                                                                                 ---------------

DIVERSIFIED OPERATIONS-0.83%
General Electric Co.                                                    18,910           542,339
                                                                                 ---------------
ELECTRONIC COMPONENTS-0.57%
Linear Technology Corp.                                                  5,815           187,301
Maxim Integrated Products, Inc.                                          5,325           182,062
                                                                                 ---------------
                                                                                         369,363
                                                                                 ---------------

ELECTRONICS - SEMICONDUCTORS-0.60%
Texas Instruments, Inc.                                                 22,300           392,480
                                                                                 ---------------

ENVIRONMENTAL CONTROLS-0.58%
Waste Management, Inc.                                                  15,870   $       382,308
                                                                                 ---------------

FINANCIAL SERVICES-1.06%
American Express Co.                                                     8,895           371,900
Goldman Sachs Group, Inc., The                                           3,845           322,019
                                                                                 ---------------
                                                                                         693,919
                                                                                 ---------------

FOOD PRODUCTS-0.38%
Campbell Soup Co.                                                        2,705            66,273
Kellogg Co.                                                              5,380           184,911
                                                                                 ---------------
                                                                                         251,184
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.26%
Sysco Corp.                                                              5,740           172,430
                                                                                 ---------------

HOUSEHOLD PRODUCTS-1.69%
Proctor & Gamble Co., The                                                9,535           850,331
Reckitt Benckiser, PLC                                                  13,913           255,301
                                                                                 ---------------
                                                                                       1,105,632
                                                                                 ---------------

INSURANCE-4.13%
AFLAC, Inc.                                                              4,445           136,684
Allstate Corp., The                                                      7,205           256,858
American International Group, Inc.                                       4,368           241,026
Berkshire Hathaway, Inc., Class B+                                         372           903,960
Marsh & McLennan Companies, Inc.                                        22,590         1,153,667
                                                                                 ---------------
                                                                                       2,692,195
                                                                                 ---------------

INTERNET SERVICES-0.70%
Yahoo!, Inc.+                                                           13,875           454,545
                                                                                 ---------------

LODGING-1.89%
Fairmont Hotels & Resorts, Inc.                                          5,081           118,895
Marriott International, Inc.                                            18,805           722,488
Starwood Hotels & Resorts Worldwide, Inc.                               13,695           391,540
                                                                                 ---------------
                                                                                       1,232,923
                                                                                 ---------------

MANUFACTURING-2.43%
3M Co.                                                                   6,655           858,362
Tyco International, Ltd.                                                38,190           724,846
                                                                                 ---------------
                                                                                       1,583,208
                                                                                 ---------------

MEDICAL PRODUCTS-1.26%
Johnson & Johnson                                                        7,820           404,294
Medtronic, Inc.                                                          8,665           415,660
                                                                                 ---------------
                                                                                         819,954
                                                                                 ---------------

MINING & METALS -
  FERROUS & NONFERROUS-0.29%
Potash Corporation of Saskatchewan                                       2,970           190,080
                                                                                 ---------------

MOTOR VEHICLE MANUFACTURING-0.69%
Bayerische Motoren Werke (BMW), AG                                      11,813           453,772
                                                                                 ---------------

MULTIMEDIA-3.84%
AOL Time Warner, Inc.+                                                  35,515           571,436
Fox Entertainment Group, Inc.+                                          11,710           337,014
Gannett Company, Inc.                                                   11,440           878,706
Viacom, Inc., Class B+                                                  16,423           717,028
                                                                                 ---------------
                                                                                       2,504,184
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-0.55%
Burlington Resources, Inc.                                               6,600           356,862
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                                 SHARES      MARKET VALUE
------------------------------------------------------------------------------------------------
  COMMON STOCK--CONTINUED

OIL & GAS - INTEGRATED-3.54%
El Paso Corp.                                                           38,525   $       311,282
EnCana Corp.                                                            10,955           419,154
Exxon Mobil Corp.                                                       26,920           966,697
Total, SA                                                                4,056           612,965
                                                                                 ---------------
                                                                                       2,310,098
                                                                                 ---------------

OIL & GAS PRODUCERS-1.01%
Anadarko Petroleum Corp.                                                 4,895           217,681
Apache Corp.                                                             6,766           440,196
                                                                                 ---------------
                                                                                         657,877
                                                                                 ---------------

PHARMACEUTICAL-3.69%
Forest Laboratories, Inc.+                                               7,550           413,363
Merck & Company, Inc.                                                    8,120           491,666
Pfizer, Inc.                                                            25,185           860,068
Roche Holding, AG                                                        8,233           645,815
                                                                                 ---------------
                                                                                       2,410,912
                                                                                 ---------------

RETAIL STORES-2.45%
Best Buy Company, Inc.+                                                 10,340           454,133
Costco Wholesale Corp.+                                                  9,430           345,138
Home Depot, Inc., The                                                    4,945           163,778
Walgreen Co.                                                             6,060           182,406
Wal-Mart Stores, Inc.                                                    8,440           452,975
                                                                                 ---------------
                                                                                       1,598,430
                                                                                 ---------------

TELECOMMUNICATIONS -
  EQUIPMENT & SERVICES-0.50%
Nokia Oyj, ADR                                                          19,775           324,903
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-0.47%
Verizon Communications, Inc.                                             7,715           304,357
                                                                                 ---------------

TEXTILES & APPAREL-0.35%
Mohawk Industries, Inc.+                                                 4,140           229,894
                                                                                 ---------------
TOYS-0.32%
Mattel, Inc.                                                            10,915           206,512
                                                                                 ---------------

TRANSPORTATION-1.08%
Canadian National Railway Co.                                            8,205           395,973
FedEx Corp.                                                              4,960           307,669
                                                                                 ---------------
                                                                                         703,642
                                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $31,355,521)                                                                  33,286,060
                                                                                 ---------------

  CONVERTIBLE PREFERRED STOCK--1.15%

MOTOR VEHICLE MANUFACTURING-0.92%
General Motors Corp., Series C,
  6.250%, due 07/15/33+                                                 12,410           309,009
General Motors Corp., Series B,
  5.250%, due 03/06/32                                                  13,130           294,112
                                                                                 ---------------
                                                                                         603,121
                                                                                 ---------------

PUBLISHING & PRINTING-0.23%
Tribune Co., 2.000%, due 05/15/29                                        1,795           150,331
                                                                                 ---------------

TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $866,341)                                                                        753,452
                                                                                 ---------------

  CORPORATE BONDS--24.25%

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.43%
Honeywell International, Inc.,
  5.125%, due 11/01/06                                         $       215,000   $       234,689
Honeywell International, Inc.,
  6.125%, due 11/01/11                                                 109,000           124,185
Lockheed Martin Corp., 7.250%, due 05/15/06                             85,000            96,802
Lockheed Martin Corp., 8.200%, due 12/01/09                            105,000           132,785
Lockheed Martin Corp., 7.650%, due 05/01/16                            270,000           343,587
                                                                                 ---------------
                                                                                         932,048
                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT-0.53%
Delphi Automotive Systems Corp.,
  6.125%, due 05/01/04                                                  39,000            39,916
Delphi Automotive Systems Corp.,
  6.550%, due 06/15/06                                                  95,000           101,927
Lear Corp., Series B, 7.960%, due 05/15/05                             190,000           202,350
                                                                                 ---------------
                                                                                         344,193
                                                                                 ---------------

BANKING-0.91%
Citigroup, Inc., 7.250%, due 10/01/10                                  200,000           242,323
Citigroup, Inc., 6.625%, due 06/15/32                                  121,000           139,821
U.S. Bancorp, 5.700%, due 12/15/08                                     140,000           157,619
U.S. Bancorp, 7.125%, due 12/01/09                                      47,000            56,817
                                                                                 ---------------
                                                                                         596,580
                                                                                 ---------------

BEVERAGES-3.53%
Anheuser-Busch Companies, Inc.,
  5.375%, due 09/15/08                                                 500,000           559,890
Anheuser-Busch Companies, Inc.,
  5.650%, due 09/15/08                                                 190,000           215,264
Anheuser-Busch Companies, Inc.,
  5.750%, due 04/01/10                                                  80,000            91,352
Anheuser-Busch Companies, Inc.,
  6.000%, due 04/15/11                                                 175,000           200,500
Anheuser-Busch Companies, Inc.,
  7.550%, due 10/01/30                                                  60,000            79,339
Anheuser-Busch Companies, Inc.,
  6.830%, due 01/15/31                                                  75,000            90,947
Anheuser-Busch Companies, Inc.,
  6.800%, due 08/20/32                                                  95,000           115,698
Coca-Cola Enterprises, Inc.,
  5.375%, due 08/15/06                                                 265,000           290,865
Coca-Cola Enterprises, Inc.,
  4.375%, due 09/15/09                                                 154,000           163,891
Coca-Cola Enterprises, Inc.,
  7.125%, due 09/30/09                                                 200,000           242,151
Coca-Cola Enterprises, Inc.,
  6.125%, due 08/15/11                                                 157,000           180,155
Pepsi Bottling Holdings, Inc., Series 144A,
  5.625%, due 02/17/09++                                                65,000            72,900
                                                                                 ---------------
                                                                                       2,302,952
                                                                                 ---------------

BROADCASTING-2.47%
Clear Channel Communications, Inc.,
  6.000%, due 11/01/06                                                 150,000           164,253
Clear Channel Communications, Inc.,
  4.625%, due 01/15/08                                                 127,000           133,135
Comcast Cable Communications, Inc.,
  6.375%, due 01/30/06                                                  14,000            15,277
Comcast Cable Communications, Inc.,
  6.750%, due 01/30/11                                                 262,000           300,742

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

BROADCASTING-CONTINUED
Comcast Cable Communications, Inc.,
  7.125%, due 06/15/13                                         $        66,000   $        77,113
Comcast Corp., 5.850%, due 01/15/10                                     35,000            38,510
Comcast Corp., 6.500%, due 01/15/15                                     38,000            42,736
Comcast Corp., 7.050%, due 03/15/33                                    139,000           154,380
Cox Communications, Inc.,
  7.500%, due 08/15/04                                                 170,000           180,429
Cox Communications, Inc.,
  7.750%, due 08/15/06                                                  70,000            80,765
Cox Communications, Inc.,
  7.125%, due 10/01/12                                                  90,000           107,472
CSC Holdings, Inc., 7.625%, due 04/01/11                                81,000            81,810
TCI Communications, Inc.,
  8.650%, due 09/15/04                                                  26,000            27,826
TCI Communications, Inc.,
  6.875%, due 02/15/06                                                 124,000           137,210
TCI Communications, Inc.,
  7.875%, due 08/01/13                                                  58,000            70,251
                                                                                 ---------------
                                                                                       1,611,909
                                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES-0.55%
Apple Computer, Inc., 6.500%, due 02/15/04                             130,000           132,925
Hewlett-Packard Co., 3.625%, due 03/15/08                              217,000           222,705
                                                                                 ---------------
                                                                                         355,630
                                                                                 ---------------

COMPUTER INFORMATION & TECHNOLOGY-0.14%
Sun Microsystems, Inc., 7.350%, due 08/15/04                            44,000            46,280
Sun Microsystems, Inc., 7.650%, due 08/15/09                            35,000            41,614
                                                                                 ---------------
                                                                                          87,894
                                                                                 ---------------

COSMETICS & PERSONAL CARE-0.27%
International Flavors & Fragrances, Inc.,
  6.450%, due 05/15/06                                                 155,000           173,050
                                                                                 ---------------

ENTERTAINMENT & LEISURE-0.08%
Six Flags, Inc., 9.750%, due 06/15/07                                   50,000            49,500
                                                                                 ---------------

ENVIRONMENTAL CONTROLS-0.10%
Allied Waste North America, Inc.,
  7.875%, due 04/15/13                                                  28,000            29,295
Waste Management, Inc., 7.000%, due 10/01/04                            33,000            34,997
                                                                                 ---------------
                                                                                          64,292
                                                                                 ---------------

FINANCIAL SERVICES-3.08%
Charles Schwab Corp., The,
  8.050%, due 03/01/10                                                 200,000           240,147
Duke Capital Corp., 6.250%, due 07/15/05                                93,000            98,644
Duke Capital Corp., 6.250%, due 02/15/13                                50,000            53,152
Gemstone Investors, Ltd., Series 144A,
  7.710%, due 10/31/04++                                                45,000            44,775
General Electric Capital Corp.,
  5.375%, due 04/23/04                                                 120,000           123,996
General Electric Capital Corp.,
  4.250%, due 01/28/05                                                 106,000           110,735
General Electric Capital Corp.,
  2.850%, due 01/30/06                                                 150,000           153,449
General Electric Capital Corp.,
  5.350%, due 03/30/06                                                 258,000           280,257
General Electric Capital Corp.,
  6.750%, due 03/15/32                                         $       182,000   $       212,861
General Motors Acceptance Corp.,
  5.360%, due 07/27/04                                                 114,000           117,218
General Motors Acceptance Corp.,
  5.250%, due 05/16/05                                                  91,000            93,650
Salomon Smith Barney Holdings, Inc.,
  6.500%, due 02/15/08                                                 117,000           134,588
Verizon Global Funding Corp.,
  6.125%, due 6/15/07                                                  162,000           182,362
Verizon Global Funding Corp.,
  4.000%, due 1/15/08                                                  159,000           166,000
                                                                                 ---------------
                                                                                       2,011,834
                                                                                 ---------------

FOOD PRODUCTS-0.93%
Dean Foods Co., 6.750%, due 06/15/05                                    37,000            38,110
Dean Foods Co., 6.625%, due 05/15/09                                    98,000           101,920
Dean Foods Co., 6.900%, due 10/15/17                                    25,000            25,500
General Mills, Inc., 5.125%, due 02/15/07                              125,000           136,166
General Mills, Inc., 6.000%, due 02/15/12                               85,000            95,961
Kellogg Co., 2.875%, due 06/01/08                                       87,000            86,388
Kellogg Co., Series B, 7.450%, due 04/01/31                             96,000           121,818
                                                                                 ---------------
                                                                                         605,863
                                                                                 ---------------

FOOD SERVICE & RESTAURANTS-0.17%
Yum! Brands, Inc., 7.700%, due 07/01/12                                100,000           114,000
                                                                                 ---------------

HEALTHCARE-0.08%
UnitedHealth Group, Inc., 5.200%, due 01/17/07                          50,000            54,455
                                                                                 ---------------

INSURANCE-0.71%
American General Finance Corp., Series F,
  5.875%, due 07/14/06                                                 155,000           171,031
AIG SunAmerica Global Financing IX,
  Series 144A, 5.100%, due 01/17/07++                                  130,000           142,089
Marsh & McLennan Companies, Inc.,
  5.375%, due 03/15/07                                                 135,000           148,638
                                                                                 ---------------
                                                                                         461,758
                                                                                 ---------------

LODGING-0.62%
HMH Properties, Inc., 7.875%, due 08/01/05                              67,000            68,173
John Q. Hammons Hotels, Inc.,
  8.875%, due 05/15/12                                                  52,000            54,600
Starwood Hotels & Resorts Worldwide, Inc.,
  6.750%, due 11/15/05                                                  69,000            72,019
Starwood Hotels & Resorts Worldwide, Inc.,
  7.375%, due 05/01/07                                                 128,000           134,720
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, due 05/01/12                                                  70,000            76,650
                                                                                 ---------------
                                                                                         406,162
                                                                                 ---------------

MACHINERY-0.34%
Black & Decker Corp., The,
  7.125%, due 06/01/11                                                 128,000           151,713
Stanley Works, The, Series 144A,
  4.900%, due 11/01/12++                                                68,000            70,945
                                                                                 ---------------
                                                                                         222,658
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CORPORATE BONDS--CONTINUED

MANUFACTURING-0.93%
SPX Corp., 7.500%, due 01/01/13$                                        76,000   $        82,270
Tyco International Group, SA,
  5.875%, due 11/01/04                                                 128,000           131,840
Tyco International Group, SA,
  6.375%, due 02/15/06                                                 218,000           227,265
Tyco International Group, SA,
  6.375%, due 10/15/11                                                 155,000           163,525
                                                                                 ---------------
                                                                                         604,900
                                                                                 ---------------

MULTIMEDIA-2.36%
AOL Time Warner, Inc., 5.625%, due 05/01/05                            263,000           279,208
AOL Time Warner, Inc., 6.150%, due 05/01/07                            229,000           257,609
AOL Time Warner, Inc., 9.150%, due 02/01/23                            255,000           321,938
AOL Time Warner, Inc., 7.700%, due 05/01/32                            187,000           218,310
Viacom, Inc., 7.750%, due 06/01/05                                     155,000           172,630
Viacom, Inc., 7.700%, due 07/30/10                                      42,000            51,992
Walt Disney Co., 4.875%, due 07/02/04                                  231,000           238,255
                                                                                 ---------------
                                                                                       1,539,942
                                                                                 ---------------

OIL & GAS - DISTRIBUTION & MARKETING-0.24%
Burlington Resources, Inc., 7.200%, due 08/15/31                       127,000           155,178
                                                                                 ---------------

OIL & GAS - INTEGRATED-0.85%
Conoco, Inc., 6.950%, due 04/15/29                                     140,000           168,442
Coastal Corp., The, 6.200%, due 05/15/04                                99,000            98,010
El Paso Corp., 7.000%, due 05/15/11                                    211,000           192,010
Sonat, Inc., 6.875%, due 06/01/05                                      100,000            98,000
                                                                                 ---------------
                                                                                         556,462
                                                                                 ---------------

OIL & GAS SERVICES & EQUIPMENT-0.08%
Hanover Equipment Trust, Series A,
  8.500%, due 09/01/08                                                  49,000            51,450
                                                                                 ---------------

PACKAGING & CONTAINERS-1.00%
Ball Corp., 6.875%, due 12/15/12                                       165,000           174,900
Owens-Illinois, Inc., 7.150%, due 05/15/05                              47,000            48,175
Sealed Air Corp., Series 144A,
  8.750%, due 07/01/08++                                               130,000           153,758
Sealed Air Corp., Series 144A,
  5.625%, due 07/15/13++                                               135,000           136,180
Sealed Air Corp., Series 144A,
  6.875%, due 07/15/33++                                               140,000           141,379
                                                                                 ---------------
                                                                                         654,392
                                                                                 ---------------

PHARMACEUTICAL-0.13%
Pfizer, Inc., 5.625%, due 02/01/06                             $        78,000   $        85,610
                                                                                 ---------------

RETAIL STORES-1.16%
Fred Meyer, Inc., 7.450%, due 03/01/08                                  78,000            90,884
J.C. Penney Company, Inc.,
  7.375%, due 08/15/08                                                  63,000            65,048
J.C. Penney Company, Inc.,
  8.000%, due 03/01/10                                                  63,000            65,993
Kroger Co., 7.800%, due 08/15/07                                        59,000            68,326
Kroger Co., 7.000%, due 05/01/18                                        30,000            34,919
Target Corp., 5.500%, due 04/01/07                                      70,000            76,928
Wal-Mart Stores, Inc., 5.450%, due 08/01/06                            160,000           176,683
Wal-Mart Stores, Inc., 6.875%, due 08/10/09                            150,000           180,534
                                                                                 ---------------
                                                                                         759,315
                                                                                 ---------------

TELECOMMUNICATIONS - INTEGRATED-0.13%
Verizon Maryland, Inc., 5.125%, due 06/15/33                            92,000            86,741
                                                                                 ---------------

TELECOMMUNICATIONS - WIRELESS-0.61%
AT&T Wireless Services, Inc.,
  7.350%, due 03/01/06                                                  59,000            66,206
AT&T Wireless Services, Inc.,
  7.500%, due 05/01/07                                                  96,000           110,661
VoiceStream Wireless Corp.,
  10.375%, due 11/15/09                                                191,000           222,038
                                                                                 ---------------
                                                                                         398,905
                                                                                 ---------------

TEXTILES & APPAREL-0.07%
Mohawk Industries, Inc., 7.200%, due 04/15/12                           40,000            46,873
                                                                                 ---------------

UTILITIES - ELECTRIC & GAS-0.75 %
Dominion Resources, Inc., 2.800%, due 02/15/05                          79,000            80,042
Dominion Resources, Inc., 4.125%, due 02/15/08                          51,000            53,379
Duke Energy Corp., 6.250%, due 01/15/12                                 50,000            56,030
Illinois Power Corp., Series 144A,
  11.500%, due 12/15/10++                                              136,000           155,380
MidAmerican Energy Holdings Co., Series 144A,
  3.500%, due 05/15/08++                                               141,000           141,758
                                                                                 ---------------
                                                                                         486,589
                                                                                 ---------------

TOTAL CORPORATE BONDS
  (Cost $14,548,337)                                                                  15,821,135
                                                                                 ---------------

                       See notes to financial statements.

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS--0.21%

ELECTRONICS - SEMICONDUCTORS-0.21%
LSI Logic Corp., 4.000%, due 02/15/05                          $       137,000   $       134,945
                                                                                 ---------------

TOTAL CONVERTIBLE BONDS
  (Cost $134,068)                                                                        134,945
                                                                                 ---------------

  FOREIGN BONDS--0.33%

FOREIGN GOVERNMENT-0.33%
Bundesrepublik Deutschland,
  5.000%, due 07/04/12                                                 170,000           213,711
                                                                                 ---------------

TOTAL FOREIGN BONDS
  (Cost $185,672)                                                                        213,711
                                                                                 ---------------

  GOVERNMENT & AGENCY
    OBLIGATIONS--15.07%

GOVERNMENT AGENCY-7.84%
Fannie Mae, 1.875%, due 12/15/04                                       604,000           609,439
Fannie Mae, 2.125%, due 04/15/06                                       565,000           570,936
Fannie Mae, 5.500%, due 05/02/06                                       325,000           356,809
Fannie Mae, 4.750%, due 01/02/07                                       143,000           154,407
Fannie Mae, 5.000%, due 01/15/07                                       300,000           330,196
Fannie Mae, 2.500%, due 06/15/08                                        80,000            79,616
Fannie Mae, 5.250%, due 01/15/09                                       124,000           139,230
Fannie Mae, 6.375%, due 06/15/09                                        27,000            31,976
Fannie Mae, 6.250%, due 02/01/11                                       171,000           197,201
Fannie Mae, 5.375%, due 11/15/11                                       296,000           332,920
Fannie Mae, 6.125%, due 03/15/12                                        27,000            31,842
Federal Home Loan Bank,
  6.500%, due 11/15/05                                                 480,000           535,668
Freddie Mac, 1.875%, due 01/15/05                                      603,000           608,411
Freddie Mac, 4.250%, due 06/15/05                                      330,000           348,025
Freddie Mac, 2.375%, due 04/15/06                                      486,000           493,766
Freddie Mac, 5.750%, due 04/15/08                                       87,000            99,415
Freddie Mac, 5.750%, due 03/15/09                                       36,000            41,350
Freddie Mac, 7.000%, due 03/15/10                                       34,000            41,679
Freddie Mac, 5.875%, due 03/21/11                                       41,000            46,120
Freddie Mac, 6.250%, due 07/15/32                                       58,000            68,244
                                                                                 ---------------
                                                                                       5,117,250
                                                                                 ---------------

U.S. TREASURY BILLS,
  BONDS, AND NOTES-7.23%
U.S. Treasury Note, 6.500%, due 05/15/05                       $       160,000   $       175,475
U.S. Treasury Note, 4.625%, due 05/15/06                               323,000           350,139
U.S. Treasury Note, 3.500%, due 11/15/06                               349,000           367,882
U.S. Treasury Note, 2.625%, due 05/15/08                                69,000            69,631
U.S. Treasury Note, 5.625%, due 05/15/08                               341,000           390,924
U.S. Treasury Note, 6.000%, due 08/15/09                                70,000            82,570
U.S. Treasury Note, 6.500%, due 02/15/10                                 6,000             7,279
U.S. Treasury Note, 5.750%, due 08/15/10                               143,000           167,383
U.S. Treasury Note, 5.000%, due 08/15/11                               127,000           142,458
U.S. Treasury Note, 4.375%, due 08/15/12                                30,000            32,167
U.S. Treasury Bond, 7.250%, due 05/15/16                               491,000           652,992
U.S. Treasury Bond, 8.125%, due 08/15/19                                68,000            98,348
U.S. Treasury Bond, 7.875%, due 02/15/21                               291,000           415,448
U.S. Treasury Bond, 7.250%, due 08/15/22                               255,000           345,495
U.S. Treasury Bond, 6.250%, due 08/15/23                               452,000           553,665
U.S. Treasury Bond, 6.000%, due 02/15/26                               293,000           350,238
U.S. Treasury Bond, 5.250%, due 02/15/29                               152,000           165,508
U.S. Treasury Bond, 6.250%, due 05/15/30                               216,000           268,903
U.S. Treasury Bond, 5.375%, due 02/15/31                                70,000            78,824
                                                                                 ---------------
                                                                                       4,715,329
                                                                                 ---------------

TOTAL GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $9,269,616)                                                                    9,832,579
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $56,359,555)                                                     92.02%       60,041,882
Other assets, less liabilities                                            7.98         5,205,688
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    65,247,570
                                                               ===============   ===============

+  Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. The security is restricted from sale to the public and may only be sold to a qualified institutional buyer. At June 30, 2003, the market value of the 144A securities was $1,059,164 or 1.62% of net assets.

                       See notes to financial statements.

MONEY MARKET PORTFOLIO

[CHART]

Short-Term Obligations   100.00%

                       NUMBER OF HOLDINGS
             ---------------------------------------
                              21

                                            PERCENT OF
PORTFOLIO QUALITY                          PORTFOLIO++
------------------------------------------------------
AAA                                           100.00%
7 Day Effective yield                           0.53%
Dollar Weighted
  Average Maturity                           27 days

  ++  Represents market value of investments plus cash.

  AVERAGE ANNUAL TOTAL RETURNS

                          MONEY
                          MARKET
YTD                        0.35%
1 YEAR                     0.93%
5 YEAR                     3.62%
10 YEAR                    3.96%
INCEPTION                  4.61%

                                 INCEPTION DATE
                                 AUGUST 1, 1985

Past performance is not indicative of future results.

Shares of the Portfolio are offered only through the variable products of Jefferson Pilot Financial and its affiliates. Total returns do not reflect any separate account expenses imposed on the policies which may include a premium tax charge (based on the average of state and municipal premium taxes), account fees, cost of insurance, mortality expenses and surrender charges, as applicable. Total return figures for periods of less than one year have not been annualized.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other U.S. Government agency.

                                PORTFOLIO MANAGER
                    Massachusetts Financial Services Company
                                (Since 08/28/97)

                        INVESTMENT OBJECTIVE AND STRATEGY

    Seeks the highest possible current income consistent with preservation of capital and liquidity by primarily investing in short-term money market instruments.

                            NET ASSETS AS OF 06/30/03
                                   $69,085,750

     MANAGEMENT REVIEW AND OUTLOOK

     For the six months ended June 30, 2003, the JPVF Money Market Portfolio provided a total return of 0.35%, compared to a return of 0.60% for the Merrill Lynch Treasury Bill Index (0-3 months).

     A FAIRLY STABLE INTEREST RATE ENVIRONMENT

     During the period, there was tremendous uncertainty within the marketplace as well as the geopolitical arena. High levels of jobless claims, volatile energy prices, and the war in Iraq all contributed to restrained business and consumer spending.

     The U.S. Federal Reserve Board (the Fed) held short-term interest rates steady from January 1, 2003 through June 24. However, on June 25, the Fed cut the federal funds rate by 0.25% to 1.00%. The quarter of a percent reduction was less than the 0.50% that some investment professionals had anticipated. The smaller cut was viewed by many as a sign of optimism by the Fed. In fact, the Fed stated in its release that accompanied the cut, "Recent signs point to a firming in spending, markedly improved financial conditions, and labor and product markets that are stabilizing."

     Low interest rates throughout the period led us to concentrate Portfolio investments in high-quality commercial paper and asset-backed commercial paper. These short-term obligations typically yielded three to five basis points (0.03% to 0.05%) more than government paper of similar maturity.

     LIMITED SUPPLY OF COMMERCIAL PAPER

     The precarious nature of the economy caused companies to cut costs by reducing overhead, cutting the size of their workforce, and pulling back on merger and acquisition activity. As a result, companies had less need to finance debt through the commercial paper market, and supplies of commercial paper became tight. However, demand for all types of high-quality short-term debt, including commercial paper, was strong throughout the six-month reporting period.

     Constricted supply and continued demand caused the money market yield curve to flatten. Investors were unable to earn additional yield by investing in instruments of longer maturities. Given the flattened yield curve, we saw no compelling argument to invest in longer maturities. Until the Fed's interest rate cut in June, we had targeted an average maturity for the Portfolio at about 50 days. After the cut, we revised our target maturity downward to 40 to 45 days.

     COMMITMENT TO QUALITY

     Regardless of market or economic conditions, we will maintain the Portfolio's high quality as we focus on the Portfolios' objectives of income, capital preservation, and liquidity.

THE VIEWS EXPRESSED IN THIS DISCUSSION REFLECT THE ANALYSIS AND OPINIONS OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE FUND HAS NO OBLIGATION TO UPDATE SUCH VIEWS. THESE VIEWS SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS (A)

                                                      (UNAUDITED)
                                                      SIX MONTHS         YEAR ENDED         YEAR ENDED
                                                      ENDED JUNE          DECEMBER           DECEMBER
                                                       30, 2003           31, 2002           31, 2001
  Net asset value, beginning of period              $         10.81    $         10.98    $         10.92

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.03               0.14               0.36
  Net gains and losses on securities
    (both realized and unrealized)                             0.01                                  0.04
                                                    ---------------    ---------------    ---------------

    Total from investment operations                           0.04               0.14               0.40

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.13)             (0.31)             (0.34)
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.13)             (0.31)             (0.34)

Net asset value, end of period                      $         10.72    $         10.81    $         10.98
                                                    ===============    ===============    ===============

Total Return (B)                                               0.35%              1.22%              3.77%

Ratios to Average Net Assets: (C)
  Expenses                                                     0.58%              0.57%              0.59%
  Net investment income                                        0.70%              1.27%              3.32%

Portfolio Turnover Rate (D)                                     N/A                N/A                N/A

Net Assets, At End of Period                        $    69,085,750    $    73,809,628    $    65,665,740

                                                      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       DECEMBER           DECEMBER           DECEMBER
                                                       31, 2000           31, 1999           31, 1998
  Net asset value, beginning of period              $         10.85    $         10.37    $         10.23

  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.64               0.44               0.35
  Net gains and losses on securities
    (both realized and unrealized)                            (0.03)              0.04               0.14
                                                    ---------------    ---------------    ---------------

    Total from investment operations                           0.61               0.48               0.49

  LESS DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                        (0.54)                                (0.35)
  Dividends in excess of net
    investment income
  Distributions from capital gains
  Distributions in excess of capital gains
                                                    ---------------    ---------------    ---------------

  Total distributions                                         (0.54)              0.00              (0.35)

Net asset value, end of period                      $         10.92    $         10.85    $         10.37
                                                    ===============    ===============    ===============

Total Return (B)                                               5.90%              4.57%              4.86%

Ratios to Average Net Assets: (C)
  Expenses                                                     0.57%              0.60%              0.64%
  Net investment income                                        5.74%              4.46%              4.74%

Portfolio Turnover Rate (D)                                     N/A                N/A                N/A

Net Assets, At End of Period                        $    30,304,739    $    36,381,953    $    24,416,645

(A) Per share information is based on average shares outstanding.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges that apply to the separate account or related insurance policies. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. Total return figures for periods of less than one year have not been annualized.

(C) Ratio's are calculated on an annualized basis.

(D) There were no purchases and/or sales of securities other than short term obligations during the period. Therefore, the portfolio turnover rate has not been calculated.

                       See notes to financial statements.

        SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMPANY                                                        PRINCIPAL VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
  SHORT-TERM OBLIGATIONS--100.05%

AGRICULTURAL OPERATIONS-5.04%
Archer-Daniels-Midland Co.,
  1.210%, due 11/04/03                                         $     2,050,000   $     2,042,407
Cargill, Inc., 1.260%, due 07/01/03                                  1,442,000         1,442,000
                                                                                 ---------------
                                                                                       3,484,407
                                                                                 ---------------

BANKING-8.20%
Bank of America Corp.,
  1.230%, due 07/10/03                                               2,900,000         2,899,108
Citigroup, Inc., 1.300%, due 07/01/03                                1,068,000         1,068,000
Citigroup, Inc., 1.260%, due 07/24/03                                1,700,000         1,698,632
                                                                                 ---------------
                                                                                       5,665,740
                                                                                 ---------------

BEVERAGES-7.52%
Coca Cola Co., The, 1.180%, due 07/18/03                             3,200,000         3,198,217
Coca Cola Enterprises, The,
  1.220%, due 08/11/03                                               2,000,000         1,997,221
                                                                                 ---------------
                                                                                       5,195,438
                                                                                 ---------------

FINANCIAL SERVICES-15.22%
American Express Credit Co.,
  1.240%, due 07/11/03                                               2,983,000         2,981,973
General Electric Capital Corp.,
  1.370%, due 07/01/03                                               1,164,000         1,164,000
General Electric Capital Corp.,
  1.200%, due 08/12/03                                               1,605,000         1,602,753
Goldman Sachs Group, Inc., The,
  1.260%, due 08/22/03                                               2,000,000         1,996,360
Merrill Lynch & Company, Inc.,
  1.300%, due 07/01/03                                               2,767,000         2,767,000
                                                                                 ---------------
                                                                                      10,512,086
                                                                                 ---------------

GOVERNMENT AGENCY-64.07%
Fannie Mae, 1.160%, due 07/02/03                               $     7,400,000   $     7,399,761
Fannie Mae, 1.180%, due 08/20/03                                     5,000,000         4,991,806
Federal Farm Credit Bank,
  1.230%, due 08/04/03                                               1,486,000         1,484,274
Federal Home Loan Bank,
  0.950%, due 07/01/03                                              16,211,000        16,210,570
Federal Home Loan Bank,
  1.160%, due 08/06/03                                               5,000,000         4,994,200
Federal Home Loan Bank,
  1.070%, due 09/03/03                                               1,500,000         1,497,440
Freddie Mac, 1.220%, due 08/29/03                                    3,700,000         3,692,602
Freddie Mac, 1.275%, due 02/26/04                                    1,000,000           993,467
Student Loan Marketing Association,
  0.960%, due 08/12/03                                               3,000,000         2,996,712
                                                                                 ---------------
                                                                                      44,260,832
                                                                                 ---------------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $69,115,155)                                                                  69,118,503
                                                                                 ---------------

TOTAL INVESTMENTS
  (Cost $69,115,155)                                                    100.05%       69,118,503
   Other assets, less liabilities                                        (0.05)          (32,753)
                                                               ---------------   ---------------

TOTAL NET ASSETS                                                        100.00%  $    69,085,750
                                                               ===============   ===============

                       See notes to financial statements.

                      [This page intentionally left blank]

                       STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003 (UNAUDITED)

                                                                                     SMALL            MID-CAP
                                                                    GROWTH          COMPANY           GROWTH
                                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO
ASSETS
Investments, at cost                                             $  29,346,903    $  53,869,541    $  13,985,074
                                                                 =============    =============    =============

Investments, at market value (Notes B and C)                     $  34,330,285    $  57,411,777    $  15,835,617
Cash*                                                                  359,088        1,189,540        1,589,919
Foreign currency (Cost $63,036; $15,936;
  and $110,211; respectively)
Accrued investment income, net of foreign taxes                          5,778           11,980            3,241
Receivable for portfolio securities sold                             1,137,413          503,921          274,763
Receivable for foreign currency contracts
Receivable for daily variation
  on futures contracts
                                                                 -------------    -------------    -------------
    TOTAL ASSETS                                                    35,832,564       59,117,218       17,703,540

LIABILITIES

Amounts owed to banks
Payable for portfolio securities purchased                             966,776          496,566        1,144,903
Payable for foreign currency contracts
Accrued investment advisory fees (Note E)                               22,314           37,388           12,202
Accrued custody fees                                                     2,845            2,648            1,660
Accrued expenses                                                         2,356            3,785            1,656
                                                                 -------------    -------------    -------------
  TOTAL LIABILITIES                                                    994,291          540,387        1,160,421

NET ASSETS                                                       $  34,838,273    $  58,576,831    $  16,543,119
                                                                 =============    =============    =============

NET ASSETS CONSIST OF:

Par value                                                        $      31,889    $      50,966    $      23,298
Capital paid in                                                     67,534,227       86,403,854       20,724,434
Undistributed net investment income (loss)                             (86,813)        (178,752)         (61,244)
Accumulated net realized gain (loss)                               (37,624,412)     (31,241,473)      (5,993,912)
Net unrealized gain (loss) on investments                            4,983,382        3,542,236        1,850,543
Net unrealized loss on future contracts
Net unrealized gain (loss) on translation of
  assets and liabilities in foreign currency
                                                                 -------------    -------------    -------------

NET ASSETS                                                       $  34,838,273    $  58,576,831    $  16,543,119
                                                                 -------------    -------------    -------------

Shares of common stock outstanding
  ($0.01 par value, 1,000,000,000 shares authorized)                 3,188,853        5,096,543        2,329,796
                                                                 =============    =============    =============

Net asset value, offering & redemption
  price per share                                                $       10.93    $       11.49    $        7.10
                                                                 =============    =============    =============

                                                                   STRATEGIC         MID-CAP          CAPITAL
                                                                    GROWTH            VALUE           GROWTH
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
ASSETS
Investments, at cost                                             $  73,989,096    $  25,844,578    $ 179,718,428
                                                                 =============    =============    =============

Investments, at market value (Notes B and C)                     $  79,610,251    $  27,394,413    $ 174,836,831
Cash*                                                                  657,833          749,740          955,513
Foreign currency (Cost $63,036; $15,936;
  and $110,211; respectively)                                           61,895
Accrued investment income, net of foreign taxes                         80,928           28,898           49,624
Receivable for portfolio securities sold                               436,972          152,985
Receivable for foreign currency contracts
Receivable for daily variation
  on futures contracts
                                                                 -------------    -------------    -------------
    TOTAL ASSETS                                                    80,847,879       28,326,036      175,841,968

LIABILITIES

Amounts owed to banks
Payable for portfolio securities purchased                             314,988          196,239          307,279
Payable for foreign currency contracts
Accrued investment advisory fees (Note E)                               55,442           24,863          126,175
Accrued custody fees                                                     3,843            1,304              357
Accrued expenses                                                         4,142            1,833            8,530
                                                                 -------------    -------------    -------------
    TOTAL LIABILITIES                                                  378,415          224,239          442,341

NET ASSETS                                                       $  80,469,464    $  28,101,797    $ 175,399,627
                                                                 =============    =============    =============


NET ASSETS CONSIST OF:

Par value                                                        $      71,630    $      28,506    $     101,327
Capital paid in                                                    157,891,488       28,473,902      243,701,824
Undistributed net investment income (loss)                             (81,009)           2,370           76,819
Accumulated net realized gain (loss)                               (83,033,082)      (1,953,306)     (63,598,746)
Net unrealized gain (loss) on investments                            5,621,155        1,549,835       (4,881,597)
Net unrealized loss on future contracts
Net unrealized gain (loss) on translation of
   assets and liabilities in foreign currency                             (718)             490
                                                                 -------------    -------------    -------------

NET ASSETS                                                       $  80,469,464    $  28,101,797    $ 175,399,627
                                                                 -------------    -------------    -------------

Shares of common stock outstanding
   ($0.01 par value, 1,000,000,000 shares authorized)                7,163,013        2,850,628       10,132,672
                                                                 =============    =============    =============

Net asset value, offering & redemption
   price per share                                               $       11.23    $        9.86    $       17.31
                                                                 =============    =============    =============

    * For the S&P 500 Index Portfolio, includes $6,118,140 of cash pledged to cover collateral requirements for futures contracts. (Note B)

                       See notes to financial statements.

                                                                                                      INTER-
                                                                   SMALL-CAP                         NATIONAL          S&P 500
                                                                     VALUE            VALUE           EQUITY            INDEX
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
ASSETS
Investments, at cost                                             $  33,055,907    $  63,076,190    $  24,673,210    $ 236,618,783
                                                                 =============    =============    =============    =============

Investments, at market value (Notes B and C)                     $  33,986,170    $  68,267,549    $  26,782,214    $ 178,607,120
Cash*                                                                1,848,024        4,746,169                         6,320,861
Foreign currency (Cost $63,036; $15,936;
   and $110,211; respectively)
Accrued investment income, net of foreign taxes                         22,334           98,225           54,644          248,489
Receivable for portfolio securities sold                                76,846                         1,694,881          550,606
Receivable for foreign currency contracts
Receivable for daily variation
   on futures contracts                                                                                                     1,920
                                                                 -------------    -------------    -------------    -------------
     TOTAL ASSETS                                                   35,933,374       73,111,943       28,531,739      185,728,996

LIABILITIES

Amounts owed to banks                                                                                    138,690
Payable for portfolio securities purchased                             172,045                         1,244,511
Payable for foreign currency contracts                                                                     1,449
Accrued investment advisory fees (Note E)                               39,396           47,011           23,043           38,385
Accrued custody fees                                                       968              303            9,587
Accrued expenses                                                         2,730            3,685            2,078            6,397
                                                                 -------------    -------------    -------------    -------------
     TOTAL LIABILITIES                                                 215,139           50,999        1,419,358           44,782

NET ASSETS                                                       $  35,718,235    $  73,060,944    $  27,112,381    $ 185,684,214
                                                                 =============    =============    =============    =============

NET ASSETS CONSIST OF:

Par value                                                        $      34,295    $      43,605    $      38,672    $     275,276
Capital paid in                                                     36,140,035       77,511,402       47,343,161      257,600,745
Undistributed net investment income (loss)                             (50,225)         321,641          216,800        1,252,165
Accumulated net realized gain (loss)                                (1,336,133)     (10,007,063)     (22,592,595)     (15,279,471)
Net unrealized gain (loss) on investments                              930,263        5,191,359        2,109,004      (58,011,663)
Net unrealized loss on future contracts                                                                                  (152,838)
Net unrealized gain (loss) on translation of
  assets and liabilities in foreign currency                                                              (2,661)
                                                                 -------------    -------------    -------------    -------------

NET ASSETS                                                       $  35,718,235    $  73,060,944    $  27,112,381    $ 185,684,214
                                                                 -------------    -------------    -------------    -------------

Shares of common stock outstanding
   ($0.01 par value, 1,000,000,000 shares authorized)                3,429,535        4,360,489        3,867,137       27,527,640
                                                                 =============    =============    =============    =============

Net asset value, offering & redemption
   price per share                                               $       10.41    $       16.76    $        7.01    $        6.75
                                                                 =============    =============    =============    =============

                                                                    WORLD             HIGH
                                                                    GROWTH            YIELD                             MONEY
                                                                    STOCK             BOND           BALANCED           MARKET
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
ASSETS
Investments, at cost                                             $  99,725,711    $  22,227,863    $  56,359,555    $  69,115,155
                                                                 =============    =============    =============    =============

Investments, at market value (Notes B and C)                     $  95,694,235    $  22,514,277    $  60,041,882    $  69,118,503
Cash*                                                                2,066,101        1,472,768        5,571,364
Foreign currency (Cost $63,036; $15,936;
   and $110,211; respectively)                                                           15,436          111,675
Accrued investment income, net of foreign taxes                        327,870          458,710          377,672              222
Receivable for portfolio securities sold                                59,768          113,988          412,562       22,715,000
Receivable for foreign currency contracts                                                 1,731
Receivable for daily variation
   on futures contracts
                                                                 -------------    -------------    -------------    -------------
     TOTAL ASSETS                                                   98,147,974       24,576,910       66,515,155       91,833,725

LIABILITIES

Amounts owed to banks                                                                                                      63,642
Payable for portfolio securities purchased                             405,564          776,884        1,217,088       22,651,339
Payable for foreign currency contracts
Accrued investment advisory fees (Note E)                               63,204           14,864           41,783           29,547
Accrued custody fees                                                     4,087            2,263            2,172              584
Accrued expenses                                                         5,510            5,645            6,542            2,863
                                                                 -------------    -------------    -------------    -------------
     TOTAL LIABILITIES                                                 478,365          799,656        1,267,585       22,747,975

NET ASSETS                                                       $  97,669,609    $  23,777,254    $  65,247,570    $  69,085,750
                                                                 =============    =============    =============    =============

NET ASSETS CONSIST OF:

Par value                                                        $      54,408    $      31,251    $      55,651    $      64,474
Capital paid in                                                    106,812,699       26,891,286       69,807,574       68,755,384
Undistributed net investment income (loss)                             339,822          681,022          618,887          262,528
Accumulated net realized gain (loss)                                (5,527,479)      (4,113,949)      (8,918,975)              16
Net unrealized gain (loss) on investments                           (4,031,476)         286,414        3,682,327            3,348
Net unrealized loss on future contracts
Net unrealized gain (loss) on translation of assets
  and liabilities in foreign currency                                   21,635            1,230            2,106
                                                                 -------------    -------------    -------------    -------------

NET ASSETS                                                       $  97,669,609    $  23,777,254    $  65,247,570    $  69,085,750
                                                                 -------------    -------------    -------------    -------------


Shares of common stock outstanding
   ($0.01 par value, 1,000,000,000 shares authorized)                5,440,859        3,125,013        5,565,087        6,447,384
                                                                 =============    =============    =============    =============

Net asset value, offering & redemption
   price per share                                               $       17.95    $        7.61    $       11.72    $       10.72
                                                                 =============    =============    =============    =============

                             STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                     SMALL            MID-CAP
                                                                    GROWTH          COMPANY           GROWTH
                                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO
INVESTMENT INCOME
Income:
  Interest                                                       $       4,870    $       7,578    $       1,932
  Dividends                                                             52,618           43,870           10,836
  Security lending (Note B)
  Foreign taxes withheld                                                (1,580)            (140)             (27)
                                                                 -------------    -------------    -------------
    Total investment income                                             55,908           51,308           12,741
                                                                 -------------    -------------    -------------

Expenses:
  Advisory fees (Note E)                                               121,486          193,448           57,321
  Custodian fees                                                         7,080           13,788            8,764
  Shareholder reports                                                    6,181            9,816            2,396
  Professional fees                                                      3,074            4,890            1,203
  Directors fees                                                           460              731              180
  Security valuation                                                     2,904            4,940            3,515
  Miscellaneous expenses                                                 1,536            2,447              606
                                                                 -------------    -------------    -------------

    Gross expenses                                                     142,721          230,060           73,985
    Expenses paid by JPIA (Note E)
                                                                 -------------    -------------    -------------
    Total net expenses                                                 142,721          230,060           73,985

    Net investment income (loss)                                       (86,813)        (178,752)         (61,244)
                                                                 -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

Net realized gain (loss) on investments                                (64,004)      (8,937,712)         612,114
Net realized gain on futures contracts
Net realized gain (loss) from foreign
  currency transactions
Net unrealized gain on investments                                   4,761,565       17,869,122        1,900,542
Net unrealized gain on futures contracts
Net unrealized gain (loss) on translation of assets
  and liabilities in foreign currency
                                                                 -------------    -------------    -------------

  Net realized and unrealized loss on
  investments and foreign currency                                   4,697,561        8,931,410        2,512,656
                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets
  resulting from operations                                      $   4,610,748    $   8,752,658    $   2,451,412
                                                                 =============    =============    =============

                                                                   STRATEGIC         MID-CAP          CAPITAL
                                                                    GROWTH            VALUE           GROWTH
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
INVESTMENT INCOME
Income:
  Interest                                                       $      10,444    $       2,435    $      22,171
  Dividends                                                            308,063          156,026          815,954
  Security lending (Note B)
  Foreign taxes withheld                                                (6,514)          (6,163)         (10,589)
                                                                 -------------    -------------    -------------
    Total investment income                                            311,993          152,298          827,536
                                                                 -------------    -------------    -------------

Expenses:
  Advisory fees (Note E)                                               297,904          130,548          689,147
  Custodian fees                                                        19,183            7,244            2,093
  Shareholder reports                                                   14,228            4,740           31,760
  Professional fees                                                      7,066            2,357           15,764
  Directors fees                                                         1,057              352            2,358
  Security valuation                                                     5,468            2,564            3,373
  Miscellaneous expenses                                                 3,526            1,177            6,222
                                                                 -------------    -------------    -------------

    Gross expenses                                                     348,432          148,982          750,717
    Expenses paid by JPIA (Note E)
                                                                 -------------    -------------    -------------
    Total net expenses                                                 348,432          148,982          750,717


    Net investment income (loss)                                       (36,439)           3,316           76,819
                                                                 -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

Net realized gain (loss) on investments                             (2,385,824)        (564,501)     (19,863,124)
Net realized gain on futures contracts
Net realized gain (loss) from foreign
  currency transactions                                                (44,587)            (946)
Net unrealized gain on investments                                  13,251,174        4,172,524       38,488,133
Net unrealized gainon futures contracts
Net unrealized gain (loss) on translation of assets
  and liabilities in foreign currency                                   (2,349)             205
                                                                 -------------    -------------    -------------

  Net realized and unrealized loss on
  investments and foreign currency                                  10,818,404        3,607,282       18,625,009
                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets
  resulting from operations                                      $  10,781,965    $   3,610,598    $  18,701,828
                                                                 =============    =============    =============

                       See notes to financial statements.

                                                                                                      INTER-
                                                                    SMALL-CAP                        NATIONAL          S&P 500
                                                                     VALUE            VALUE           EQUITY            INDEX
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
INVESTMENT INCOME
Income:
  Interest                                                       $       7,192    $      20,174    $       1,159    $      33,411
  Dividends                                                            126,794          591,584          358,480        1,454,288
  Security lending (Note B)                                                                                                   452
  Foreign taxes withheld                                                                 (6,113)         (39,383)
                                                                 -------------    -------------    -------------    -------------
    Total investment income                                            133,986          605,645          320,256        1,488,151
                                                                 -------------    -------------    -------------    -------------

Expenses:
  Advisory fees (Note E)                                               167,607          256,598          123,107          202,274
  Custodian fees                                                         5,620            1,884           17,275           15,681
  Shareholder reports                                                    4,779           13,100            4,702           32,119
  Professional fees                                                      2,432            6,494            2,334           15,986
  Directors fees                                                           362              972              349            2,390
  Security valuation                                                     2,170            1,721            4,522           14,673
  Miscellaneous expenses                                                 1,241            3,235            1,431           14,242
                                                                 -------------    -------------    -------------    -------------

    Gross expenses                                                     184,211          284,004          153,720          297,365
    Expenses paid by JPIA (Note E)                                                                                        (61,379)
                                                                 -------------    -------------    -------------    -------------
    Total net expenses                                                 184,211          284,004          153,720          235,986

    Net investment income (loss)                                       (50,225)         321,641          166,536        1,252,165
                                                                 -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on investments                               (412,027)      (4,669,917)      (2,631,710)        (587,331)
Net realized gain on futures contracts                                                                                    343,615
Net realized gain (loss) from foreign                                                                     50,264
Net unrealized gain on investments                                   2,959,687       11,640,617        3,732,491       17,787,755
Net unrealized gainon futures contracts                                                                                   125,362
Net unrealized gain (loss) on translation of
  assets and liabilities in foreign currency                                                             (12,279)
                                                                 -------------    -------------    -------------    -------------

  Net realized and unrealized loss on
  investments and foreign currency                                   2,547,660        6,970,700        1,138,766       17,669,401
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
  resulting from operations                                      $   2,497,435    $   7,292,341    $   1,305,302    $  18,921,566
                                                                 =============    =============    =============    =============

                                                                    WORLD             HIGH
                                                                    GROWTH           YIELD                              MONEY
                                                                    STOCK             BOND           BALANCED           MARKET
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
INVESTMENT INCOME
Income:
  Interest                                                       $       4,378    $     813,950    $     655,632    $     482,743
  Dividends                                                          1,791,738            7,297          242,854
  Security lending (Note B)
  Foreign taxes withheld                                               (90,637)             (37)          (6,540)
                                                                 -------------    -------------    -------------    -------------
    Total investment income                                          1,605,479          821,210          891,946          482,743
                                                                 -------------    -------------    -------------    -------------

Expenses:
  Advisory fees (Note E)                                               343,094           72,044          233,418          189,689
  Custodian fees                                                        11,675           11,733            9,890            3,576
  Shareholder reports                                                   17,515            3,594           11,933           14,790
  Professional fees                                                      8,682            1,819            5,911            7,237
  Directors fees                                                         1,299              271              884            1,085
  Security valuation                                                     7,080           18,119           10,794              278
  Miscellaneous expenses                                                 4,323              924            3,209            3,559
                                                                 -------------    -------------    -------------    -------------

    Gross expenses                                                     393,668          108,504          276,039          220,214
    Expenses paid by JPIA (Note E)
                                                                 -------------    -------------    -------------    -------------
    Total net expenses                                                 393,668          108,504          276,039          220,214

    Net investment income (loss)                                     1,211,811          712,706          615,907          262,529
                                                                 -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on investments                                691,182         (206,758)        (675,994)              16
Net realized gain on futures contracts
Net realized gain (loss) from foreign                                  (14,289)          (7,913)           2,981
Net unrealized gain on investments                                   6,077,338        1,453,813        3,998,406            1,596
Net unrealized gainon futures contracts
Net unrealized gain (loss) on translation of assets
  and liabilities in foreign currency                                    4,897            2,480              295
                                                                 -------------    -------------    -------------    -------------

  Net realized and unrealized loss on
  investments and foreign currency                                   6,759,128        1,241,622        3,325,688            1,612
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
  resulting from operations                                      $   7,970,939    $   1,954,328    $   3,941,595    $     264,141
                                                                 =============    =============    =============    =============

                       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                SMALL
                                                                            GROWTH                             COMPANY
                                                                           PORTFOLIO                          PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                  (UNAUDITED)        YEAR           (UNAUDITED)         YEAR
                                                                  SIX MONTHS         ENDED           SIX MONTHS         ENDED
                                                                  ENDED JUNE        DECEMBER         ENDED JUNE       DECEMBER
                                                                   30, 2003         31, 2002          30, 2003        31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income (loss)                                   $     (86,813)   $    (222,397)   $    (178,752)   $    (474,051)
  Net realized gain (loss) on
     security transactions                                             (64,004)      (8,352,635)      (8,937,712)     (11,100,099)
  Net realized gain (loss) from foreign
     currency transactions
  Net unrealized gain (loss)
     on investments                                                  4,761,565       (3,741,398)      17,869,122      (11,152,224)
  Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currency
                                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
     resulting from operations                                       4,610,748      (12,316,430)       8,752,658      (22,726,374)
  Distribution to shareholders from
     capital gains (Note D)
Increase (decrease) in net assets derived
   from shareholder transactions
   (Note F)                                                         (1,615,641)      (5,424,271)      (2,041,362)      (3,951,852)
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                2,995,107      (17,740,701)       6,711,296      (26,678,226)

NET ASSETS:
   Beginning of Period                                              31,843,166       49,583,867       51,865,535       78,543,761
                                                                 -------------    -------------    -------------    -------------

   End of Period                                                 $  34,838,273    $  31,843,166    $  58,576,831    $  51,865,535
                                                                 =============    =============    =============    =============

Undistributed net investment
   income (loss)                                                 $     (86,813)   $           0    $    (178,752)   $           0
                                                                 =============    =============    =============    =============

                                                                            MID-CAP
                                                                            GROWTH
                                                                           PORTFOLIO
                                                                 ------------------------------

                                                                  (UNAUDITED)         YEAR
                                                                  SIX MONTHS         ENDED
                                                                  ENDED JUNE        DECEMBER
                                                                   30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income (loss)                                   $     (61,244)   $    (115,997)
  Net realized gain (loss) on
     security transactions                                             612,114       (4,021,667)
  Net realized gain (loss) from foreign
     currency transactions
  Net unrealized gain (loss)
     on investments                                                  1,900,542       (1,308,641)
  Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currency
                                                                 -------------    -------------
  Net increase (decrease) in net assets
     resulting from operations                                       2,451,412       (5,446,305)
  Distribution to shareholders from
     capital gains (Note D)
Increase (decrease) in net assets derived
   from shareholder transactions
     (Note F)                                                        1,667,219        6,284,701
                                                                 -------------    -------------

Net increase (decrease) in net assets                                4,118,631          838,396

NET ASSETS:
  Beginning of Period                                               12,424,488       11,586,092
                                                                 -------------    -------------

   End of Period                                                 $  16,543,119    $  12,424,488
                                                                 =============    =============

Undistributed net investment
   income (loss)                                                 $     (61,244)   $           0
                                                                 =============    =============

                       See notes to financial statements.

                                                                           STRATEGIC                           MID-CAP
                                                                            GROWTH                              VALUE
                                                                           PORTFOLIO                          PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                  (UNAUDITED)        YEAR           (UNAUDITED)          YEAR
                                                                  SIX MONTHS         ENDED           SIX MONTHS         ENDED
                                                                  ENDED JUNE       DECEMBER          ENDED JUNE        DECEMBER
                                                                   30, 2003        31, 2002           30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income (loss)                                   $     (36,439)   $    (328,689)   $       3,316    $     (16,544)
  Net realized gain (loss on)
     security transactions                                          (2,385,824)     (34,227,350)        (564,501)      (1,082,318)
  Net realized gain (loss) from foreign
     currency transactions                                             (44,597)           1,420             (946)            (609)
  Net unrealized gain (loss)
     on investments                                                 13,251,174       (6,303,577)       4,172,524       (3,415,821)
  Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currency                                    (2,349)           1,577              205              428
                                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
     resulting from operations                                      10,781,965      (40,856,619)       3,610,598       (4,514,864)
  Distribution to shareholders from
     capital gains (Note D)
Increase (decrease) in net assets derived
   from shareholder transactions
   (Note F)                                                         (4,300,393)      (5,814,495)      (1,852,310)      10,387,192
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                6,481,572      (46,671,114)       1,758,288        5,872,328

NET ASSETS:
   Beginning of Period                                              73,987,892      120,659,006       26,343,509       20,471,181
                                                                 -------------    -------------    -------------    -------------

   End of Period                                                 $  80,469,464    $  73,987,892    $  28,101,797    $  26,343,509
                                                                 =============    =============    =============    =============

Undistributed net investment
   income (loss)                                                 $     (81,009)   $          27    $       2,370    $           0
                                                                 =============    =============    =============    =============

                                                                            CAPITAL                          SMALL-CAP
                                                                            GROWTH                             VALUE
                                                                           PORTFOLIO                          PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                   (UNAUDITED)        YEAR          (UNAUDITED)         YEAR
                                                                   SIX MONTHS         ENDED          SIX MONTHS        ENDED
                                                                   ENDED JUNE        DECEMBER        ENDED JUNE       DECEMBER
                                                                    30, 2003         31, 2002         30, 2003        31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income (loss)                                   $      76,819    $    (176,516)   $     (50,225)   $     (81,997)
  Net realized gain (loss) on
     security transactions                                         (19,863,124)     (21,774,219)        (412,027)        (873,886)
  Net realized gain (loss) from foreign
     currency transactions
  Net unrealized gain (loss)
     on investments                                                 38,488,133      (58,571,676)       2,959,687       (2,834,613)
  Net unrealized gain (loss) on
     translation of assets and
     liabilities in foreign currency
                                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
     resulting from operations                                      18,701,828      (80,522,411)       2,497,435       (3,790,496)
  Distribution to shareholders from
     capital gains (Note D)
Increase (decrease) in net assets derived
   from shareholder transactions
   (Note F)                                                        (11,039,748)     (14,832,763)       9,781,190        9,382,811
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                7,662,080      (95,355,174)      12,278,625        5,495,735

NET ASSETS:
   Beginning of Period                                             167,737,547      263,092,721       23,439,610       17,943,875
                                                                 -------------    -------------    -------------    -------------

   End of Period                                                 $ 175,399,627    $ 167,737,547    $  35,718,235    $  23,439,610
                                                                 =============    =============    =============    =============

Undistributed net investment
   income (loss)                                                 $      76,819    $           0    $     (50,225)   $           0
                                                                 =============    =============    =============    =============

                                                                                                             INTERNATIONAL
                                                                             VALUE                              EQUITY
                                                                           PORTFOLIO                           PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                  (UNAUDITED)        YEAR           (UNAUDITED)        YEAR
                                                                  SIX MONTHS         ENDED          SIX MONTHS         ENDED
                                                                  ENDED JUNE        DECEMBER        ENDED JUNE        DECEMBER
                                                                   30, 2003         31, 2002         30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income gain (loss)                              $     321,641    $     623,040    $     166,536    $     141,216
  Net realized gain (loss) on
    security transactions                                           (4,669,917)      (4,221,295)      (2,631,710)      (9,433,645)
  Net unrealized gain (loss) on
    futures contracts
  Net realized gain (loss) from foreign
    currency transactions                                                                                 50,264          191,652
  Net unrealized gain (loss)
    on investments                                                  11,640,617      (16,736,073)       3,732,491        1,744,772
  Net unrealized gain (loss) on
    futures contracts
  Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currency                                                                      (12,279)           9,334
                                                                 -------------    -------------    -------------    -------------

  Net increase (decrease) in net assets
    resulting from operations                                        7,292,341      (20,334,328)       1,305,302       (7,346,671)
  Distribution to shareholders from
    net investment income (Note D)                                    (616,324)        (803,166)        (332,868)
  Distribution to shareholders from
    capital gains (Note D)
Increase (decrease in net assets  derived)
    from shareholder transactions
    (Note F)                                                        (2,883,491)      (5,697,958)         655,804          657,909
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                3,792,526      (26,835,452)       1,628,238       (6,688,762)

NET ASSETS:
  Beginning of Period                                               69,268,418       96,103,870       25,484,143       32,172,905
                                                                 -------------    -------------    -------------    -------------

  End of Period                                                  $  73,060,944    $  69,268,418    $  27,112,381    $  25,484,143
                                                                 =============    =============    =============    =============

Undistributed net investment
  income                                                         $     321,641    $     616,324    $     216,800    $     332,868
                                                                 =============    =============    =============    =============

                                                                              S&P 500
                                                                               INDEX
                                                                             PORTFOLIO
                                                                 ------------------------------

                                                                   (UNAUDITED)         YEAR
                                                                   SIX MONTHS         ENDED
                                                                   ENDED JUNE        DECEMBER
                                                                    30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:
  Net investment income gain (loss)                              $   1,252,165    $   2,255,722
  Net realized gain (loss) on
    security transactions                                             (587,331)      (6,673,232)
  Net unrealized gain (loss) on
    futures contracts                                                  343,615       (2,147,002)
  Net realized gain (loss) from foreign
    currency transactions
  Net unrealized gain (loss)
    on investments                                                  17,787,755      (38,876,432)
  Net unrealized gain (loss) on
    futures contracts                                                  125,362         (295,213)
  Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currency
                                                                 -------------    -------------
  Net increase (decrease) in net assets
    resulting from operations                                       18,921,566      (45,736,157)
  Distribution to shareholders from
    net investment income (Note D)                                  (2,249,935)      (1,932,263)
  Distribution to shareholders from
    capital gains (Note D)
Increase (decrease in net assets  derived)
    from shareholder transactions
    (Note F)                                                         3,139,532       24,495,161
                                                                 -------------    -------------

Net increase (decrease) in net assets                               19,811,163      (23,173,259)

NET ASSETS:
  Beginning of Period                                              165,873,051      189,046,310
                                                                 -------------    -------------

  End of Period                                                  $ 185,684,214    $ 165,873,051
                                                                 =============    =============

Undistributed net investment
  income                                                         $   1,252,165    $   2,249,935
                                                                 =============    =============

                       See notes to financial statements.

                                                                          WORLD GROWTH                       HIGH YIELD
                                                                              STOCK                             BOND
                                                                            PORTFOLIO                         PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                  (UNAUDITED)         YEAR          (UNAUDITED)         YEAR
                                                                   SIX MONTHS        ENDED           SIX MONTHS        ENDED
                                                                   ENDED JUNE       DECEMBER         ENDED JUNE       DECEMBER
                                                                   30, 2003         31, 2002         30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income gain (loss)                              $   1,211,811    $   1,354,679    $     712,706    $   1,169,857
  Net realized gain (loss) on
    security transactions                                              691,182       (4,468,782)        (206,758)      (1,548,445)
  Net unrealized gain (loss) on
    futures contracts
  Net realized gain (loss) from foreign
    currency transactions                                              (14,289)          41,834           (7,913)          (5,749)
  Net unrealized gain (loss)
    on investments                                                   6,077,338      (16,803,934)       1,453,813          664,558
  Net unrealized gain (loss) on
    futures contracts
  Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currency                                      4,897           27,233            2,480           (1,021)
                                                                 -------------    -------------    -------------    -------------

  Net increase (decrease) in net assets
    resulting from operations                                        7,970,939      (19,848,970)       1,954,328          279,200
  Distribution to shareholders from
    net investment income (Note D)                                  (1,866,526)      (1,306,095)      (1,175,990)          (6,894)
  Distribution to shareholders from
    capital gains (Note D)
Increase (decrease) in net assets  derived
    from shareholder transactions
    (Note F)                                                        (3,551,253)      (2,624,063)       7,190,146        1,693,694
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                2,553,160      (23,779,128)       7,968,484        1,966,000

NET ASSETS:
  Beginning of Period                                               95,116,449      118,895,577       15,808,770       13,842,770
                                                                 -------------    -------------    -------------    -------------

  End of Period                                                  $  97,669,609    $  95,116,449    $  23,777,254    $  15,808,770
                                                                 =============    =============    =============    =============

Undistributed net investment
  income                                                         $     339,822    $   1,008,826    $     681,022    $   1,152,219
                                                                 =============    =============    =============    =============

                                                                                                               MONEY
                                                                             BALANCED                          MARKET
                                                                            PORTFOLIO                         PORTFOLIO
                                                                 ------------------------------    ------------------------------

                                                                  (UNAUDITED)          YEAR         (UNAUDITED)         YEAR
                                                                  SIX MONTHS          ENDED          SIX MONTHS        ENDED
                                                                  ENDED JUNE         DECEMBER        ENDED JUNE       DECEMBER
                                                                   30, 2003          31, 2002        30, 2003         31, 2002
INCREASE (DECREASE) IN NET ASSETS:

  Net investment income gain (loss)                              $     615,907    $   1,443,820    $     262,529    $     940,471
  Net realized gain (loss) on
    security transactions                                             (675,994)      (4,583,835)              16              838
  Net unrealized gain (loss) on
    futures contracts
  Net realized gain (loss) from foreign
    currency transactions                                                2,981            6,852
  Net unrealized gain (loss)
    on investments                                                   3,998,406       (1,231,410)           1,596          (41,798)
  Net unrealized gain (loss) on
    futures contracts
  Net unrealized gain (loss) on
    translation of assets and
    liabilities in foreign currency                                        295              213
                                                                 -------------    -------------    -------------    -------------

  Net increase (decrease) in net assets
    resulting from operations                                        3,941,595       (4,364,360)         264,141          899,511
  Distribution to shareholders from
    net investment income (Note D)                                  (1,450,671)      (1,666,259)        (940,471)      (1,777,741)
  Distribution to shareholders from
    capital gains (Note D)                                                                                  (718)
Increase (decrease) in net assets  derived
    from shareholder transactions
    (Note F)                                                           259,604        2,778,169       (4,046,830)       9,022,118
                                                                 -------------    -------------    -------------    -------------

Net increase (decrease) in net assets                                2,750,528       (3,252,450)      (4,723,878)       8,143,888

NET ASSETS:
  Beginning of Period                                               62,497,042       65,749,492       73,809,628       65,665,740
                                                                 -------------    -------------    -------------    -------------

  End of Period                                                  $  65,247,570    $  62,497,042    $  69,085,750    $  73,809,628
                                                                 =============    =============    =============    =============

Undistributed net investment
  income                                                         $     618,887    $   1,450,670    $     262,528    $     940,470
                                                                 =============    =============    =============    =============

                          NOTES TO FINANCIAL STATEMENTS

               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

NOTE A--ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding flexible premium variable life insurance policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of fourteen separate portfolios (the "Portfolios"): the Growth Portfolio, the Small Company Portfolio, the Mid-Cap Growth Portfolio, the Strategic Growth Portfolio, the Mid-Cap Value Portfolio, the Capital Growth Portfolio, the Small-Cap Value Portfolio, the Value Portfolio, the International Equity Portfolio, the S&P 500 Index Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio.

NOTE B--SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements.

The following summarizes the significant accounting policies of the Company:

VALUATION OF INVESTMENTS: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the bid price at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. At June 30, 2003, the International Equity Portfolio and the High Yield Bond Portfolio held fair valued securities valued at $42,545 and $3,490, respectively. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

INVESTMENT SECURITY TRANSACTIONS: Investment security transactions are recorded as of the trade date; the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from ordinary income and net realized capital gains are declared and distributed at least once annually. Distributions to shareholders are recorded on the ex-dividend date.

The Company distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as dividends in excess of net investment income or accumulated net realized gains.

FOREIGN CURRENCY TRANSACTIONS: Certain Portfolios may engage in portfolio transactions that are denominated in foreign currency. All related receivables and payables are marked to market daily based on the most recent exchange rates listed at the close of the New York Stock Exchange.

The Portfolios do not isolate the portion of the operating results due to changes in foreign exchange rates on investments from the fluctuations arising from changes in the market value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains and losses arise from the fluctuation of exchange rates between trade date and settlement date on security transactions and from the difference between accrual date and payment date on accrued investment income. Net unrealized foreign exchange gains and losses are related to the fluctuation of exchange rates on the payables and receivables for securities and accrued investment income at June 30, 2003.

The Portfolios may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified currency relative to the U.S. dollar. The market value of the contract will fluctuate with changes in the currency exchange rates. Contracts are valued daily and the changes in the market values are recorded by the Portfolios as unrealized appreciation or depreciation of foreign currency translations. At June 30, 2003, the International Equity Portfolio and High Yield Bond Portfolio had the following open forward foreign currency contracts:

                                                                        U.S. DOLLAR     UNREALIZED
CONTRACTS                     SETTLEMENT  CONTRACTS TO                    VALUE AT     APPRECIATION
PURCHASED                        DATE       RECEIVE          COST         06/30/03    (DEPRECIATION)
INTERNATIONAL EQUITY
  PORTFOLIO
Euro dollars                  07/02/03        354,497   $    405,010   $    407,094   $        2,084
Indonesian rupiah             07/10/03    354,510,000         43,128         42,971             (157)

                                                                        U.S. DOLLAR     UNREALIZED
CONTRACTS                     SETTLEMENT  CONTRACTS TO                    VALUE AT     APPRECIATION
SOLD                             DATE       DELIVER        PROCEEDS       06/30/03    (DEPRECIATION)
INTERNATIONAL EQUITY
  PORTFOLIO
Euro dollars                  07/02/03        321,546   $    367,508   $    369,254   $       (1,746)
Great British pounds          07/02/03         91,149        150,104        150,411             (307)

HIGH YIELD BOND PORTFOLIO
Euro dollars                  08/04/03         64,500         75,723         73,992            1,731

FUTURES CONTRACTS: The Portfolios (excluding World Growth Stock and Money Market Portfolios) may enter into futures contacts in order to manage exposure to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities of up to 5% of the contract value as collateral ("initial margin"). Subsequent payments ("variation margin") are made or received, daily, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded to the Portfolios as an unrealized gain or loss. The risks on entering into futures contracts include the possibility that the change in the value of the contract may not correlate with changes in the underlying securities and that the market for the futures contract may be illiquid.

As of June 30, 2003, the S&P 500 Index Portfolio held the following futures contracts:

                                                              MARKET         MARKET
CONTRACTS                     EXPIRATION     NUMBER OF       VALUE OF      UNREALIZED
PURCHASED                        DATE        CONTRACTS      CONTRACTS     DEPRECIATION
S&P 500 INDEX PORTFOLIO
S&P 500 Stock
Index Contracts                 09/19/03        30        $  7,299,750   $     (152,838)

FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing all of its ordinary income and net realized capital gains. Therefore, no Federal tax provision is required.

Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.

SECURITY LENDING: The Strategic Growth Portfolio, the International Equity Portfolio, the S&P 500 Index Portfolio, and the High Yield Bond Portfolio may make loans of their portfolio securities. The S&P 500 Index Portfolio has entered into a Securities Lending Agreement (the "Agreement") with Citibank, N.A. (the "Agent"). Under the terms of the Agreement, the S&P 500 Index Portfolio may lend portfolio securities to certain qualified institutions (the "Borrower") approved by the Board of Directors of the Fund in order to earn additional income. The Agreement requires that loans are to be collateralized at all times by cash or government and agency securities in an amount at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business each day and any additional required collateral is delivered to the Agent on the next business day. At June 30, 2003, the S&P 500 Index Portfolio had securities valued at $7,809,674 on loan and cash collateral of $8,079,738 was invested in a U.S. Government Repurchase Agreement.

The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolio could experience delays and costs in recovering securities loaned or in gaining access to the collateral. The Agent provides the Portfolio with indemnification against Borrower default. A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Portfolio and the Agent. Income earned from securities lending is reflected on the Statement of Operations as investment income. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

NOTE C--INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At June 30, 2003, gross unrealized gains and losses were as follows:

PORTFOLIO                           GAINS          LOSSES       GAIN (LOSS)
Growth Portfolio                 $  5,158,760   $    175,378   $  4,983,382
Small Company Portfolio             8,864,226      5,321,990      3,542,236
Mid-Cap Growth Portfolio            2,050,548        200,005      1,850,543
Strategic Growth Portfolio          6,807,617      1,186,462      5,621,155
Mid-Cap Value Portfolio             3,182,878      1,633,043      1,549,835
Capital Growth Portfolio           13,309,932     18,191,529     (4,881,597)
Small-Cap Value Portfolio           2,775,173      1,844,910        930,263
Value Portfolio                     7,904,934      2,713,575      5,191,359
International Equity Portfolio      2,324,976        215,972      2,109,004
S&P 500 Index Portfolio            14,120,451     72,132,114    (58,011,663)
World Growth Stock Portfolio       16,319,454     20,350,930     (4,031,476)
High Yield Bond Portfolio           1,215,513        929,099        286,414
Balanced Portfolio                  4,701,611      1,019,284      3,682,327
Money Market Portfolio                  3,348              -          3,348

At June 30, 2003, the Mid-Cap Value Portfolio, World Growth Stock Portfolio, High Yield Bond Portfolio, and Balanced Portfolio had unrealized foreign currency gains of $490; $21,635; $1,230; and $2,106; respectively. The Strategic Growth Portfolio and the International Equity Portfolio had unrealized foreign currency losses of $718; and $2,661; respectively.

At December 31, 2002, the following Portfolios had accumulated realized capital losses, for Federal income tax purposes, which are available to be used to offset future realized gains:

                             TOTAL LOSS        EXPIRES      EXPIRES        EXPIRES        EXPIRES         EXPIRES
PORTFOLIO                   CARRYFORWARD        2006         2007           2008           2009            2010
Growth                      $  36,677,541   $        -   $          -   $          -   $  27,407,801   $   9,269,740
Small Company                  22,036,446            -      3,929,985      3,425,713       3,605,991      11,074,757
Mid-Cap Growth                  6,369,803            -              -              -       2,334,008       4,035,795
Strategic Growth               77,044,777            -              -              -      38,677,089      38,367,688
Mid-Cap Value                     944,558            -              -              -         306,869         637,689
Capital Growth                 42,990,524            -              -              -      21,930,852      21,059,672
Small-Cap Value                   750,143            -              -              -               -         750,143
Value                           5,175,842            -              -              -         961,263       4,214,579
International Equity           19,805,539            -              -        782,842       9,447,776       9,574,921
S&P 500 Index                  14,569,369            -              -        539,615       5,102,716       8,927,038
World Growth Stock              6,218,661            -              -              -       1,749,879       4,468,782
High Yield Bond                 3,900,640      128,147        261,114        231,394       1,575,068       1,704,917
Balanced                        8,110,047            -              -              -       3,482,471       4,627,576
Money Market                            -            -              -              -               -               -

In addition, during the period from November 1, 2002 through December 31, 2002, the Small Cap Value Portfolio incurred a capital loss of $63,361. This loss is treated for Federal income tax purposes as if they occurred on January 1, 2003. Accordingly, during 2002 this Portfolio may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

Purchases and sales of investment securities for the period ended June 30, 2003, other than short-term debt securities and government securities having maturities of one year or less, were as follows:

                             COST OF             PROCEEDS FROM
                            INVESTMENT             INVESTMENT
PORTFOLIO              SECURITIES PURCHASED     SECURITIES SOLD
Growth                 $         32,622,224   $    33,074,968
Small Company                    26,527,062        27,773,939
Mid-Cap Growth                   15,081,822        13,578,645
Strategic Growth                 71,512,783        73,802,594
Mid-Cap Value                     6,736,278         8,776,298
Capital Growth                   45,437,527        50,183,198
Small-Cap Value                  16,291,336         7,424,140
Value                            25,079,689        30,345,643
International Equity             40,961,474        39,961,584
S&P 500 Index                     6,311,810         1,343,006
World Growth Stock                7,311,386        11,476,590
High Yield Bond                  10,689,608         5,116,341
Balanced                         22,456,944        20,221,348

NOTE D - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2003 and 2002 was as follows:

                               DISTRIBUTIONS PAID IN 2003       DISTRIBUTIONS PAID IN 2002
                            -------------------------------   -------------------------------
                               ORDINARY        LONG-TERM         ORDINARY        LONG-TERM
PORTFOLIO                       INCOME       CAPITAL GAINS        INCOME       CAPITAL GAINS
Growth                      $            -   $            -   $            -   $            -
Small Company                            -                -                -                -
Mid-Cap Growth                           -                -                -                -
Strategic Growth                         -                -                -                -
Mid-Cap Value                            -                -                -                -
Capital Growth                           -                -                -                -
Small-Cap Value                          -                -           93,039            3,541
Value                              616,324                -          803,166                -
International Equity               332,868                -                -                -
S&P 500 Index                    2,249,935                -        1,932,263                -
World Growth Stock               1,866,526                -        1,306,095                -
High Yield Bond                  1,175,990                -            6,894                -
Balanced                         1,450,671                -        1,666,259                -
Money Market                       940,471              718        1,777,741                -

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from Generally Accepted Accounting Principles. These differences primarily relate to investments in passive foreign investment companies, foreign denominated investments, and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

NOTE E--INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENT

The Company has entered into an investment management agreement with Jefferson Pilot Investment Advisory Corporation, "JPIA", a registered investment adviser and wholly owned subsidiary of Jefferson-Pilot Corporation. Under the agreement, JPIA provides investment management and certain administrative services for the Company. JPIA has, in turn, retained Strong Capital Management, Inc. to provide investment advisory services for the Growth Portfolio; Lord, Abbett & Company to provide investment advisory services for the Small Company Portfolio; Turner Investment Partners, Inc. to provide investment advisory services for the Mid-Cap Growth Portfolio; T. Rowe Price Associates, Inc. to provide investment advisory services for the Strategic Growth Portfolio; Wellington Management Company, LLP to provide investment advisory services for the Mid-Cap Value Portfolio; Janus Capital Management, LLC to provide investment advisory services for the Capital Growth Portfolio and the Balanced Portfolio; Dalton, Greiner, Hartman, Maher & Company to provide investment advisory services for the Small-Cap Value Portfolio; Credit Suisse Asset Management, LLC to provide investment advisory services for the Value Portfolio; Marsico Capital Management, LLC to provide investment advisory services for the International Equity Portfolio; Barclays Global Fund Advisors to provide investment advisory services for the S&P 500 Index Portfolio; Templeton Investment Counsel, LLC to provide investment advisory services for the World Growth Stock Portfolio; and Massachusetts Financial Services Company to provide investment advisory services for the High Yield Bond Portfolio and the Money Market Portfolio. For its investment management and administrative services, JPIA is paid an annual fee through a daily charge based on a percentage of the average daily net asset value of each Portfolio as shown below:

                       FIRST $100    NEXT $400     OVER $500
PORTFOLIO               MILLION       MILLION       MILLION
Growth                     .75%          .75%          .75%
Mid-Cap Growth             .90%          .90%          .90%
Mid-Cap Value             1.05%         1.05%         1.05%
Capital Growth             .85%          .80%          .75%
S&P 500 Index              .24%          .24%          .24%
High Yield Bond            .75%          .75%          .75%

                       FIRST $200    NEXT $1.10    OVER $1.30
PORTFOLIO               MILLION       BILLION       BILLION
Small Company              .75%          .70%          .65%
Strategic Growth           .80%          .75%          .70%
Small-Cap Value           1.30%         1.30%         1.30%
Value                      .75%          .70%          .65%
International Equity      1.00%         1.00%         1.00%
World Growth Stock         .75%          .70%          .65%
Balanced                   .75%          .70%          .65%
Money Market               .50%          .45%          .40%

EXPENSE REDUCTIONS: JPIA has entered into an Expense Reimbursement Plan with the S&P 500 Index Portfolio. Under the Plan, JPIA has agreed to maintain an expense cap, which limits the amount of expenses that can be borne by the Portfolio. Accordingly, JPIA will reimburse the Portfolio to the extent that the Portfolio's operating expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) exceed 0.28% of the Portfolio's average daily net assets.

Expenses incurred in excess of the expense cap and paid by JPIA will be carried over into future fiscal years and may be reimbursed during any fiscal year in which the Portfolio's total expense ratio is below the expense cap. As of June 30, 2003, the cumulative potential reimbursement to JPIA is $349,000.

This Expense Reimbursement Plan may be terminated by JPIA at any time. Provided the Plan is still in effect, this Plan shall automatically terminate on December 31, 2005, whereupon the obligations of both the Portfolio and JPIA shall cease.

NOTE F--SHAREHOLDERS' TRANSACTIONS

Following is a summary of transactions with shareholders for each Portfolio.

GROWTH PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         450,262    $    4,404,017         446,801    $    5,032,758
Shares issued as reinvestment
  of dividends
Shares redeemed                      (601,286)       (6,019,658)       (979,910)      (10,457,029)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (151,024)   $   (1,615,641)       (533,109)   $   (5,424,271)
                                 ============    ==============    ============    ==============

SMALL COMPANY PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         193,811    $    1,974,915         609,056    $    7,419,534
Shares issued as reinvestment
  of dividends
Shares redeemed                      (401,660)       (4,016,277)     (1,011,441)      (11,371,386)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (207,849)   $   (2,041,362)       (402,385)   $   (3,951,852)
                                 ============    ==============    ============    ==============

MID-CAP GROWTH PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       1,341,271    $    8,703,200       1,603,632    $   11,332,741
Shares issued as reinvestment
  of dividends
Shares redeemed                    (1,128,254)       (7,035,981)       (836,713)       (5,048,040)
                                 ------------    --------------    ------------    --------------
    Net increase                      213,017    $    1,667,219         766,919    $    6,284,701
                                 ============    ==============    ============    ==============

STRATEGIC GROWTH PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         207,292    $    2,166,273         635,211    $    7,631,329
Shares issued as reinvestment
  of dividends
Shares redeemed                      (641,719)       (6,466,666)     (1,234,315)      (13,445,824)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (434,427)   $   (4,300,393)       (599,104)   $   (5,814,495)
                                 ============    ==============    ============    ==============

MID-CAP VALUE PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         274,416    $    2,469,865       2,440,321    $   23,754,882
Shares issued as reinvestment
  of dividends
Shares redeemed                      (498,472)       (4,322,175)     (1,428,560)      (13,367,690)
                                 ------------    --------------    ------------    --------------
    Net increase (decrease)          (224,056)   $   (1,852,310)      1,011,761    $   10,387,192
                                 ============    ==============    ============    ==============

CAPITAL GROWTH PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         270,032    $    4,327,747         575,271    $   10,352,505
Shares issued as reinvestment
  of dividends
Shares redeemed                      (975,311)      (15,367,495)     (1,446,974)      (25,185,268)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (705,279)   $  (11,039,748)       (871,703)   $  (14,832,763)
                                 ============    ==============    ============    ==============

SMALL-CAP VALUE PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       1,309,170    $   12,748,973       2,118,708    $   22,916,820
Shares issued as reinvestment
  of dividends                                                           17,754           202,619
Shares redeemed                      (312,398)       (2,967,783)     (1,324,366)      (13,736,628)
                                 ------------    --------------    ------------    --------------
    Net increase                      996,772    $    9,781,190         812,096    $    9,382,811
                                 ============    ==============    ============    ==============

VALUE PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         145,589    $    2,302,490         550,614    $    9,799,053
Shares issued as reinvestment
  of dividends                         41,268           616,324          40,616           803,166
Shares redeemed                      (376,578)       (5,802,305)       (965,117)      (16,300,177)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (189,721)   $   (2,883,491)       (373,887)   $   (5,697,958)
                                 ============    ==============    ============    ==============

INTERNATIONAL EQUITY PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       1,398,647    $    8,948,692         715,270    $    5,513,551
Shares issued as reinvestment
  of dividends                         55,275           332,868
Shares redeemed                    (1,339,007)       (8,625,756)       (620,515)       (4,855,642)
                                 ------------    --------------    ------------    --------------
    Net increase                      114,915    $      655,804          94,755    $      657,909
                                 ============    ==============    ============    ==============

S&P 500 INDEX PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       2,210,173    $   13,784,740       7,034,401    $   48,900,285
Shares issued as reinvestment
  of dividends                        375,480         2,249,935         244,339         1,932,263
Shares redeemed                    (2,116,360)      (12,895,143)     (3,941,924)      (26,337,387)
                                 ------------    --------------    ------------    --------------
    Net increase                      469,293    $    3,139,532       3,336,816    $   24,495,161
                                 ============    ==============    ============    ==============

WORLD GROWTH STOCK PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                          81,400    $    1,419,055         404,718    $    7,865,972
Shares issued as reinvestment
  of dividends                        120,932         1,866,526          64,199         1,306,095
Shares redeemed                      (412,547)       (6,836,834)       (639,770)      (11,796,130)
                                 ------------    --------------    ------------    --------------
    Net decrease                     (210,215)   $   (3,551,253)       (170,853)   $   (2,624,063)
                                 ============    ==============    ============    ==============

HIGH YIELD BOND PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       1,730,506    $   12,899,241       1,902,646    $   13,713,325
Shares issued as reinvestment
  of dividends                        164,887         1,175,990         206,403         1,485,455
Shares redeemed                      (922,293)       (6,885,085)     (1,881,382)      (13,505,086)
                                 ------------    --------------    ------------    --------------
    Net increase                      973,100    $    7,190,146         227,667    $    1,693,694
                                 ============    ==============    ============    ==============

BALANCED PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                         344,290    $    3,897,112       1,140,465    $   13,486,101
Shares issued as reinvestment
  of dividends                        131,817         1,450,671         137,255         1,666,259
Shares redeemed                      (454,776)       (5,088,179)     (1,062,270)      (12,374,191)
                                 ------------    --------------    ------------    --------------
    Net increase                       21,331    $      259,604         215,450    $    2,778,169
                                 ============    ==============    ============    ==============

MONEY MARKET PORTFOLIO

                                    FOR THE SIX MONTHS ENDED                YEAR ENDED
                                         JUNE 30, 2003                   DECEMBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------    --------------    ------------    --------------
Shares issued                       3,509,355    $   37,823,205       7,199,235    $   77,720,691
Shares issued as reinvestment
  of dividends                         87,983           941,189         166,052         1,777,741
Shares redeemed                    (3,980,733)      (42,811,224)     (6,514,960)      (70,476,314)
                                 ------------    --------------    ------------    --------------
    Net increase (decrease)          (383,395)   $   (4,046,830)        850,327    $    9,022,118
                                 ============    ==============    ============    ==============

NOTE G - CONCENTRATION OF CREDIT RISK

The International Equity and World Growth Stock Portfolios invest in securities of non-U.S. issuers. Although the Portfolios maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2003, the investment allocation by industry for the International Equity Portfolio was as follows:

                                              % OF
INDUSTRY                                   NET ASSETS
Banking                                      20.85%
Airlines                                      8.35%
Telecommunications - Integrated               8.20%
Motor Vehicle Manufacturing                   7.39%
Beverages                                     5.60%
Oil & Gas - Integrated                        5.37%
Electronics                                   5.01%
Insurance                                     4.26%
Broadcasting                                  4.14%
Entertainment & Leisure                       4.01%
Publishing & Printing                         3.88%
Financial Services                            3.53%
Pharmaceutical                                2.53%
Telecommunications - Wireless                 2.21%
Computer Software                             2.02%
Other                                         9.22%

At June 30, 2003, the investment allocation by industry for the World Growth Stock Portfolio was as follows:

                                              % OF
INDUSTRY                                   NET ASSETS
Banking                                       8.96%
Pharmaceutical                                8.69%
Telecommunications - Integrated               7.34%
Oil & Gas - Integrated                        7.33%
Insurance                                     6.37%
Utilities - Electric & Gas                    4.40%
Chemicals                                     4.15%
Financial Services                            3.39%
Electronics                                   3.34%
Commercial Services                           3.18%
Retail Stores                                 2.84%
Food Products                                 2.70%
Diversified Operations                        2.49%
Toys                                          2.41%
Aerospace & Defense                           2.34%
Home Furnishings                              2.03%
Mining & Metals -
  Ferrous & Nonferrous                        2.01%
Other                                        24.01%

NOTE H - MANAGEMENT OF THE FUND

The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The individuals listed below serve as directors or officers of the Fund, overseeing all fourteen Portfolios. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of Jefferson-Pilot Life Insurance Company ("JP") or its wholly-owned subsidiaries, including the Fund's issuers, Jefferson Pilot Financial Insurance Company ("JPF") and Jefferson Pilot LifeAmerica Insurance Company ("JPLA"); the Fund's investment advisor, Jefferson Pilot Investment Advisory Corp. ("JPIA"); and the Fund's principal underwriter and distributor, Jefferson Pilot Variable Corp. ("JPVC").

NAME, AGE                                         LENGTH OF
AND ADDRESS               POSITION(S)             SERVICE        PRINCIPAL OCCUPATIONS
------------              -----------             ---------      ---------------------
Ronald Angarella (45)     President and           7 Years        Sr. Vice President, JP, JPF, JPLA; President and Director,
One Granite Place         Director                               JPIA and JPVC; Chairman and Director, Jefferson Pilot
Concord, NH 03301                                                Securities Corp. and Hampshire Funding, Inc.

Charles C. Cornelio (43)  Vice President          11 Years       Executive Vice President, JP, JPF, and JPLA;
One Granite Place         and General Counsel                    Vice President, Director, Jefferson Pilot Securities Corp.;
Concord, NH 03301                                                Vice President, Hampshire Funding, Inc.

Craig D. Moreshead (35)   Secretary               5 Years        Associate Counsel for JPF; Secretary, JPIA and JPVC;
One Granite Place                                                Assistant Secretary, Allied Professional Advisors, Inc.
Concord, NH 03301

John A. Weston (43)       Treasurer               11 Years       Vice President, JP, JPF and JPLA; Treasurer and Chief
One Granite Place                                                Financial Officer, JPVC; Treasurer, JPIA, Jefferson Pilot
Concord, NH 03301                                                Securities Corp. and Hampshire Funding, Inc.

Alicia K. DuBois (43)     Assistant Treasurer     2 Years        Assistant Treasurer, JPIA; Senior Mutual Fund Manager,
One Granite Place                                                JPF; formerly Mutual Fund Accounting Manager and Mutual
Concord, NH 03301                                                Fund Analyst, JPF

Michael D. Coughlin (60)  Director                14 Years       Owner, Michael D. Coughlin Associates (general management
95 Kimball Pond Road                                             consulting); President and CEO, McLeod Belting Co; formerly
Canterbury, NH  03224                                            President of Concord Litho Company, Inc. (printing company)

Elizabeth S. Hager (58)   Director                14 Years       State Representative, State of New Hampshire; Executive
5 Pleasant View Avenue                                           Director, United Way; Consultant, Fund Development;
Concord, NH 03301                                                previously City Councilor, City of Concord, NH and Mayor,
                                                                 City of Concord, NH

Thomas D. Rath (58)       Director                5 Years        Partner, Rath, Young, Pignatelli, P.A.; President, PlayBall N.H.;
One Capital Plaza                                                formerly Vice Chairman, Primary Bank; Chairman, Horizon Bank
P.O. Box 1500
Concord, NH 03302

Mr. Angarella is an interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Coughlin and Ms. Hager are members of the Audit Committee, and Mr. Angarella and Ms. Hager are members of the Valuation Committee.

The Statement of Additional Information contains additional information about Fund directors and officers and is available free upon request, by calling 1-800-258-3648 ext. 7719.

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

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

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

Item 2 - Code of Ethics (EFFECTIVE 12/31/03)
Item 3 - Audit Committee Financial Expert (EFFECTIVE 12/31/03)
Item 4 - Principal Accountant Fees and Services (EFFECTIVE 12/31/03)
Item 5 - Audit Committee of Listed Registrants (EFFECTIVE 12/31/03)
Item 6 - [Reserved]
Item 7 - Disclosure of Proxy Voting Policies and Procedures (EFFECTIVE 6/30/04)
Item 8 - [Reserved]
Item 9 - CONTROLS & PROCEDURES
       a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding the required disclosure.
       b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.
Item 10 - EXHIBITS
       a)  Amendments to Code of Ethics (EFFECTIVE 12/31/03)
       b)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
           2002
       c)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
           2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By     \s\ Ronald Angarella
       --------------------
       Ronald Angarella
       President
Date:  August 26, 2003

By     \s\ John A. Weston
       ------------------
       John A. Weston
       Treasurer
Date:  August 26, 2003